UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-00123

                                   WM Trust I
               (Exact name of registrant as specified in charter)

                1201 Third Avenue, 22nd Floor, Seattle, WA 98101
               (Address of principal executive offices) (Zip code)

                                Jeffrey L. Lunzer
                1201 Third Avenue, 22nd Floor, Seattle, WA 98101
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (206) 461-3800

                    Date of fiscal year end: October 31, 2005

                     Date of reporting period: July 31, 2005

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
REIT FUND

July 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                                    VALUE
     SHARES                                                        (000S)
     ------

 REAL ESTATE INVESTMENT TRUSTS (REITS) - 87.7%

     DIVERSIFIED - 4.1%
      5,800   Colonial Properties Trust .......................  $        275
    163,000   iStar Financial Inc. ............................         6,975
    127,000   Vornado Realty Trust ............................        11,257
                                                                 ------------
              Total Diversified ...............................        18,507
                                                                 ------------

     HEALTH CARE - 3.4%
    280,000   Health Care Property Investors, Inc. ............         7,801
    184,000   Healthcare Realty Trust, Inc. ...................         7,518
                                                                 ------------
              Total Health Care ...............................        15,319
                                                                 ------------

     INDUSTRIAL/OFFICE - 25.7%

       INDUSTRIAL - 5.0%
    183,200   AMB Property Corporation ........................         8,425
    303,000   ProLogis ........................................        13,805
                                                                 ------------
                                                                       22,230
                                                                 ------------

       MIXED - 1.7%
    228,000   Duke Realty Corporation .........................         7,743
                                                                 ------------

       OFFICE - 19.0%
    207,000   Alexandria Real Estate Equities, Inc. ...........        16,653
    143,000   Arden Realty, Inc. ..............................         5,710
    148,000   Boston Properties, Inc. .........................        11,270
    228,000   CarrAmerica Realty Corporation ..................         8,856
    495,000   Corporate Office Properties Trust ...............        16,667
    473,000   Equity Office Properties Trust ..................        16,768
    125,000   SL Green Realty Corporation .....................         8,712
                                                                 ------------
                                                                       84,636
                                                                 ------------
              Total Industrial/Office .........................       114,609
                                                                 ------------

     LODGING/RESORTS - 5.5%
    490,000   Equity Inns, Inc. ...............................         6,580
    110,500   FelCor Lodging Trust, Inc.+ .....................         1,718
    195,000   Hospitality Properties Trust ....................         8,658
    415,000   Host Marriott Corporation** .....................         7,740
                                                                 ------------
              Total Lodging/Resorts ...........................        24,696
                                                                 ------------

     MORTGAGE/FINANCIAL - 1.6%
    215,300   Annaly Mortgage Management, Inc.** ..............         3,434
     70,500   Redwood Trust, Inc.** ...........................         3,828
                                                                 ------------
              Total Mortgage/Financial ........................         7,262
                                                                 ------------

     RESIDENTIAL - 11.4%

       APARTMENTS - 11.4%
    200,000   AvalonBay Communities, Inc. .....................        17,512
    481,000   Equity Residential ..............................        19,432
    541,000   United Dominion Realty Trust, Inc.** ............        13,769
                                                                 ------------
              Total Residential ...............................        50,713
                                                                 ------------

                                                                    VALUE
     SHARES                                                         (000S)
     ------                                                         ------

     RETAIL - 27.3%

       REGIONAL MALLS - 16.6%
    350,000   General Growth Properties, Inc. .................  $     16,093
    261,000   Macerich Company ................................        18,328
    253,000   Mills Corporation ...............................        16,460
    288,000   Simon Property Group, Inc. ......................        22,965
                                                                 ------------
                                                                       73,846
                                                                 ------------

       SHOPPING CENTERS - 10.7%
    313,000   Developers Diversified Realty Corporation .......        15,234
    180,000   Equity One, Inc. ................................         4,284
    232,700   Kimco Realty Corporation ........................        15,279
    187,000   Pan Pacific Retail Properties, Inc. .............        12,998
                                                                 ------------
                                                                       47,795
                                                                 ------------
              Total Retail ....................................       121,641
                                                                 ------------

     SELF STORAGE - 2.7%
    135,000   Public Storage, Inc. ............................         9,011
     65,000   Shurgard Storage Centers, Inc., Class A .........         3,049
                                                                 ------------
              Total Self Storage ..............................        12,060
                                                                 ------------

     SPECIALTY - 6.0%
    334,000   Capital Automotive REIT** .......................        13,116
    124,500   Global Signal Inc. ..............................         5,341
    215,000   Plum Creek Timber Company, Inc. .................         8,138
                                                                 ------------
              Total Specialty .................................        26,595
                                                                 ------------
              Total REITs
                (Cost $247,845) ...............................       391,402
                                                                 ------------

 COMMON STOCKS - 6.8%

     CONSUMER DISCRETIONARY - 3.6%

       CONSUMER DURABLES & APPAREL - 1.7%
    178,666   D.R. Horton, Inc.** .............................         7,340
                                                                 ------------

       CONSUMER SERVICES - 1.9%
    108,000   Harrah's Entertainment, Inc. ....................         8,504
                                                                 ------------
              Total Consumer Discretionary ....................        15,844
                                                                 ------------

     FINANCIALS - 3.2%

       DIVERSIFIED FINANCIALS - 1.8%
    100,000   Countrywide Financial Corporation ...............         3,600
     54,000   St. Joe Company .................................         4,395
                                                                 ------------
                                                                        7,995
                                                                 ------------

       INSURANCE - 1.4%
    163,700   Fidelity National Financial, Inc. ...............         6,450
                                                                 ------------
              Total Financials ................................        14,445
                                                                 ------------
              Total Common Stocks
                (Cost $19,667) ................................        30,289
                                                                 ------------


                    See Notes to Portfolio of Investments.                     1

--------------------------------------------------------------------------------
REIT FUND

July 31, 2005 (unaudited)
--------------------------------------------------------------------------------

    PRINCIPAL
     AMOUNT                                                          VALUE
     (000S)                                                         (000S)
     -----                                                        ----------

 REPURCHASE AGREEMENT - 5.4%
   (COST $24,138)
$    24,138   Agreement with Morgan Stanley,
                3.250% dated 07/29/2005, to be
                repurchased at $24,145,000 on
                08/01/2005 (Collateralized by U.S.
                Treasury Note, 3.375% due
                01/15/2012, market value
                $24,831,000) ..................................  $     24,138
                                                                 ------------

 SHORT-TERM INVESTMENT - 3.4%
   (COST $15,481)
     15,481   Mellon GSL DBT II
                Collateral Fund++ .............................        15,481
                                                                 ------------
TOTAL INVESTMENTS (Cost $307,131*) ....................  103.3%       461,310
OTHER ASSETS (LIABILITIES) (NET) ......................   (3.3)       (14,887)
                                                         -----   ------------
NET ASSETS ............................................  100.0%  $    446,423
                                                         =====   ============
---------------------------------------
    * Aggregate cost for federal tax purposes.
   ** Some or all of these securities are on loan at July 31, 2005, and have an aggregate market value of $14,638,000, representing 3.3% of the total net assets of the Fund (Collateral Value $15,481,000).
    + Non-income producing security.
   ++ Represents investment purchased with cash collateral for securities loaned.

2                       See Notes to Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
EQUITY INCOME FUND

July 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                                     VALUE
     SHARES                                                          (000S)
     ------                                                         -------

 COMMON STOCKS - 82.7%

     CONSUMER DISCRETIONARY - 11.7%

       AUTOMOBILES & COMPONENTS - 3.6%
    568,000   Autoliv, Inc. ...................................  $     25,304
    645,000   General Motors Corporation** ....................        23,749
    475,000   Magna International Inc., Class A ...............        36,623
                                                                 ------------
                                                                       85,676
                                                                 ------------

       CONSUMER DURABLES & APPAREL - 2.9%
    594,000   D.R. Horton, Inc.** .............................        24,402
  1,060,000   Mattel, Inc. ....................................        19,769
    283,000   NIKE Inc., Class B ..............................        23,715
                                                                 ------------
                                                                       67,886
                                                                 ------------

       CONSUMER SERVICES - 2.8%
    340,000   Carnival Corporation** ..........................        17,816
    363,000   Harrah's Entertainment, Inc. ....................        28,582
    605,000   McDonald's Corporation ..........................        18,858
                                                                 ------------
                                                                       65,256
                                                                 ------------

       RETAILING - 2.4%
    600,000   May Department Stores Company ...................        24,630
    322,500   Neiman Marcus Group, Inc., Class A ..............        31,766
                                                                 ------------
                                                                       56,396
                                                                 ------------
              Total Consumer Discretionary ....................       275,214
                                                                 ------------

     CONSUMER STAPLES - 5.1%

       FOOD & STAPLES RETAILING - 1.4%
    720,000   Wal-Mart de Mexico SA de CV, ADR ................        32,170
                                                                 ------------

       FOOD, BEVERAGE & TOBACCO - 2.5%
    405,000   Altria Group, Inc. ..............................        27,119
    460,000   ConAgra Foods, Inc. .............................        10,447
    396,300   Diageo PLC, Sponsored ADR** .....................        22,062
                                                                 ------------
                                                                       59,628
                                                                 ------------

       HOUSEHOLD & PERSONAL PRODUCTS - 1.2%
    500,000   Procter & Gamble Company ........................        27,815
                                                                 ------------
              Total Consumer Staples ..........................       119,613
                                                                 ------------

       ENERGY - 9.6%
    757,000   Baker Hughes Inc.** .............................        42,801
    360,000   BP PLC, Sponsored ADR ...........................        23,717
    330,000   Chevron Corporation .............................        19,143
    406,000   ConocoPhillips Company ..........................        25,411
    920,800   GlobalSantaFe Corporation .......................        41,427
    440,000   Schlumberger Ltd. ...............................        36,846
    441,234   Valero Energy Corporation .......................        36,525
                                                                 ------------
              Total Energy ....................................       225,870
                                                                 ------------

                                                                     VALUE
     SHARES                                                          (000S)
     ------                                                         -------

     FINANCIALS - 24.9%

       BANKS - 7.0%
  1,139,096   Bank of America Corporation .....................  $     49,664
  1,181,000   North Fork Bancorporation, Inc. .................        32,348
    720,400   TCF Financial Corporation .......................        19,789
    560,000   U.S. Bancorp ....................................        16,834
    744,000   Wells Fargo & Company ...........................        45,637
                                                                 ------------
                                                                      164,272
                                                                 ------------

       DIVERSIFIED FINANCIALS - 7.4%
    400,000   Allied Capital Corporation** ....................        11,376
  1,035,333   Citigroup Inc. ..................................        45,037
    730,998   Countrywide Financial Corporation ...............        26,316
    222,000   Franklin Resources, Inc. ........................        17,942
    310,000   Freddie Mac .....................................        19,617
    775,000   JPMorgan Chase & Company ........................        27,233
    310,000   Morgan Stanley ..................................        16,446
    155,000   T. Rowe Price Group, Inc. .......................        10,284
                                                                 ------------
                                                                      174,251
                                                                 ------------

       INSURANCE - 10.5%
    986,000   ACE Ltd. ........................................        45,563
  1,051,000   AFLAC Inc. ......................................        47,400
    633,000   Allstate Corporation ............................        38,778
    750,000   Fidelity National Financial, Inc. ...............        29,550
  1,820,200   HCC Insurance Holdings, Inc.** ..................        50,456
    506,000   XL Capital Ltd., Class A** ......................        36,341
                                                                 ------------
                                                                      248,088
                                                                 ------------
              Total Financials ................................       586,611
                                                                 ------------

     HEALTH CARE - 7.5%

       HEALTH CARE EQUIPMENT & SERVICES - 3.0%
    375,000   Becton Dickinson & Company ......................        20,764
    900,000   HCA, Inc. .......................................        44,325
    132,500   Smith & Nephew PLC, Sponsored ADR ...............         6,362
                                                                 ------------
                                                                       71,451
                                                                 ------------

       PHARMACEUTICALS & BIOTECHNOLOGY - 4.5%
    500,000   Abbott Laboratories .............................        23,315
    681,000   Johnson & Johnson ...............................        43,557
  1,457,500   Pfizer Inc. .....................................        38,624
                                                                 ------------
                                                                      105,496
                                                                 ------------
              Total Health Care ...............................       176,947
                                                                 ------------

     INDUSTRIALS - 7.6%

       CAPITAL GOODS - 4.9%
    266,000   Boeing Company ..................................        17,559
    180,000   General Dynamics Corporation ....................        20,734
    560,000   General Electric Company ........................        19,320
    420,000   Northrop Grumman Corporation ....................        23,289
    340,000   PACCAR Inc. .....................................        24,555
    185,000   Rockwell Automation, Inc. .......................         9,529
                                                                 ------------
                                                                      114,986
                                                                 ------------

                    See Notes to Portfolio of Investments.                     3

--------------------------------------------------------------------------------
EQUITY INCOME FUND

July 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                                     VALUE
     SHARES                                                          (000S)
     ------                                                         -------

 COMMON STOCKS - (CONTINUED)

     INDUSTRIALS - (CONTINUED)

       COMMERCIAL SERVICES & SUPPLIES - 1.5%
    555,000   Paychex, Inc. ...................................  $     19,375
    555,000   Waste Management Inc. ...........................        15,607
                                                                 ------------
                                                                       34,982
                                                                 ------------
       TRANSPORTATION - 1.2%
  1,000,000   Cathay Pacific Airways Limited, ADR .............         9,293
    277,000   United Parcel Service, Inc., Class B ............        20,213
                                                                 ------------
                                                                       29,506
                                                                 ------------
              Total Industrials ...............................       179,474
                                                                 ------------

     INFORMATION TECHNOLOGY - 6.4%

       COMMUNICATIONS EQUIPMENT - 2.2%
    850,000   Harris Corporation ..............................        31,509
  1,266,000   Nokia Oyj, Sponsored ADR** ......................        20,193
                                                                 ------------
                                                                       51,702
                                                                 ------------

       COMPUTERS & PERIPHERALS - 1.5%
    805,000   Hewlett-Packard Company .........................        19,819
    174,000   International Business Machines Corporation .....        14,522
                                                                 ------------
                                                                       34,341
                                                                 ------------

       ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.8%
    391,000   Diebold, Inc.** .................................        19,425
                                                                 ------------

       SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.9%
    750,000   Intel Corporation ...............................        20,355
    765,000   Microchip Technology Inc. .......................        23,769
                                                                 ------------
                                                                       44,124
                                                                 ------------
              Total Information Technology ....................       149,592
                                                                 ------------

     MATERIALS - 3.3%
    295,000   Alcoa Inc. ......................................         8,275
    550,000   Cemex SA de CV, Sponsored ADR ...................        25,938
    400,000   Dow Chemical Company ............................        19,180
    370,000   Monsanto Company ................................        24,927
                                                                 ------------
              Total Materials .................................        78,320
                                                                 ------------

     TELECOMMUNICATION SERVICES - 2.2%
    340,000   Mobile TeleSystems OJSC, Sponsored ADR ..........        12,056
    456,000   Verizon Communications Inc. .....................        15,609
    940,000   Vodafone Group PLC, Sponsored ADR ...............        24,280
                                                                 ------------
              Total Telecommunication Services ................        51,945
                                                                 ------------

     UTILITIES - 4.4%
  1,110,000   FPL Group, Inc. .................................        47,863
    480,000   Pinnacle West Capital Corporation ...............        21,984
    980,000   Southern Company** ..............................        34,290
                                                                 ------------
              Total Utilities .................................       104,137
                                                                 ------------
              Total Common Stocks
                (Cost $1,550,995) .............................     1,947,723
                                                                 ------------

                                                                     VALUE
     SHARES                                                          (000S)
     ------                                                         -------

 REAL ESTATE INVESTMENT TRUSTS (REITS) - 5.7%
    196,000   AMB Property Corporation ........................  $      9,014
     92,000   Arden Realty, Inc. ..............................         3,674
     67,000   AvalonBay Communities, Inc. .....................         5,867
     77,000   CarrAmerica Realty Corporation ..................         2,991
    180,000   Corporate Office Properties Trust** .............         6,061
    135,000   Developers Diversified Realty Corporation** .....         6,570
     81,000   Duke Realty Corporation** .......................         2,751
    270,000   Equity Office Properties Trust ..................         9,571
    228,000   Equity Residential ..............................         9,211
    184,000   General Growth Properties, Inc. .................         8,460
    276,000   Health Care Property Investors, Inc. ............         7,689
    140,000   Hospitality Properties Trust ....................         6,216
    160,000   Host Marriott Corporation** .....................         2,984
     80,000   Kimco Realty Corporation** ......................         5,253
     90,000   Macerich Company ................................         6,320
    107,000   Mills Corporation** .............................         6,961
    193,900   Plum Creek Timber Company, Inc. .................         7,339
    130,500   ProLogis ........................................         5,946
    103,000   Shurgard Storage Centers, Inc., Class A .........         4,831
    157,000   Simon Property Group, Inc.** ....................        12,519
    143,900   United Dominion Realty Trust, Inc. ..............         3,662
                                                                 ------------
              Total REITs
                (Cost $81,781) ................................       133,890
                                                                 ------------

  PRINCIPAL
   AMOUNT
   (000S)
 -----------

 CONVERTIBLE SECURITIES - 2.7%

     CONVERTIBLE BONDS AND NOTES - 2.7%
$    12,550   Continental Airlines, Inc., Conv. Sr. Note,
                5.000% due 06/15/2023 .........................        12,628
     10,375   CV Therapeutics, Inc., Conv. Sr. Sub. Deb.,
                2.000% due 05/16/2023 .........................         9,026
     15,500   deCODE genetics, Inc., Conv. Sr. Note,
                3.500% due 04/15/2011 .........................        14,531
     11,650   Echostar Communications, Conv. Sub. Note,
                5.750% due 05/15/2008 .........................        11,592
      7,700   Northwest Airlines Corporation, Conv. Sr. Note,
                Conv. Sr. Note,
                6.625% due 05/15/2023 .........................         3,484
      5,500   RadiSys Corporation, Conv. Sub. Note,
                5.500% due 08/15/2007 .........................         5,363
      8,000   TriQuint Semiconductor, Inc., Conv. Sub. Note,
                4.000% due 03/01/2007 .........................         7,770
                                                                 ------------
              Total Convertible Securities
                (Cost $60,411) ................................        64,394
                                                                 ------------

 FIXED INCOME SECURITIES - 2.8%

     U.S. TREASURY NOTES - 1.9%
     30,000   3.000% due 12/31/2006 ...........................        29,606
     15,000   4.250% due 11/15/2014 ...........................        14,960
                                                                 ------------
              Total U.S. Treasury Notes
                (Cost $44,951) ................................        44,566
                                                                 ------------



4                   See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
EQUITY INCOME FUND

July 31, 2005 (unaudited)
--------------------------------------------------------------------------------

    PRINCIPAL
     AMOUNT                                                           VALUE
     (000s)                                                          (000S)
     ------                                                         -------

 FIXED INCOME SECURITIES - (CONTINUED)

     CORPORATE BONDS AND NOTES - 0.9%
$     1,500   Aetna Inc., Company Guarantee,
                7.625% due 08/15/2026 .........................  $      1,874
      1,250   American Home Products Corporation, Deb.,
                7.250% due 03/01/2023 .........................         1,486
      4,000   ERAC USA Finance Company, Note,
                7.350% due 06/15/2008++ .......................         4,269
      1,000   Medpartners Inc., Sr. Note,
                7.375% due 10/01/2006 .........................         1,028
        500   Merrill Lynch & Company, Inc., Note,
                6.375% due 10/15/2008 .........................           528
      4,000   TELUS Corporation, Note,
                8.000% due 06/01/2011 .........................         4,624
      2,000   Texas-New Mexico Power Company, Sr. Note,
                6.250% due 01/15/2009 .........................         2,081
      2,000   Time Warner Inc., Deb.,
                9.150% due 02/01/2023 .........................         2,701
      1,000   Westinghouse Electric Corporation, Deb.,
                7.875% due 09/01/2023 .........................         1,157
                                                                 ------------
              Total Corporate Bonds and Notes
                (Cost $17,413) ................................        19,748
                                                                 ------------

     U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
       SECURITIES - 0.0% +++

       FEDERAL HOME LOAN MORTGAGE CORPORATION
       (FHLMC) - 0.0%+++
        292   6.500% due 09/01/2030 ...........................           303
        160   7.000% due 09/01/2030 ...........................           168
                                                                 ------------
              Total U.S. Government Agency
                Mortgage-Backed Securities
                (Cost $439) ...................................           471
                                                                 ------------

     COLLATERALIZED MORTGAGE OBLIGATION (CMO) - 0.0% +++
       (COST $256)
        255   Reilly Mortgage FHA, Series 1982,
                (Partial default),
                7.430% due 08/01/2022 .........................           255--
                                                                 ------------
              Total Fixed Income Securities
                (Cost $63,059) ................................        65,040
                                                                 ------------

     SHARES
     ------

 WARRANTS - 0.0%+++
   (COST $0)
      4,500   V2 Music Holdings PLC,
                Expires 05/07/2008+,++ ........................             0***
                                                                 ------------

    PRINCIPAL
     AMOUNT                                                           VALUE
     (000s)                                                          (000S)
     ------                                                         -------


 REPURCHASE AGREEMENT - 5.4%
   (COST $127,373)
$   127,373   Agreement with Morgan Stanley,
                3.250% dated 07/29/2005, to be
                repurchased at $127,407,000 on
                08/01/2005 (Collateralized by
                U.S. Treasury Note, 3.375%
                due 01/15/2012, market value
                $131,029,000) .................................  $    127,373
                                                                 ------------
 SHORT-TERM INVESTMENT - 3.6%
   (COST $83,908)
     83,908   Mellon GSL DBT II
                Collateral Fund++++ ...........................        83,908
                                                                 ------------
TOTAL INVESTMENTS (Cost $1,967,527*) .................   102.9%     2,422,328
OTHER ASSETS (LIABILITIES) (NET) .....................    (2.9)       (67,545)
                                                        ------   ------------
NET ASSETS ...........................................   100.0%  $  2,354,783
                                                        ======   ============
--------------------------------
    * Aggregate cost for federal tax purposes.
   ** Some or all of these securities are on loan at July 31, 2005, and have an aggregate market value of $80,565,000, representing 3.4% of the total net assets of the Fund (Collateral Value $83,908,000).
  *** Value of security is less than $500.
    + Non-income producing security.
   ++ Security acquired in a transaction exempt from registration under Rule
      144A of the Securities Act of 1933, as amended.
  +++ Amount represents less than 0.1% of the total net assets of the Fund. ++++ Represents investment purchased with cash collateral for securities loaned.
   -- Represents fair value as determined in good faith under the direction of the Board of Trustees.

--------------------------------------------------------------------------------
                     GLOSSARY OF TERMS
    ADR       --  American Depositary Receipt
    FHA       --  Federal Housing Authority
--------------------------------------------------------------------------------

                    See Notes to Portfolio of Investments.                     5

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
GROWTH & INCOME FUND

July 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                                     VALUE
     SHARES                                                          (000S)
     ------                                                        ---------

 COMMON STOCKS - 94.5%

     CONSUMER DISCRETIONARY - 11.7%

       CONSUMER DURABLES & APPAREL - 1.2%
  1,719,000   Mattel, Inc. ....................................  $     32,059
                                                                 ------------

       CONSUMER SERVICES - 4.8%
    576,300   Apollo Group, Inc., Class A+** ..................        43,309
  1,535,000   Carnival Corporation** ..........................        80,434
                                                                 ------------
                                                                      123,743
                                                                 ------------

       MEDIA - 3.6%
    954,999   Comcast Corporation, Class A+ ...................        29,347
    846,000   Comcast Corporation, Special Class A+ ...........        25,380
  1,134,000   Viacom Inc., Class B ............................        37,978
                                                                 ------------
                                                                       92,705
                                                                 ------------

       RETAILING - 2.1%
    967,000   Gap, Inc. .......................................        20,414
    361,000   Kohl's Corporation+ .............................        20,342
    150,000   Neiman Marcus Group, Inc., Class A ..............        14,775
                                                                 ------------
                                                                       55,531
                                                                 ------------
              Total Consumer Discretionary ....................       304,038
                                                                 ------------

     CONSUMER STAPLES - 10.0%

       FOOD & STAPLES RETAILING - 3.6%
    744,000   Costco Wholesale Corporation ....................        34,202
  2,006,000   Kroger Company+ .................................        39,819
    378,000   Wal-Mart Stores Inc. ............................        18,654
                                                                 ------------
                                                                       92,675
                                                                 ------------

       FOOD, BEVERAGE & TOBACCO - 1.8%
    873,000   PepsiCo, Inc. ...................................        47,605
                                                                 ------------

       HOUSEHOLD & PERSONAL PRODUCTS - 4.6%
  1,578,000   Avon Products, Inc. .............................        51,616
    473,000   Kimberly-Clark Corporation ......................        30,158
    674,000   Procter & Gamble Company ........................        37,495
                                                                 ------------
                                                                      119,269
                                                                 ------------
              Total Consumer Staples ..........................       259,549
                                                                 ------------

     ENERGY - 9.9%
    770,000   BP PLC, Sponsored ADR ...........................        50,728
    939,000   ExxonMobil Corporation ..........................        55,166
  1,070,000   GlobalSantaFe Corporation .......................        48,139
    648,000   Royal Dutch Shell PLC, Class A, ADR .............        39,710
    388,000   Schlumberger Ltd. ...............................        32,491
    460,000   Unocal Corporation ..............................        29,831
                                                                 ------------
              Total Energy ....................................       256,065
                                                                 ------------

                                                                     VALUE
     SHARES                                                          (000S)
     ------                                                        ---------

     FINANCIALS - 21.4%

       BANKS - 8.0%
  2,062,834   Bank of America Corporation .....................   $    89,940
    865,000   North Fork Bancorporation, Inc. .................        23,692
    842,000   Wachovia Corporation ............................        42,420
    860,000   Wells Fargo & Company ...........................        52,752
                                                                 ------------
                                                                      208,804
                                                                 ------------

       DIVERSIFIED FINANCIALS - 6.7%
  1,251,000   Citigroup Inc. ..................................        54,418
    974,000   Freddie Mac .....................................        61,635
  1,633,000   JPMorgan Chase & Company ........................        57,384
                                                                 ------------
                                                                      173,437
                                                                 ------------

       INSURANCE - 6.7%
  1,086,800   ACE Ltd. ........................................        50,221
  1,266,000   Allstate Corporation ............................        77,555
    732,000   American International Group Inc. ...............        44,066
     79,000   Fidelity National Financial, Inc. ...............         3,113
                                                                 ------------
                                                                      174,955
                                                                 ------------
              Total Financials ................................       557,196
                                                                 ------------

     HEALTH CARE - 11.4%

       HEALTH CARE EQUIPMENT & SERVICES - 4.6%
    652,000   Baxter International Inc. .......................        25,604
    701,000   Cardinal Health Inc. ............................        41,765
    950,000   Medtronic, Inc. .................................        51,243
                                                                 ------------
                                                                      118,612
                                                                 ------------

       PHARMACEUTICALS & BIOTECHNOLOGY - 6.8%
  1,020,000   Bristol-Myers Squibb Company ....................        25,480
    704,000   Johnson & Johnson ...............................        45,028
    525,000   Merck & Company, Inc. ...........................        16,306
  1,400,000   Pfizer Inc. .....................................        37,100
  1,722,000   Teva Pharmaceutical Industries Ltd.,
                Sponsored ADR** ...............................        54,071
                                                                 ------------
                                                                      177,985
                                                                 ------------
              Total Health Care ...............................       296,597
                                                                 ------------

     INDUSTRIALS - 10.3%

       CAPITAL GOODS - 10.3%
    600,000   Boeing Company ..................................        39,606
  1,650,000   General Electric Company ........................        56,925
  1,624,000   Honeywell International Inc. ....................        63,791
    523,000   Lockheed Martin Corporation .....................        32,635
    119,000   Rockwell Automation, Inc. .......................         6,130
  2,235,000   Tyco International Ltd. .........................        68,100
                                                                 ------------
              Total Industrials ...............................       267,187
                                                                 ------------


6                    See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
GROWTH & INCOME FUND

July 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                                    VALUE
     SHARES                                                         (000S)
     ------                                                        -------

 COMMON STOCKS - (CONTINUED)

     INFORMATION TECHNOLOGY - 12.5%

       COMMUNICATIONS EQUIPMENT - 1.8%
  2,227,000   Motorola, Inc. ..................................  $     47,168
                                                                 ------------

       COMPUTERS & PERIPHERALS - 3.2%
  1,600,000   Hewlett-Packard Company .........................        39,392
    507,000   International Business Machines Corporation .....        42,314
                                                                 ------------
                                                                       81,706
                                                                 ------------

       IT SERVICES - 2.0%
  1,250,000   First Data Corporation ..........................        51,425
                                                                 ------------

       SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.0%
    274,500   Freescale Semiconductor Inc., Class B+ ..........         7,068
  1,642,000   Intel Corporation ...............................        44,564
                                                                 ------------
                                                                       51,632
                                                                 ------------

       SOFTWARE - 3.5%
  1,510,045   Computer Associates International, Inc. .........        41,451
  1,960,000   Microsoft Corporation ...........................        50,196
                                                                 ------------
                                                                       91,647
                                                                 ------------
              Total Information Technology ....................       323,578
                                                                 ------------
     MATERIALS - 1.4%
  1,313,000   Alcoa Inc. ......................................        36,830
                                                                 ------------

     TELECOMMUNICATION SERVICES - 1.1%
  1,173,000   SBC Communications Inc.** .......................        28,680
                                                                 ------------

     UTILITIES - 4.8%
    964,000   FPL Group, Inc.** ...............................        41,567
    851,000   NiSource Inc. ...................................        20,671
    679,000   Pinnacle West Capital Corporation ...............        31,098
    925,000   Southern Company** ..............................        32,366
                                                                 ------------
              Total Utilities .................................       125,702
                                                                 ------------
              Total Common Stocks
                (Cost $1,969,723) .............................     2,455,422
                                                                 ------------

  PRINCIPAL
   AMOUNT                                                            VALUE
   (000S)                                                            (000S)
  ---------                                                         -------

 REPURCHASE AGREEMENT - 5.3%
   (COST $138,389)
$   138,389   Agreement with Morgan Stanley,
                3.250% dated 07/29/2005, to be
                repurchased at $138,426,000 on
                08/01/2005 (Collateralized by
                U.S. Treasury Note, 3.375%
                due 01/15/2012, market value
                $142,361,000) .................................  $    138,389
                                                                 ------------

 SHORT-TERM INVESTMENT - 3.3%
   (COST $84,597)
     84,597   Mellon GSL DBT II
                Collateral Fund++ .............................        84,597
                                                                 ------------
TOTAL INVESTMENTS (Cost $2,192,709*) ..................  103.1%     2,678,408
OTHER ASSETS (LIABILITIES) (NET) ......................   (3.1)       (80,124)
                                                         -----   ------------
NET ASSETS ............................................  100.0%  $  2,598,284
                                                         =====   ============

-----------------------------
    * Aggregate cost for federal tax purposes.
   ** Some or all of these securities are on loan at July 31, 2005, and have an aggregate market value of $80,690,000 representing 3.1% of the total net assets of the Fund (Collateral Value $84,597,000).
    + Non-income producing security.
   ++ Represents investment purchased with cash collateral for securities loaned.

--------------------------------------------------------------------------------
                                 GLOSSARY OF TERMS
    ADR       --  American Depositary Receipt
--------------------------------------------------------------------------------

                    See Notes to Portfolio of Investments.                     7

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
WEST COAST EQUITY FUND

July 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                                    VALUE
     SHARES                                                         (000S)
     ------                                                        -------

 COMMON STOCKS - 93.6%

     CONSUMER DISCRETIONARY - 13.5%

       AUTOMOBILES & COMPONENTS - 1.5%
    804,900   Monaco Coach Corporation ........................  $     14,086
    111,000   Toyota Motor Corporation, Sponsored ADR .........         8,420
                                                                 ------------
                                                                       22,506
                                                                 ------------

       CONSUMER DURABLES & APPAREL - 3.0%
    161,100   Columbia Sportswear Company+** ..................         8,190
    170,300   KB Home** .......................................        13,949
    392,100   Mattel, Inc. ....................................         7,313
    207,600   NIKE Inc., Class B** ............................        17,397
                                                                 ------------
                                                                       46,849
                                                                 ------------

       CONSUMER SERVICES - 3.4%
    837,500   Hilton Hotels Corporation .......................        20,728
    431,100   Starbucks Corporation+ ..........................        22,655
  1,267,185   WestCoast Hospitality Corporation+ ..............         8,997
                                                                 ------------
                                                                       52,380
                                                                 ------------
       MEDIA - 4.6%
    290,100   Getty Images, Inc.+** ...........................        23,426
    233,800   Knight-Ridder, Inc.** ...........................        14,626
     53,700   McClatchy Company, Class A ......................         3,574
    574,900   Univision Communications Inc., Class A+** .......        16,258
    486,600   Walt Disney Company .............................        12,476
                                                                 ------------
                                                                       70,360
                                                                 ------------

       RETAILING - 1.0%
     65,700   Blue Nile, Inc.+** ..............................         2,185
    153,425   Building Materials Holding Corporation ..........        12,750
    105,600   Restoration Hardware, Inc.+ .....................           857
                                                                 ------------
                                                                       15,792
                                                                 ------------
              Total Consumer Discretionary ....................       207,887
                                                                 ------------
     CONSUMER STAPLES - 3.8%

       FOOD & STAPLES RETAILING - 2.1%
    538,740   Costco Wholesale Corporation ....................        24,766
    366,500   Kroger Company+ .................................         7,275
                                                                 ------------
                                                                       32,041
                                                                 ------------

       FOOD, BEVERAGE & TOBACCO - 0.0% +++
     13,600   PepsiCo, Inc. ...................................           741
                                                                 ------------

       HOUSEHOLD & PERSONAL PRODUCTS - 1.7%
    273,830   Clorox Company ..................................        15,293
    240,200   Estee Lauder Companies Inc., Class A ............         9,402
     18,100   Procter & Gamble Company ........................         1,007
                                                                 ------------
                                                                       25,702
                                                                 ------------
              Total Consumer Staples ..........................        58,484
                                                                 ------------

     ENERGY - 7.2%
    262,800   Apache Corporation** ............................        17,976
     22,500   CARBO Ceramics Inc.** ...........................         1,955


                                                                    VALUE
     SHARES                                                         (000S)
     ------                                                        -------

    654,100   Chevron Corporation .............................  $     37,944
     54,300   ExxonMobil Corporation ..........................         3,190
    436,600   Nabors Industries Ltd.+ .........................        28,576
    225,000   Occidental Petroleum Corporation ................        18,513
     30,600   Unocal Corporation ..............................         1,984
                                                                 ------------
              Total Energy ....................................       110,138
                                                                 ------------

     FINANCIALS - 17.3%

       BANKS - 11.4%
    532,700   Bank of America Corporation .....................        23,226
    343,200   Banner Corporation ..............................        10,042
    157,800   City National Corporation .......................        11,531
    420,300   East West Bancorp, Inc. .........................        14,500
    310,000   Greater Bay Bancorp** ...........................         8,131
     40,800   KeyCorp .........................................         1,397
     89,233   Pacific Capital Bancorp .........................         3,054
    938,200   U.S. Bancorp ....................................        28,202
    143,300   UCBH Holdings, Inc. .............................         2,618
     59,200   United PanAm Financial Corporation+ .............         1,728
    938,755   Washington Federal, Inc. ........................        21,845
    806,316   Wells Fargo & Company ...........................        49,459
                                                                 ------------
                                                                      175,733
                                                                 ------------

       DIVERSIFIED FINANCIALS - 4.2%
  1,359,700   Charles Schwab Corporation ......................        18,628
    443,300   Citigroup Inc. ..................................        19,283
    101,100   Countrywide Financial Corporation ...............         3,640
    268,900   Franklin Resources, Inc. ........................        21,732
     45,532   Piper Jaffray Companies, Inc.+ ..................         1,567
                                                                 ------------
                                                                       64,850
                                                                 ------------

       INSURANCE - 1.7%
     40,100   RenaissanceRe Holdings Ltd. .....................         1,802
    269,715   StanCorp Financial Group, Inc. ..................        23,287
                                                                 ------------
                                                                       25,089
                                                                 ------------
              Total Financials ................................       265,672
                                                                 ------------

     HEALTH CARE - 16.5%

       HEALTH CARE EQUIPMENT & SERVICES - 6.7%
     77,000   Affymetrix, Inc.+** .............................         3,595
    219,700   Applera Corporation-Applied Biosystems
                Group .........................................         4,574
    179,300   Caremark Rx, Inc.+ ..............................         7,993
      9,100   Cooper Companies, Inc. ..........................           625
    135,400   DaVita, Inc.+ ...................................         6,396
     90,060   Health Net, Inc.+ ...............................         3,494
  1,188,000   OraSure Technologies, Inc.+ .....................        12,807
    152,100   ResMed Inc.+** ..................................        10,191
    686,663   SonoSite, Inc.+ .................................        23,003
     32,800   Sybron Dental Specialties, Inc.+ ................         1,206
    372,400   Varian Medical Systems, Inc.+** .................        14,621
    285,700   VCA Antech, Inc.+ ...............................         6,783
    100,900   Zimmer Holdings, Inc.+ ..........................         8,310
                                                                 ------------
                                                                      103,598
                                                                 ------------

8                  See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
WEST COAST EQUITY FUND

July 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                                    VALUE
     SHARES                                                         (000S)
     ------                                                        -------

 COMMON STOCKS - (CONTINUED)

     HEALTH CARE - (CONTINUED)

       PHARMACEUTICALS & BIOTECHNOLOGY - 9.8%
    289,450   Abbott Laboratories .............................  $     13,497
    257,000   Allergan, Inc.** ................................        22,968
    337,539   Amgen, Inc.+ ....................................        26,919
    117,000   Amylin Pharmaceuticals, Inc.+** .................         2,183
     76,400   CV Therapeutics, Inc.+ ..........................         2,152
    434,300   Dendreon Corporation+** .........................         2,554
    432,675   EDEN Bioscience Corporation+ ....................           329
    229,600   Genentech, Inc.+ ................................        20,510
    287,020   ICOS Corporation+** .............................         7,236
    209,200   Johnson & Johnson ...............................        13,380
     44,600   Martek Biosciences Corporation+** ...............         1,944
    101,500   Neurocrine Biosciences, Inc.+** .................         5,032
    678,000   Pfizer Inc. .....................................        17,967
    409,000   Watson Pharmaceuticals, Inc.+** .................        13,661
                                                                 ------------
                                                                      150,332
                                                                 ------------
              Total Health Care ...............................       253,930
                                                                 ------------

     INDUSTRIALS - 15.1%

       CAPITAL GOODS - 11.5%
    500,733   Boeing Company ..................................        33,053
    202,600   Cascade Corporation .............................         8,947
    291,000   Dionex Corporation+ .............................        13,433
    423,730   Electro Scientific Industries, Inc.+ ............         9,322
    534,200   Greenbrier Companies, Inc. ......................        15,438
    260,800   Jacobs Engineering Group Inc.+ ..................        15,356
    309,400   Northrop Grumman Corporation ....................        17,156
    507,987   PACCAR Inc. .....................................        36,687
    122,350   Precision Castparts Corporation .................        11,009
    421,000   Simpson Manufacturing Company, Inc.** ...........        16,133
                                                                 ------------
                                                                      176,534
                                                                 ------------

       COMMERCIAL SERVICES & SUPPLIES - 1.3%
     36,700   Avery Dennison Corporation ......................         2,080
    112,300   Copart, Inc.+ ...................................         2,747
    459,400   Robert Half International Inc.** ................        15,569
                                                                 ------------
                                                                       20,396
                                                                 ------------

       TRANSPORTATION - 2.3%
    374,410   Alaska Air Group, Inc.+** .......................        13,097
    413,120   Expeditors International of Washington, Inc.** ..        22,742
                                                                 ------------
                                                                       35,839
                                                                 ------------
              Total Industrials ...............................       232,769
                                                                 ------------

     INFORMATION TECHNOLOGY - 15.9%

       COMMUNICATIONS EQUIPMENT - 1.3%
    944,800   Cisco Systems, Inc.+ ............................        18,093
     83,900   Polycom, Inc.+ ..................................         1,390
                                                                 ------------
                                                                       19,483
                                                                 ------------

                                                                    VALUE
     SHARES                                                         (000S)
     ------                                                        -------

       COMPUTERS & PERIPHERALS - 1.6%
  1,239,900   Advanced Digital Information Corporation+ .......  $      9,895
    607,200   Hewlett-Packard Company .........................        14,949
    119,900   InFocus Corporation+ ............................           429
                                                                 ------------
                                                                       25,273
                                                                 ------------

       ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.1%
     71,235   Microvision, Inc.+** ............................           449
    513,000   Tektronix, Inc. .................................        12,856
     76,000   Trimble Navigation Ltd.+ ........................         2,961
                                                                 ------------
                                                                       16,266
                                                                 ------------

       INTERNET SOFTWARE & SERVICES - 0.5%
  2,482,761   Art Technology Group, Inc.+ .....................         2,632
    911,500   WatchGuard Technologies, Inc.+ ..................         4,010
     17,700   WebEx Communications, Inc.+ .....................           506
                                                                 ------------
                                                                        7,148
                                                                 ------------

       SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.3%
    309,000   Applied Materials, Inc. .........................         5,704
    346,700   Credence Systems Corporation+ ...................         3,776
    324,825   FEI Company+** ..................................         7,370
    840,400   Intel Corporation ...............................        22,809
     93,700   KLA-Tencor Corporation** ........................         4,844
    823,480   Lattice Semiconductor Corporation+ ..............         4,241
    532,900   LSI Logic Corporation+** ........................         5,201
    109,000   Novellus Systems, Inc.+ .........................         3,145
  1,013,900   Pixelworks, Inc.+** .............................         7,817
    453,840   TriQuint Semiconductor, Inc.+ ...................         1,706
                                                                 ------------
                                                                       66,613
                                                                 ------------
       SOFTWARE - 7.1%
    572,000   Actuate Corporation+ ............................         1,230
    632,000   Adobe Systems Inc.** ............................        18,732
     90,000   Electronic Arts Inc.+ ...........................         5,184
    372,550   Fair Isaac Corporation ..........................        14,019
  1,659,678   Microsoft Corporation ...........................        42,504
    454,700   Quest Software, Inc.+** .........................         6,479
    454,708   RadiSys Corporation+ ............................         7,885
    493,800   Siebel Systems, Inc. ............................         4,148
    276,000   SupportSoft, Inc.+ ..............................         1,518
    250,500   Sybase, Inc.+ ...................................         5,331
    101,178   Symantec Corporation+ ...........................         2,223
                                                                 ------------
                                                                      109,253
                                                                 ------------
              Total Information Technology ....................       244,036
                                                                 ------------

     MATERIALS - 3.2%
    489,430   Oregon Steel Mills, Inc.+ .......................        10,870
    576,340   Schnitzer Steel Industries, Inc., Class A .......        16,483
    324,000   Weyerhaeuser Company ............................        22,350
                                                                 ------------
              Total Materials .................................        49,703
                                                                 ------------

                    See Notes to Portfolio of Investments.                     9

--------------------------------------------------------------------------------
WEST COAST EQUITY FUND

July 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                                    VALUE
     SHARES                                                         (000S)
     ------                                                        -------

 COMMON STOCKS - (CONTINUED)

     TELECOMMUNICATION SERVICES - 1.1%
    694,100   Nextel Partners, Inc., Class A+** ...............  $     17,283
                                                                 ------------
              Total Common Stocks
                (Cost $1,002,806) .............................     1,439,902
                                                                 ------------

 REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.9%
    358,700   AMB Property Corporation ........................        16,497
    208,000   Health Care Property Investors, Inc. ............         5,795
    527,800   Plum Creek Timber Company, Inc. .................        19,977
     35,400   Shurgard Storage Centers, Inc., Class A .........         1,660
                                                                 ------------
              Total REITs
                (Cost $32,517) ................................        43,929
                                                                 ------------

  PRINCIPAL
   AMOUNT                                                            VALUE
   (000S)                                                            (000S)
  ---------                                                         -------

 REPURCHASE AGREEMENT - 3.5%
   (COST $53,616)
$    53,616   Agreement with Morgan Stanley,
                3.250% dated 07/29/2005, to be
                repurchased at $53,631,000 on
                08/01/2005 (Collateralized by
                U.S. Treasury Note, 3.375% due
                01/15/2012, market value
                $55,155,000) ..................................  $     53,616
                                                                 ------------

 SHORT-TERM INVESTMENT - 7.6%
   (COST $117,684)
    117,684   Mellon GSL DBT II
                Collateral Fund++ .............................       117,684
                                                                 ------------
TOTAL INVESTMENTS (Cost $1,206,623*) ..................  107.6%     1,655,131
OTHER ASSETS (LIABILITIES) (NET) ......................   (7.6)      (116,761)
                                                         -----   ------------
NET ASSETS ............................................  100.0%  $  1,538,370
                                                         =====   ============

----------------------------
    * Aggregate cost for federal tax purposes.
   ** Some or all of these securities are on loan at July 31, 2005, and have an aggregate market value of $113,184,000, representing 7.4% of the total net assets of the Fund (Collateral Value $117,684,000).
    + Non-income producing security.
   ++ Represents investment purchased with cash collateral for securities loaned.
  +++ Amount represents less than 0.1% of the total net assets of the Fund.

--------------------------------------------------------------------------------
                                GLOSSARY OF TERMS
    ADR       --  American Depositary Receipt
--------------------------------------------------------------------------------

10                    See Notes to Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
MID CAP STOCK FUND

July 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                                    VALUE
     SHARES                                                         (000S)
     ------                                                        -------

 COMMON STOCKS - 91.0%

     CONSUMER DISCRETIONARY - 13.9%

       AUTOMOBILES & COMPONENTS - 2.6%
    273,300   Magna International Inc., Class A ...............  $     21,072
     83,300   Superior Industries International, Inc.** .......         1,944
                                                                 ------------
                                                                       23,016
                                                                 ------------

       CONSUMER DURABLES & APPAREL - 3.3%
    455,100   Jones Apparel Group, Inc. .......................        13,913
    854,700   Mattel, Inc. ....................................        15,940
                                                                 ------------
                                                                       29,853
                                                                 ------------

       CONSUMER SERVICES - 2.5%
    138,000   Papa John's International, Inc.+ ................         5,948
    307,400   Yum! Brands, Inc. ...............................        16,092
                                                                 ------------
                                                                       22,040
                                                                 ------------

       RETAILING - 5.5%
    210,000   Neiman Marcus Group, Inc., Class A ..............        20,685
    517,700   Tiffany & Company** .............................        17,617
    183,400   Weight Watchers International, Inc.+ ............        10,421
                                                                 ------------
                                                                       48,723
                                                                 ------------
              Total Consumer Discretionary ....................       123,632
                                                                 ------------

     CONSUMER STAPLES - 2.5%

       FOOD, BEVERAGE & TOBACCO - 0.4%
     91,550   Dean Foods Company+ .............................         3,268
     18,310   TreeHouse Foods, Inc.+ ..........................           560
                                                                 ------------
                                                                        3,828
                                                                 ------------

       HOUSEHOLD & PERSONAL CARE PRODUCTS - 2.1%
    466,300   Estee Lauder Companies Inc., Class A ............        18,251
                                                                 ------------
              Total Consumer Staples ..........................        22,079
                                                                 ------------

     ENERGY - 8.4%
    159,200   Cimarex Energy Company+ .........................         6,677
    313,900   Nabors Industries Ltd.+ .........................        20,545
    245,500   Noble Energy, Inc.** ............................        20,256
    187,800   Tesoro Corporation ..............................         9,055
    459,000   Tidewater Inc.** ................................        18,530
                                                                 ------------
              Total Energy ....................................        75,063
                                                                 ------------

     FINANCIALS - 17.5%

       BANKS - 6.2%
    736,111   North Fork Bancorporation, Inc. .................        20,162
    646,000   TCF Financial Corporation .......................        17,746
    733,950   Washington Federal, Inc. ........................        17,079
                                                                 ------------
                                                                       54,987
                                                                 ------------
       DIVERSIFIED FINANCIALS - 3.4%
    397,000   A.G. Edwards, Inc. ..............................        17,587
    183,400   Ambac Financial Group, Inc. .....................        13,175
                                                                 ------------
                                                                       30,762
                                                                 ------------

                                                                    VALUE
     SHARES                                                         (000S)
     ------                                                        -------

       INSURANCE - 7.9%
    563,020   Fidelity National Financial, Inc.** .............  $     22,183
    860,500   HCC Insurance Holdings, Inc. ....................        23,853
    216,400   MGIC Investment Corporation .....................        14,841
    222,300   PMI Group, Inc. .................................         9,103
                                                                 ------------
                                                                       69,980
                                                                 ------------
              Total Financials ................................       155,729
                                                                 ------------

     HEALTH CARE - 10.7%

       HEALTH CARE EQUIPMENT & SERVICES - 9.2%
     84,300   AmerisourceBergen Corporation ...................         6,052
    426,900   Covance Inc.+ ...................................        21,153
    212,200   Edwards Lifesciences Corporation+ ...............         9,734
    330,500   Express Scripts, Inc., Class A+ .................        17,285
    292,882   IMS Health Inc. .................................         7,975
    386,200   Universal Health Services, Inc., Class B ........        20,098
                                                                 ------------
                                                                       82,297
                                                                 ------------

       PHARMACEUTICALS & BIOTECHNOLOGY - 1.5%
    361,600   Andrx Corporation+ ..............................         6,708
    364,425   Mylan Laboratories Inc. .........................         6,326
                                                                 ------------
                                                                       13,034
                                                                 ------------
              Total Health Care ...............................        95,331
                                                                 ------------

     INDUSTRIALS - 15.5%

       CAPITAL GOODS - 6.1%
    538,300   Federal Signal Corporation ......................         9,420
    521,600   Lincoln Electric Holdings, Inc. .................        19,096
    182,400   PACCAR Inc. .....................................        13,173
    194,500   Teleflex Inc. ...................................        12,901
                                                                 ------------
                                                                       54,590
                                                                 ------------

       COMMERCIAL SERVICES & SUPPLIES - 5.2%
    725,100   Allied Waste Industries, Inc.+** ................         6,221
    386,000   HNI Corporation .................................        22,446
    487,700   Republic Services, Inc. .........................        17,679
                                                                 ------------
                                                                       46,346
                                                                 ------------

       TRANSPORTATION - 4.2%
    328,600   Alaska Air Group, Inc.+ .........................        11,495
    898,200   AMR Corporation+** ..............................        12,620
    754,400   Continental Airlines, Inc., Class B+** ..........        11,927
    271,700   Northwest Airlines Corporation+** ...............         1,263
                                                                 ------------
                                                                       37,305
                                                                 ------------
              Total Industrials ...............................       138,241
                                                                 ------------

     INFORMATION TECHNOLOGY - 11.2%

       COMPUTERS & PERIPHERALS - 2.2%
    525,100   Electronics for Imaging, Inc.+ ..................        11,064
    330,900   Network Appliance, Inc.+ ........................         8,441
                                                                 ------------
                                                                       19,505
                                                                 ------------

                    See Notes to Portfolio of Investments.                    11

--------------------------------------------------------------------------------
MID CAP STOCK FUND

July 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                                    VALUE
     SHARES                                                         (000S)
     ------                                                        -------

 COMMON STOCKS - (CONTINUED)

     INFORMATION TECHNOLOGY - (CONTINUED)

       ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.1%
    328,900   Arrow Electronics, Inc.+ ........................  $      9,874
    177,700   Diebold, Inc.** .................................         8,828
                                                                 ------------
                                                                       18,702
                                                                 ------------

       IT SERVICES - 1.0%
    338,100   Acxiom Corporation ..............................         6,816
    129,300   Convergys Corporation+ ..........................         1,881
                                                                 ------------
                                                                        8,697
                                                                 ------------

       SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.5%
    701,600   Microchip Technology Inc. .......................        21,799
                                                                 ------------

       SOFTWARE - 3.4%
     43,700   Adobe Systems Inc. ..............................         1,295
    778,600   BMC Software Inc.+ ..............................        14,863
  1,340,900   Siebel Systems, Inc. ............................        11,264
    169,800   Synopsys, Inc.+ .................................         3,143
                                                                 ------------
                                                                       30,565
                                                                 ------------
              Total Information Technology ....................        99,268
                                                                 ------------

     MATERIALS - 5.0%
    564,500   Cabot Corporation ...............................        19,526
    148,100   Lubrizol Corporation ............................         6,516
    383,400   Valspar Corporation .............................        18,810
                                                                 ------------
              Total Materials .................................        44,852
                                                                 ------------

     TELECOMMUNICATION SERVICES - 0.6%
     95,200   United States Cellular Corporation+ .............         4,965
                                                                 ------------

     UTILITIES - 5.7%
    388,800   FPL Group, Inc. .................................        16,765
    665,200   NiSource Inc. ...................................        16,158
    377,500   Pinnacle West Capital Corporation ...............        17,289
                                                                 ------------
              Total Utilities .................................        50,212
                                                                 ------------

              Total Common Stocks
                (Cost $610,244) ...............................       809,372
                                                                 ------------

 REAL ESTATE INVESTMENT TRUST (REIT) - 1.8%
   (COST $9,339)
    348,900   General Growth Properties, Inc. .................        16,043
                                                                 ------------

  PRINCIPAL
   AMOUNT                                                            VALUE
   (000S)                                                            (000S)
  ---------                                                         -------

 REPURCHASE AGREEMENT - 6.9%
   (COST $61,532)
$    61,532   Agreement with Morgan Stanley,
                3.250% dated 07/29/2005, to be
                repurchased at $61,549,000 on
                08/01/2005 (Collateralized by
                U.S. Treasury Note, 3.375% due
                01/15/2012, market value
                $63,298,000) ..................................  $     61,532
                                                                 ------------

 SHORT-TERM INVESTMENT - 8.8%
   (COST $77,562)
     77,562   Mellon GSL DBT II
                Collateral Fund++ .............................        77,562
                                                                 ------------
TOTAL INVESTMENTS (Cost $758,677*) ..................    108.5%       964,509
OTHER ASSETS (LIABILITIES) (NET) ....................     (8.5)       (75,296)
                                                         -----   ------------
NET ASSETS ..........................................    100.0%  $    889,213
                                                         =====   ============

--------------------------------
    * Aggregate cost for federal tax purposes.
   ** Some or all of these securities are on loan at July 31, 2005, and have an aggregate market value of $73,694,000, representing 8.3% of the total net assets of the Fund (Collateral Value $77,562,000).
    + Non-income producing security.
   ++ Represents investment purchased with cash collateral for securities loaned.


12                  See Notes to Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
GROWTH FUND

July 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                                    VALUE
     SHARES                                                         (000S)
     ------                                                        -------

 COMMON STOCKS - 98.0%

     CONSUMER DISCRETIONARY - 21.5%

       AUTOMOBILES & COMPONENTS - 0.5%
    181,550   Harley-Davidson, Inc. ...........................  $      9,657
                                                                 ------------
       CONSUMER DURABLES & APPAREL - 0.7%
    155,765   NIKE Inc., Class B ..............................        13,053
                                                                 ------------

       CONSUMER SERVICES - 2.8%
    158,405   Apollo Group, Inc., Class A+ ....................        11,904
    117,900   Carnival Corporation** ..........................         6,178
    237,505   Hilton Hotels Corporation .......................         5,878
    101,700   McDonald's Corporation ..........................         3,170
    285,620   Royal Caribbean Cruises Ltd.** ..................        12,981
    173,940   Starbucks Corporation+ ..........................         9,141
                                                                 ------------
                                                                       49,252
                                                                 ------------

       MEDIA - 5.6%
     69,500   Clear Channel Communications, Inc. ..............         2,268
    589,300   Comcast Corporation, Special Class A+ ...........        17,679
    109,100   News Corporation, Class B** .....................         1,892
  2,538,930   Time Warner Inc.+ ...............................        43,212
    116,535   Univision Communications Inc., Class A+** .......         3,296
    323,000   Viacom Inc., Class B ............................        10,817
    752,800   Walt Disney Company .............................        19,302
                                                                 ------------
                                                                       98,466
                                                                 ------------
       RETAILING - 11.9%
    846,600   Amazon.com Inc.+ ................................        38,241
    255,200   Bed Bath & Beyond Inc.+ .........................        11,714
    274,435   Best Buy Company, Inc.** ........................        21,022
    602,160   eBay Inc.+ ......................................        25,158
     54,500   Federated Department Stores, Inc. ...............         4,135
  1,224,540   Home Depot, Inc. ................................        53,280
  1,157,775   IAC/InterActiveCorp+** ..........................        30,913
     77,600   J.C. Penney Company, Inc.
                (Holding Company) .............................         4,356
     50,700   Lowe's Companies, Inc. ..........................         3,357
    504,515   Staples, Inc. ...................................        11,488
     65,400   Target Corporation ..............................         3,842
     78,400   Williams-Sonoma, Inc.+ ..........................         3,462
                                                                 ------------
                                                                      210,968
                                                                 ------------
              Total Consumer Discretionary ....................       381,396
                                                                 ------------

     CONSUMER STAPLES - 6.7%

       FOOD & STAPLES RETAILING - 0.7%
     52,300   Costco Wholesale Corporation ....................         2,404
    206,000   Wal-Mart Stores Inc. ............................        10,166
                                                                 ------------
                                                                       12,570
                                                                 ------------

       FOOD, BEVERAGE & TOBACCO - 3.1%
     22,100   Campbell Soup Company ...........................           682
    427,600   Coca-Cola Company ...............................        18,712
    382,410   PepsiCo, Inc.                                            20,853


                                                                    VALUE
     SHARES                                                         (000S)
     ------                                                        -------

    211,800   Wm. Wrigley Jr. Company .........................  $     15,067
                                                                 ------------
                                                                       55,314
                                                                 ------------

       HOUSEHOLD & PERSONAL PRODUCTS - 2.9%
    469,100   Gillette Company ................................        25,177
    460,855   Procter & Gamble Company ........................        25,637
                                                                 ------------
                                                                       50,814
                                                                 ------------
              Total Consumer Staples ..........................       118,698
                                                                 ------------

     ENERGY - 3.8%
     13,700   Apache Corporation** ............................           937
    469,590   ExxonMobil Corporation ..........................        27,588
     79,800   GlobalSantaFe Corporation .......................         3,590
    176,740   Halliburton Company .............................         9,906
     69,874   Kinder Morgan Management LLC+ ...................         3,316
     92,455   Occidental Petroleum Corporation ................         7,607
     22,500   Pride International, Inc.+ ......................           586
    108,800   Schlumberger Ltd. ...............................         9,111
     18,200   Smith International, Inc. .......................         1,237
     61,700   Transocean Inc.+ ................................         3,482
                                                                 ------------
              Total Energy ....................................        67,360
                                                                 ------------
     FINANCIALS - 8.7%

       BANKS - 0.2%
     74,400   Bank of America Corporation .....................         3,244
                                                                 ------------

       DIVERSIFIED FINANCIALS - 6.0%
    479,135   American Express Company ........................        26,352
    323,400   Citigroup Inc. ..................................        14,068
    187,545   Countrywide Financial Corporation ...............         6,752
     51,500   Goldman Sachs Group, Inc. .......................         5,535
    112,640   JPMorgan Chase & Company ........................         3,958
     16,400   Lehman Brothers Holdings Inc.** .................         1,724
    370,270   Merrill Lynch & Company, Inc. ...................        21,765
    493,100   Morgan Stanley ..................................        26,159
                                                                 ------------
                                                                      106,313
                                                                 ------------

       INSURANCE - 2.5%
    311,140   American International Group Inc. ...............        18,731
        224   Berkshire Hathaway, Inc., Class A+ ..............        18,704
     70,600   Prudential Financial, Inc. ......................         4,723
     37,000   The Hartford Financial Services Group, Inc. .....         2,981
                                                                 ------------
                                                                       45,139
                                                                 ------------
              Total Financials ................................       154,696
                                                                 ------------

     HEALTH CARE - 20.5%

       HEALTH CARE EQUIPMENT & SERVICES - 6.6%
     48,300   Aetna Inc. ......................................         3,738
    241,340   Biomet, Inc. ....................................         9,202
    248,025   Caremark Rx, Inc.+ ..............................        11,057
     14,000   CIGNA Corporation ...............................         1,495
     22,500   Laboratory Corporation of America
                Holdings+ .....................................         1,140
    627,080   Medtronic, Inc. .................................        33,825


                    See Notes to Portfolio of Investments.                    13

--------------------------------------------------------------------------------
GROWTH FUND

July 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                                    VALUE
     SHARES                                                         (000S)
     ------                                                        -------

 COMMON STOCKS - (CONTINUED)

     HEALTH CARE - (CONTINUED)

       HEALTH CARE EQUIPMENT & SERVICES - (CONTINUED)
     79,500   Millipore Corporation+ ..........................  $      4,871
    112,900   Stryker Corporation .............................         6,107
    707,910   UnitedHealth Group Inc. .........................        37,024
    177,785   Varian Medical Systems, Inc.+** .................         6,980
     37,400   Waters Corporation+ .............................         1,693
                                                                 ------------
                                                                      117,132
                                                                 ------------
       PHARMACEUTICALS & BIOTECHNOLOGY - 13.9%
     74,400   Abbott Laboratories .............................         3,469
    729,010   Amgen, Inc.+ ....................................        58,139
    392,840   Biogen Idec Inc.+ ...............................        15,435
    479,200   Eli Lilly & Company .............................        26,989
    581,785   Genentech, Inc.+ ................................        51,971
    436,840   Johnson & Johnson ...............................        27,940
     93,736   Merck & Company, Inc. ...........................         2,911
    234,825   Novartis AG .....................................        11,421
    942,320   Pfizer Inc. .....................................        24,971
    391,115   Sanofi-Aventis, ADR .............................        16,935
    205,162   Teva Pharmaceutical Industries Ltd.,
                Sponsored ADR .................................         6,442
                                                                 ------------
                                                                      246,623
                                                                 ------------
              Total Health Care ...............................       363,755
                                                                 ------------

     INDUSTRIALS - 8.2%

       CAPITAL GOODS - 6.6%
     77,300   3M Company ......................................         5,797
     93,400   Empresa Brasileira de Aeronautica SA, ADR .......         3,021
     20,800   General Dynamics Corporation ....................         2,396
  1,893,278   General Electric Company ........................        65,318
     71,900   Honeywell International Inc. ....................         2,824
     65,900   Ingersoll-Rand Company, Class A .................         5,151
     82,300   Lockheed Martin Corporation** ...................         5,136
    154,510   Raytheon Company ................................         6,077
    524,025   Tyco International Ltd.** .......................        15,967
     97,400   United Technologies Corporation .................         4,938
                                                                 ------------
                                                                      116,625
                                                                 ------------

       COMMERCIAL SERVICES & SUPPLIES - 0.1%
     38,400   Waste Management Inc. ...........................         1,080
                                                                 ------------

       TRANSPORTATION - 1.5%
     50,700   Expeditors International of Washington, Inc.** ..         2,791
    285,110   FedEx Corporation** .............................        23,975
                                                                 ------------
                                                                       26,766
                                                                 ------------
              Total Industrials ...............................       144,471
                                                                 ------------

     INFORMATION TECHNOLOGY - 26.3%

       COMMUNICATIONS EQUIPMENT - 6.9%
  2,047,135   Cisco Systems, Inc.+ ............................        39,203
    582,000   Juniper Networks, Inc.+ .........................        13,962
    593,100   Lucent Technologies Inc.+** .....................         1,738

                                                                    VALUE
     SHARES                                                         (000S)
     ------                                                        -------

  2,242,685   Motorola, Inc. ..................................  $     47,500
    292,000   Nokia Oyj, Sponsored ADR** ......................         4,657
     49,000   QUALCOMM Inc. ...................................         1,935
    188,890   Research In Motion Ltd.+** ......................        13,347
                                                                 ------------
                                                                      122,342
                                                                 ------------

       COMPUTERS & PERIPHERALS - 3.0%
    757,725   Dell Inc.+ ......................................        30,665
    122,100   EMC Corporation+ ................................         1,672
    132,200   International Business Machines Corporation .....        11,033
    154,635   Lexmark International, Inc.+ ....................         9,696
    300,900   Sun Microsystems, Inc.+ .........................         1,155
                                                                 ------------
                                                                       54,221
                                                                 ------------

       ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.8%
    124,600   Agilent Technologies, Inc.+ .....................         3,269
    121,300   Ingram Micro Inc., Class A+ .....................         2,261
     46,900   L-3 Communications Holdings, Inc.** .............         3,669
    117,500   PerkinElmer, Inc. ...............................         2,465
     93,600   Tektronix, Inc. .................................         2,346
                                                                 ------------
                                                                       14,010
                                                                 ------------

       INTERNET SOFTWARE & SERVICES - 2.0%
    368,300   Akamai Technologies, Inc.+ ......................         5,624
    893,795   Yahoo! Inc.+ ....................................        29,799
                                                                 ------------
                                                                       35,423
                                                                 ------------

       IT SERVICES - 0.4%
    149,000   Automatic Data Processing, Inc. .................         6,617
                                                                 ------------

       SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 7.3%
     52,800   Altera Corporation+ .............................         1,155
     72,400   Analog Devices, Inc.** ..........................         2,838
    167,200   Broadcom Corporation, Class A+ ..................         7,151
  1,523,155   Intel Corporation ...............................        41,339
     37,550   Samsung Electronics Company Ltd., GDR ...........        10,332
  1,755,615   Texas Instruments Inc. ..........................        55,758
    370,124   Xilinx, Inc. ....................................        10,493
                                                                 ------------
                                                                      129,066
                                                                 ------------

       SOFTWARE - 5.9%
    181,200   Adobe Systems Inc. ..............................         5,371
     61,900   Autodesk, Inc. ..................................         2,116
    129,400   Cadence Design Systems, Inc.+** .................         2,082
     49,200   Citrix Systems, Inc.+** .........................         1,172
    159,800   Electronic Arts Inc.+ ...........................         9,205
     71,400   Mercury Interactive Corporation+** ..............         2,811
  2,293,112   Microsoft Corporation ...........................        58,727
    547,600   Red Hat, Inc.+ ..................................         8,345
    363,745   SAP AG, Sponsored ADR** .........................        15,576
                                                                 ------------
                                                                      105,405
                                                                 ------------
              Total Information Technology ....................       467,084
                                                                 ------------


14                     See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
GROWTH FUND

July 31, 2005 (unaudited)
--------------------------------------------------------------------------------


                                                                     VALUE
SHARES                                                               (000S)
------                                                              -------

 COMMON STOCKS - (CONTINUED)

     MATERIALS - 1.6%
     74,400   Air Products & Chemicals, Inc. ..................  $      4,446
    139,000   E.I. du Pont de Nemours & Company ...............         5,933
    131,000   Praxair, Inc. ...................................         6,470
     82,600   Rio Tinto PLC, Sponsored ADR ....................        10,957
                                                                 ------------
              Total Materials .................................        27,806
                                                                 ------------

     TELECOMMUNICATION SERVICES - 0.7%
    401,420   China Mobile (Hong Kong) Ltd. ...................         8,097
    144,500   Sprint Corporation-FON Group** ..................         3,887
                                                                 ------------
              Total Telecommunication Services ................        11,984
                                                                 ------------

              Total Common Stocks
                (Cost $1,524,310) .............................     1,737,250
                                                                 ------------
 PRINCIPAL
   AMOUNT
   (000S)
  ---------

 COMMERCIAL PAPER - 0.9%
   (COST $16,500)
$    16,500   Prudential Funding LLC,
                3.240% due 08/01/2005++ .......................        16,500
                                                                 ------------

 REPURCHASE AGREEMENT - 0.9%
   (COST $16,429)
     16,429   Agreement with Morgan Stanley,
                3.250% dated 07/29/2005, to be
                repurchased at $16,433,000 on
                08/01/2005 (Collateralized by
                U.S. Treasury Note, 3.375% due
                01/15/2012, market value
                $16,901,000) ..................................        16,429
                                                                 ------------

 SHORT-TERM INVESTMENT - 4.7%
   (COST $82,213)
     82,213   Mellon GSL DBT II
                Collateral Fund+++ ............................        82,213
                                                                 ------------
TOTAL INVESTMENTS (Cost $1,639,452*) .................   104.5%     1,852,392
OTHER ASSETS (LIABILITIES) (NET) .....................    (4.5)       (79,757)
                                                         -----   ------------
NET ASSETS ...........................................   100.0%  $  1,772,635
                                                         =====   ============
--------------------------------
    * Aggregate cost for federal tax purposes.
   ** Some or all of these securities are on loan at July 31, 2005, and have an aggregate market value of $78,130,000 representing 4.4% of the total net assets of the Fund (Collateral Value $82,213,000).
    + Non-income producing security.
   ++ Rate represents annualized yield at date of purchase.
  +++ Represents investment purchased with cash collateral for securities loaned.


--------------------------------------------------------------------------------
                                GLOSSARY OF TERMS
    ADR       --   American Depositary Receipt
    EUR       --   EURO
    GDR       --   Global Depositary Receipt
--------------------------------------------------------------------------------

                 SCHEDULE OF FORWARD FOREIGN CURRENCY CONTRACTS
                    FORWARD FOREIGN CURRENCY CONTRACTS TO BUY
                              CONTRACTS TO RECEIVE
                                     (000S)
                    ------------------------------------------
                                                               NET
                                               IN           UNREALIZED
EXPIRATION       LOCAL       VALUE IN       EXCHANGE       DEPRECIATION
    DATE       CURRENCY       U.S. $        FOR U.S. $     OF CONTRACTS
----------     --------      ---------      ----------     -------------
09/09/2005     EUR   50             61              65     $          (4)
                                                           -------------


                   FORWARD FOREIGN CURRENCY CONTRACTS TO SELL
                              CONTRACTS TO DELIVER
                                     (000S)
                    ------------------------------------------

                                                                NET
                                                IN           UNREALIZED
EXPIRATION       LOCAL       VALUE IN        EXCHANGE       APPRECIATION
    DATE       CURRENCY       U.S. $        FOR U.S. $      OF CONTRACTS
----------     --------      ---------      ----------      -------------
09/09/2005     EUR   50             61              66      $           5
                                                            -------------
Net Unrealized Appreciation of Forward Foreign
        Currency Contracts ..............................   $           1
                                                            =============


                    See Notes to Portfolio of Investments.                    15

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
SMALL CAP VALUE FUND

July 31, 2005 (unaudited)
--------------------------------------------------------------------------------
                                                                    VALUE
     SHARES                                                         (000S)
     ------                                                        -------

 COMMON STOCKS - 80.4%

     CONSUMER DISCRETIONARY - 9.9%

       AUTOMOBILES & COMPONENTS - 2.0%
     25,100   Superior Industries International, Inc. .........  $        586
    351,800   Tenneco Automotive, Inc.+ .......................         6,635
                                                                 ------------
                                                                        7,221
                                                                 ------------

       CONSUMER DURABLES & APPAREL - 1.8%
    360,700   Department 56, Inc.+ ............................         4,537
     72,600   Kellwood Company ................................         1,765
                                                                 ------------
                                                                        6,302
                                                                 ------------

       MEDIA - 2.3%
    119,400   Carmike Cinemas, Inc. ...........................         3,604
    296,000   Reader's Digest Association, Inc. ...............         4,807
                                                                 ------------
                                                                        8,411
                                                                 ------------

       RETAILING - 3.8%
    248,000   Movie Gallery, Inc. .............................         6,220
     34,900   Neiman Marcus Group, Inc., Class A ..............         3,438
    101,800   RC2 Corporation+ ................................         4,154
                                                                 ------------
                                                                       13,812
                                                                 ------------
              Total Consumer Discretionary ....................        35,746
                                                                 ------------

     CONSUMER STAPLES - 4.7%

       FOOD & STAPLES RETAILING - 2.6%
    171,100   Fresh Del Monte Produce, Inc. (F) ...............         4,502
    207,000   John B. Sanfilippo & Son, Inc.+ .................         4,703
                                                                 ------------
                                                                        9,205
                                                                 ------------

       HOUSEHOLD & PERSONAL PRODUCTS - 2.1%
     74,100   Central Garden & Pet Company+ ...................         3,718
    104,100   Jarden Corporation+** ...........................         3,993
                                                                 ------------
                                                                        7,711
                                                                 ------------
              Total Consumer Staples ..........................        16,916
                                                                 ------------

     ENERGY - 9.5%
    179,800   Cimarex Energy Company+ .........................         7,541
    218,600   Comstock Resources, Inc.+ .......................         6,053
    154,500   Encore Acquisition Company+ .....................         4,873
    173,400   St. Mary Land & Exploration Company** ...........         5,479
    103,500   Stone Energy Corporation+** .....................         5,507
     99,100   Tesoro Corporation ..............................         4,779
                                                                 ------------
              Total Energy ....................................        34,232
                                                                 ------------

     FINANCIALS - 11.4%

       BANKS - 5.1%
    121,500   Capital Corporation of the West .................         3,910
    178,500   Dime Community Bancshares .......................         2,895
    189,200   Flagstar Bancorp, Inc.** ........................         3,487
    286,030   Oriental Financial Group, Inc. ..................         4,562
    136,140   U.S.B. Holding Company, Inc. ....................         3,368
                                                                 ------------
                                                                       18,222
                                                                 ------------

                                                                    VALUE
     SHARES                                                         (000S)
     ------                                                        -------


       INSURANCE - 6.3%
    152,900   Navigators Group, Inc.+ .........................  $      5,639
    101,800   Safety Insurance Group, Inc.** ..................         3,684
    115,700   State Auto Financial Corporation ................         3,639
    130,600   Stewart Information Services Corporation ........         6,146
     79,900   United Fire & Casualty Company ..................         3,578
                                                                 ------------
                                                                       22,686
                                                                 ------------
              Total Financials ................................        40,908
                                                                 ------------

     HEALTH CARE - 6.6%

       HEALTH CARE EQUIPMENT & SERVICES - 3.0%
  1,055,900   Gene Logic, Inc.+ ...............................         5,195
    106,400   Kindred Healthcare, Inc.+ .......................         3,909
     74,700   Molina Healthcare Inc.+ .........................         1,789
                                                                 ------------
                                                                       10,893
                                                                 ------------
       PHARMACEUTICALS & BIOTECHNOLOGY - 3.6%
    215,800   Andrx Corporation+ ..............................         4,003
    441,100   Bradley Pharmaceuticals, Inc.+** ................         4,985
     31,600   Kos Pharmaceuticals, Inc.+ ......................         2,259
    329,100   Lannett Company, Inc.+** ........................         1,698
                                                                 ------------
                                                                       12,945
                                                                 ------------
              Total Health Care ...............................        23,838
                                                                 ------------

     INDUSTRIALS - 15.2%

       CAPITAL GOODS - 4.5%
    192,300   Cubic Corporation ...............................         3,744
    105,400   DRS Technologies, Inc. ..........................         5,481
    147,000   Griffon Corporation+** ..........................         3,800
    132,800   Lennox International, Inc. ......................         3,243
                                                                 ------------
                                                                       16,268
                                                                 ------------

       COMMERCIAL SERVICES & SUPPLIES - 1.6%
    232,400   Duratek, Inc.+ ..................................         5,785
                                                                 ------------

       TRANSPORTATION - 9.1%
    112,700   Alaska Air Group, Inc.+** .......................         3,942
    374,200   AMR Corporation+** ..............................         5,257
    302,100   Continental Airlines, Inc., Class B+** ..........         4,776
     97,600   Dampskibsselskabet Torm A/S, ADR** ..............         5,051
    664,700   Delta Air Lines, Inc.+** ........................         1,968
    108,200   Genesee & Wyoming Inc., Class A+ ................         3,275
  1,034,400   Northwest Airlines Corporation+** ...............         4,810
    204,300   OMI Corporation** ...............................         3,684
                                                                 ------------
                                                                       32,763
                                                                 ------------
              Total Industrials ...............................        54,816
                                                                 ------------

     INFORMATION TECHNOLOGY - 8.7%

       COMPUTERS & PERIPHERALS - 1.4%
    148,600   Hutchinson Technology, Inc.+** ..................         4,947
                                                                 ------------

       SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.1%
    584,100   Axcelis Technologies, Inc.+ .....................         4,036
    511,800   Credence Systems Corporation+ ...................         5,574
    380,500   OmniVision Technologies, Inc.+** ................         5,376
                                                                 ------------
                                                                       14,986
                                                                 ------------

16                 See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
SMALL CAP VALUE FUND

July 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                                     VALUE
     SHARES                                                         (000S)
     ------                                                        -------

COMMON STOCKS - (CONTINUED)

INFORMATION TECHNOLOGY - (CONTINUED)

       SOFTWARE - 3.2%
  1,498,300   Atari, Inc.+ ....................................  $      4,000
    786,200   Geac Computer Corporation Ltd. (F)+ .............         7,603
                                                                 ------------
                                                                       11,603
                                                                 ------------
              Total Information Technology ....................        31,536
                                                                 ------------

     MATERIALS - 11.2%
    207,200   Century Aluminum Company+ .......................         5,070
     61,000   Goldcorp Inc. ...................................           992
     64,000   Headwaters, Inc.+** .............................         2,736
    219,000   Inmet Mining Corporation+ .......................         3,292
  2,962,700   Kingsgate Consolidated Ltd. .....................         7,155
    364,600   Metal Management, Inc. ..........................         8,601
  3,773,400   Minara Resources Ltd. ...........................         5,370
  1,621,000   Oxiana Ltd.+ ....................................         1,196
    439,900   Randgold Resources Ltd., ADR+ ...................         5,851
                                                                 ------------
              Total Materials .................................        40,263
                                                                 ------------

     TELECOMMUNICATION SERVICES - 2.4%
    230,100   Asia Satellite Telecommunications Holdings
                Ltd., Sponsored ADR ...........................         4,326
    149,000   USA Mobility, Inc.+ .............................         4,167
                                                                 ------------
              Total Telecommunication Services ................         8,493
                                                                 ------------

     UTILITIES - 0.8%
     81,700   Suburban Propane Partners LP** ..................         2,913
                                                                 ------------
              Total Common Stocks
                (Cost $243,492) ...............................       289,661
                                                                 ------------

 CANADIAN INCOME TRUSTS - 7.5%

     ENERGY - 4.2%
    170,900   Bonavista Energy Trust ..........................         4,468
    150,400   Harvest Energy Trust** ..........................         3,645
    245,500   Vermilion Energy Trust** ........................         5,054
     85,300   Zargon Energy Trust .............................         2,021
                                                                 ------------
                                                                       15,188
                                                                 ------------
     FOOD, BEVERAGE & TOBACCO - 1.6%
    430,700   Connors Brothers Income Fund ....................         5,767
                                                                 ------------

     MATERIALS - 1.7%
     32,100   Fording Canadian Coal Trust** ...................         3,267
    218,200   TimberWest Forest Corporation ...................         2,868
                                                                 ------------
                                                                        6,135
                                                                 ------------
              Total Canadian Income Trusts
                (Cost $19,904) ................................        27,090
                                                                 ------------

 REAL ESTATE INVESTMENT TRUSTS (REITS) - 4.2%
     22,200   Alexandria Real Estate Equities, Inc. ...........         1,786
    101,200   Entertainment Properties Trust ..................         4,610
    290,800   Equity Inns, Inc. ...............................         3,905
     50,300   Sovran Self Storage, Inc.** .....................         2,430
    227,500   Winston Hotels, Inc. ............................         2,564
                                                                 ------------
              Total REITs
                (Cost $11,835) ................................        15,295
                                                                 ------------

                                                                    VALUE
   CONTRACTS                                                       (000S)
   ---------                                                      -------

 PURCHASED PUT OPTIONS - 2.4%
      2,668   iShares Russell 2000 Index,
                Expires January 2006 @ $95 ....................  $         40
     10,730   iShares Russell 2000 Index,
                Expires January 2007 @ $110 ...................         1,958
     29,250   iShares Russell 2000 Index,
                Expires January 2007 @ $95 ....................         2,560
     10,300   iShares Russell 2000 Index,
                Expires January 2008 @ $55 ....................         3,193
     20,000   NASDAQ-100 Index,
                Expires January 2007 @ $29 ....................           900
                                                                 ------------
              Total Purchased Put Options
                (Cost $18,256) ................................         8,651
                                                                 ------------

  PRINCIPAL
   AMOUNT
   (000S)
  ---------

 REPURCHASE AGREEMENT - 5.8%
   (COST $20,828)
$    20,828   Agreement with Morgan Stanley,
                3.250% dated 07/29/2005, to be
                repurchased at $20,834,000 on
                08/01/2005 (Collateralized by
                U.S. Treasury Note, 3.375% due
                01/15/2012, market value
                $21,426,000) ..................................        20,828
                                                                 ------------

 SHORT-TERM INVESTMENT - 14.7%
   (COST $52,871)
     52,871   Mellon GSL DBT II
                Collateral Fund++ .............................        52,871
                                                                 ------------
TOTAL INVESTMENTS (Cost $367,186*) ...................   115.0%       414,396
OTHER ASSETS (LIABILITIES) (NET) .....................   (15.0)       (54,046)
                                                         -----   ------------
NET ASSETS ...........................................   100.0%  $    360,350
                                                         =====   ============
---------------------------
    * Aggregate cost for federal tax purposes.
   ** Some or all of these securities are on loan at July 31, 2005, and have an aggregate market value of $50,396,000, representing 14.0% of the total net assets of the Fund (Collateral Value $52,871,000).
    + Non-income producing security.
   ++ Represents investment purchased with cash collateral for securities loaned.

--------------------------------------------------------------------------------
                               GLOSSARY OF TERMS
      ADR         -- American Depositary Receipt
      (F)         -- Foreign Shares
--------------------------------------------------------------------------------

                    See Notes to Portfolio of Investments.                   17

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
SMALL CAP GROWTH FUND

July 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                                     VALUE
     SHARES                                                         (000S)
     ------                                                        -------

 COMMON STOCKS - 95.4%

     CONSUMER DISCRETIONARY - 15.4%

       CONSUMER DURABLES & APPAREL - 4.1%
     36,680   Carter's, Inc.+ .................................  $      2,232
     44,748   Charles & Colvard Ltd.** ........................         1,223
    175,248   Coach, Inc.+ ....................................         6,153
     58,469   Desarrolladora Homex SA de CV, ADR+** ...........         1,804
    107,941   Warnaco Group, Inc.+ ............................         2,629
                                                                 ------------
                                                                       14,041
                                                                 ------------

       CONSUMER SERVICES - 4.2%
     21,800   BJ's Restaurants Inc.+ ..........................           529
     39,800   CEC Entertainment Inc.+ .........................         1,525
     73,700   Cheesecake Factory, Inc.+ .......................         2,635
     63,712   Ctrip.com International Ltd., ADR+ ..............         3,530
     30,794   Four Seasons Hotels, Inc. .......................         2,048
     52,652   RARE Hospitality International, Inc.+ ...........         1,640
     78,646   Sonic Corporation+ ..............................         2,384
                                                                 ------------
                                                                       14,291
                                                                 ------------

       RETAILING - 7.1%
     55,119   America's Car-Mart, Inc.+ .......................         1,203
    166,552   Audible, Inc.+ ..................................         2,996
     51,252   Blue Nile, Inc.+** ..............................         1,705
     53,050   Build-A-Bear-Workshop, Inc.+** ..................         1,273
     47,139   Guitar Center, Inc.+** ..........................         3,045
    110,406   Hibbett Sporting Goods, Inc.+ ...................         4,420
     92,481   Stamps.com, Inc.+ ...............................         1,657
     37,089   Tractor Supply Company+ .........................         2,085
     98,482   Urban Outfitters, Inc.+ .........................         5,979
                                                                 ------------
                                                                       24,363
                                                                 ------------
              Total Consumer Discretionary ....................        52,695
                                                                 ------------

     CONSUMER STAPLES - 2.6%

       FOOD & STAPLES RETAILING - 1.2%
    112,575   Central European Distribution
                Corporation+** ................................         4,202
                                                                 ------------

       FOOD, BEVERAGE & TOBACCO - 0.5%
     18,571   Hansen Natural Corporation+** ...................         1,716
                                                                 ------------

       HOUSEHOLD & PERSONAL PRODUCTS - 0.9%
     44,247   Parlux Fragrances, Inc.+** ......................         1,405
     36,662   USANA Health Sciences, Inc.+** ..................         1,779
                                                                 ------------
                                                                        3,184
                                                                 ------------
              Total Consumer Staples ..........................         9,102
                                                                 ------------

     ENERGY - 3.9%
     81,224   ATP Oil & Gas Corporation+** ....................         2,284
    266,550   Carrizo Oil & Gas, Inc.+ ........................         5,358
    135,850   Veritas DGC, Inc.+ ..............................         4,184
     36,056   Whiting Petroleum Corporation+ ..................         1,440
                                                                 ------------
              Total Energy ....................................        13,266
                                                                 ------------


                                                                     VALUE
     SHARES                                                         (000S)
     ------                                                        -------

     FINANCIALS - 4.8%

       BANKS - 3.2%
     79,900   Brookline Bancorp, Inc. .........................  $      1,279
     22,846   Downey Financial Corporation ....................         1,769
     21,158   Mercantile Bank Corporation .....................           961
     80,500   Signature Bank+ .................................         2,417
     79,737   Westcorp ........................................         4,621
                                                                 ------------
                                                                       11,047
                                                                 ------------

       DIVERSIFIED FINANCIALS - 0.5%
     65,284   First Cash Financial Services, Inc.+ ............         1,557
     33,400   TradeStation Group, Inc.+ .......................           320
                                                                 ------------
                                                                        1,877
                                                                 ------------

       INSURANCE - 1.1%
     73,706   Delphi Financial Group, Inc., Class A ...........         3,576
      2,300   Hub International Ltd. ..........................            48
                                                                 ------------
                                                                        3,624
                                                                 ------------
              Total Financials ................................        16,548
                                                                 ------------

     HEALTH CARE - 29.2%

       HEALTH CARE EQUIPMENT & SERVICES - 14.9%
     54,305   Adeza Biomedical Corporation+ ...................           894
     51,414   Advisory Board Company+ .........................         2,683
    188,700   Align Technology, Inc.+** .......................         1,230
     39,022   American Healthways, Inc.+** ....................         1,739
    116,831   Animas Corporation+** ...........................         2,445
     73,416   ArthroCare Corporation+** .......................         2,685
     58,080   Aspect Medical Systems, Inc.+ ...................         1,917
     50,929   Centene Corporation+** ..........................         1,492
    153,132   Conceptus, Inc.+** ..............................         1,223
     55,000   Conor Medsystems, Inc.+ .........................           892
     77,062   HealthExtras, Inc.+ .............................         1,533
     23,053   Hologic, Inc.+ ..................................         1,051
     89,200   Immucor, Inc.+ ..................................         2,450
    109,407   IntraLase Corporation+ ..........................         2,281
     43,377   Kensey Nash Corporation+** ......................         1,398
     82,852   Kyphon, Inc.+ ...................................         3,367
     61,684   Laserscope+** ...................................         2,043
    102,184   LCA-Vision, Inc. ................................         4,680
     95,558   LHC Group, Inc.+ ................................         1,680
     90,852   Merge Technologies, Inc.+ .......................         1,779
    115,795   SFBC International, Inc.+ .......................         4,660
     62,170   Shamir Optical Industry Ltd.+ ...................           889
     64,125   Syneron Medical Ltd.+ ...........................         2,472
     95,217   Ventiv Health, Inc.+ ............................         2,095
    127,619   VNUS Medical Technologies, Inc.+ ................         1,588
                                                                 ------------
                                                                       51,166
                                                                 ------------

       PHARMACEUTICALS & BIOTECHNOLOGY - 14.3%
     81,600   Adams Respiratory Therapeutics, Inc.+** .........         2,407
     95,300   Amylin Pharmaceuticals, Inc.+** .................         1,778
    121,573   Anika Therapeutics, Inc.+ .......................         1,526
    151,800   CV Therapeutics, Inc.+** ........................         4,276


18                     See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
SMALL CAP GROWTH FUND

July 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                                     VALUE
     SHARES                                                         (000S)
     ------                                                        -------

 COMMON STOCKS - (CONTINUED)

     HEALTH CARE - (CONTINUED)

       PHARMACEUTICALS & BIOTECHNOLOGY - (CONTINUED)
     55,938   Digene Corporation+ .............................  $      1,627
    140,900   Encysive Pharmaceuticals, Inc.+ .................         1,791
     82,235   First Horizon Pharmaceutical Corporation+ .......         1,750
    201,810   Isolagen, Inc.+** ...............................         1,128
    101,700   Keryx Biopharmaceuticals, Inc.+ .................         1,706
     93,329   Kos Pharmaceuticals, Inc.+ ......................         6,673
    228,809   LifeCell Corporation+ ...........................         5,077
     41,821   Medicis Pharmaceutical Corporation,
                Class A** .....................................         1,419
     84,744   MGI Pharma, Inc.+** .............................         2,314
    166,034   Nektar Therapeutics+ ............................         3,115
     34,900   POZEN, Inc.+ ....................................           288
    114,057   Protein Design Labs, Inc.+** ....................         2,599
     72,747   Rigel Pharmaceuticals, Inc.+ ....................         1,575
    106,916   Salix Pharmaceuticals Ltd.+ .....................         2,063
     46,200   SeraCare Life Sciences, Inc.+ ...................           748
     95,639   United Therapeutics Corporation+** ..............         5,102
                                                                 ------------
                                                                       48,962
                                                                 ------------
              Total Health Care ...............................       100,128
                                                                 ------------

     INDUSTRIALS - 11.3%

       CAPITAL GOODS - 5.9%
     73,860   A.S.V., Inc.+ ...................................         3,541
     40,964   American Science & Engineering, Inc.+ ...........         1,577
    143,980   Ceradyne, Inc.+ .................................         4,589
     54,634   Engineered Support Systems, Inc. ................         2,020
     66,775   Lincoln Electric Holdings, Inc. .................         2,445
     37,623   MTC Technologies, Inc.+ .........................         1,178
     61,000   NCI Building Systems, Inc.+ .....................         2,356
    151,821   TurboChef Technologies, Inc.+** .................         2,631
                                                                 ------------
                                                                       20,337
                                                                 ------------

       COMMERCIAL SERVICES & SUPPLIES - 3.9%
    112,400   Collectors Universe, Inc.+ ......................         1,795
     38,658   CRA International Inc.+ .........................         2,057
     77,391   LECG Corporation+ ...............................         1,673
     83,068   Portfolio Recovery Associates, Inc.+ ............         3,505
    103,200   Resources Connection, Inc.+ .....................         3,096
     58,700   TRM Corporation+** ..............................         1,107
                                                                 ------------
                                                                       13,233
                                                                 ------------

       TRANSPORTATION - 1.5%
     71,816   Knight Transportation, Inc. .....................         1,698
     48,872   Old Dominion Freight Line, Inc.+ ................         1,619
     95,900   Universal Truckload Services, Inc.+ .............         1,750
                                                                 ------------
                                                                        5,067
                                                                 ------------
              Total Industrials ...............................        38,637
                                                                 ------------

                                                                     VALUE
     SHARES                                                         (000S)
     ------                                                        -------

     INFORMATION TECHNOLOGY - 26.9%

       COMMUNICATIONS EQUIPMENT - 4.6%
    190,910   AudioCodes Ltd.+ ................................  $      1,735
    435,421   Glenayre Technologies, Inc.+ ....................         1,772
    189,782   Ixia+ ...........................................         3,746
    186,900   NMS Communications Corporation+ .................           630
    141,262   Openwave Systems Inc.+ ..........................         2,621
     89,106   Orckit Communications Ltd.+ .....................         2,161
     88,590   SafeNet, Inc.+ ..................................         3,029
                                                                 ------------
                                                                       15,694
                                                                 ------------

       COMPUTERS & PERIPHERALS - 1.0%
     41,720   Hutchinson Technology, Inc.+** ..................         1,389
     81,911   M-Systems Flash Disk Pioneers Ltd.+ .............         2,117
                                                                 ------------
                                                                        3,506
                                                                 ------------

       ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.3%
    139,572   Merix Corporation+** ............................           878
                                                                 ------------

       INTERNET SOFTWARE & SERVICES - 8.9%
    158,400   Akamai Technologies, Inc.+** ....................         2,419
    518,879   aQuantive, Inc.+** ..............................         9,786
     29,545   Digital River, Inc.+ ............................         1,181
     68,380   Greenfield Online, Inc.+ ........................           930
    223,029   Interwoven, Inc.+ ...............................         1,766
    132,200   iVillage, Inc.+ .................................           727
    239,323   Jupitermedia Corporation+ .......................         5,239
    145,891   Marchex, Inc., Class B+** .......................         2,397
    285,032   MatrixOne, Inc.+ ................................         1,408
     33,000   Secure Computing Corporation+ ...................           408
    220,172   ValueClick, Inc.+ ...............................         2,827
     27,500   Websense, Inc.+ .................................         1,371
                                                                 ------------
                                                                       30,459
                                                                 ------------

       IT SERVICES - 1.7%
    140,924   Euronet Worldwide, Inc.+ ........................         4,145
    160,024   RightNow Technologies, Inc.+ ....................         1,802
                                                                 ------------
                                                                        5,947
                                                                 ------------

       SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 6.6%
     60,755   Cymer, Inc.+** ..................................         2,108
     14,300   FormFactor Inc.+ ................................           374
     10,500   Hittite Microwave Corporation+ ..................           204
    137,100   Integrated Device Technology, Inc.+ .............         1,585
    190,482   Mattson Technology, Inc.+ .......................         1,619
    191,152   O2Micro International Ltd.+ .....................         3,280
     83,485   Power Integrations, Inc.+ .......................         1,929
     23,234   PowerDsine Ltd.+ ................................           225
     30,100   Semtech Corporation+ ............................           553
     85,000   Silicon Motion Technology
                Corporation, ADR+** ...........................           887



                   See Notes to Portfolio of Investments.                     19

--------------------------------------------------------------------------------
SMALL CAP GROWTH FUND

July 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                                     VALUE
     SHARES                                                         (000S)
     ------                                                        -------

 COMMON STOCKS - (CONTINUED)

     INFORMATION TECHNOLOGY - (CONTINUED)

       SEMICONDUCTORS & SEMICONDUCTOR
          EQUIPMENT - (CONTINUED)
    113,300   SiRF Technology Holdings, Inc.+ .................  $      2,476
    102,042   Skyworks Solutions, Inc.+ .......................           748
    149,384   Tessera Technologies, Inc.+ .....................         5,246
     42,800   Trident Microsystems, Inc.+ .....................         1,397
                                                                 ------------
                                                                       22,631
                                                                 ------------

       SOFTWARE - 3.8%
    159,056   Agile Software Corporation+ .....................         1,032
     93,855   Concur Technologies, Inc.+ ......................         1,035
     60,819   Manhattan Associates, Inc.+ .....................         1,259
    165,336   Online Resources Corporation+ ...................         1,683
    115,093   PDF Solutions, Inc.+ ............................         1,821
     62,000   RSA Security Inc.+ ..............................           803
     50,182   Sonic Solutions+ ................................           963
    194,471   SupportSoft, Inc.+ ..............................         1,070
     43,587   TALX Corporation ................................         1,608
    238,700   TIBCO Software Inc.+ ............................         1,836
                                                                 ------------
                                                                       13,110
                                                                 ------------
              Total Information Technology ....................        92,225
                                                                 ------------

     TELECOMMUNICATION SERVICES - 1.3%
     92,139   Inphonic, Inc.+ .................................         1,474
    105,203   JAMDAT Mobile Inc.+** ...........................         3,011
                                                                 ------------
              Total Telecommunication Services ................         4,485
                                                                 ------------
              Total Common Stocks
                (Cost $280,298) ...............................       327,086
                                                                 ------------
 REAL ESTATE INVESTMENT TRUST (REIT) - 0.4%
   (COST $1,164)
     43,740   RAIT Investment Trust ...........................         1,386
                                                                 ------------

   PRINCIPAL
    AMOUNT                                                          VALUE
    (000S)                                                          (000S)
   ---------                                                       -------

 REPURCHASE AGREEMENT - 4.9%
   (COST $16,783)
$    16,783   Agreement with Morgan Stanley,
                3.250% dated 07/29/2005, to be
                repurchased at $16,788,000 on
                08/01/2005  (Collateralized by
                U.S. Treasury Note, 3.375% due
                01/15/2012, market value
                $17,265,000). .................................  $     16,783
                                                                 ------------
 SHORT-TERM INVESTMENT - 13.3%
   (COST $45,765)
     45,765   Mellon GSL DBT II
                Collateral Fund++ .............................        45,765
                                                                 ------------
TOTAL INVESTMENTS (Cost $344,010*) ...................   114.0%       391,020
OTHER ASSETS (LIABILITIES) (NET) .....................   (14.0)       (48,062)
                                                         -----   ------------
NET ASSETS ...........................................   100.0%  $    342,958
                                                         =====   ============
-----------------------------------
    * Aggregate cost for federal tax purposes.
   ** Some or all of these securities are on loan at July 31, 2005, and have an aggregate market value of $43,994,000 representing 12.8% of the total net assets of the Fund (Collateral Value $45,765,000).
    + Non-income producing security.
   ++ Represents investment purchased with cash collateral for securities loaned.

--------------------------------------------------------------------------------
                                GLOSSARY OF TERMS
    ADR       --  American Depositary Receipt
--------------------------------------------------------------------------------

20                     See Notes to Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
INTERNATIONAL GROWTH FUND

July 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                                     VALUE
     SHARES                                                         (000S)
     ------                                                        -------

 COMMON STOCKS - 96.8%

     JAPAN - 23.8% ****
     64,610   Advantest Corporation ...........................   $     5,152
    246,000   AEON Company Ltd. ...............................         3,981
     15,247   Aiful Corporation ...............................         1,097
     81,700   Astellas Pharma Inc. ............................         2,655
     50,000   Bridgestone Corporation .........................           975
     65,800   Canon Inc. ......................................         3,236
     32,700   Chubu Electric Power Company Inc.** .............           789
     35,700   Daito Trust Construction Company, Ltd. ..........         1,315
     87,000   Daiwa House Industry Company Ltd. ...............           973
        210   East Japan Railway Company ......................         1,029
     68,600   FANUC Ltd. ......................................         4,866
     17,900   Hirose Electric Company Ltd. ....................         1,854
     17,700   Hoya Corporation ................................         2,178
    368,000   Japan Airlines Corporation** ....................           980
    162,100   Kansai Electric Power Company Inc. ..............         3,419
     61,000   Kao Corporation .................................         1,392
        352   Millea Holdings, Inc. ...........................         4,600
    301,600   Mitsubishi Corporation** ........................         4,292
    738,000   Mitsubishi Estate Company Ltd. ..................         8,168
        523   Mitsubishi Tokyo Financial Group, Inc. ..........         4,357
    167,000   Mitsui & Company, Ltd.** ........................         1,607
     89,000   Mitsui Fudosan Company Ltd. .....................         1,010
    247,000   Mitsui Sumitomo Insurance Company Ltd. ..........         2,191
        546   Mizuho Financial Group, Inc. ....................         2,454
     23,000   Murata Manufacturing Company Ltd. ...............         1,109
    236,000   NEC Corporation .................................         1,205
     34,000   NGK Spark Plug Company, Ltd., of Japan ..........           451
     16,000   Nidec Corporation** .............................         1,730
    106,000   Nikon Corporation ...............................         1,192
     21,000   Nintendo Company Ltd. ...........................         2,199
    138,000   Nippon Electric Glass Company, Ltd. .............         2,068
      1,203   Nippon Telegraph & Telephone Corporation ........         5,262
    710,400   Nissan Motor Company Ltd.** .....................         7,376
     32,000   Nitto Denko Corporation .........................         1,751
     50,000   OMRON Corporation ...............................         1,065
     37,200   ORIX Corporation ................................         5,494
    129,000   Ricoh Company, Ltd. .............................         1,971
     39,000   Rohm Company Ltd. ...............................         3,526
    186,600   Sankyo Company Ltd.** ...........................         3,678
    233,000   Sekisui House Ltd.** ............................         2,345
     12,100   Shimamura Company Ltd. ..........................           975
     47,500   Shin-Etsu Chemical Company Ltd. .................         1,796
     37,800   SMC Corporation .................................         4,279
    130,300   SOFTBANK Corporation** ..........................         5,320
    157,000   Sompo Japan Insurance Inc. ......................         1,490
     37,190   Sony Corporation ................................         1,216
    498,000   Sumitomo Corporation ............................         4,187
      2,281   Sumitomo Mitsui Financial Group, Inc.** .........        14,999
    317,500   Suzuki Motor Corporation ........................         5,038
     24,950   T&D Holdings, Inc. ..............................         1,179
     76,900   Takeda Pharmaceutical Company Ltd. ..............         3,928
     29,400   TDK Corporation .................................         2,017
     86,100   Tokyo Electron Ltd.** ...........................         4,653

                                                                     VALUE
     SHARES                                                         (000S)
     ------                                                        -------

    407,000   TOKYO GAS Company Ltd.** ........................   $     1,479
     37,100   Toyota Motor Corporation ........................         1,402
     56,500   Trend Micro Inc. ................................         2,021
      1,852   UFJ Holdings, Inc.+ .............................         9,531
     26,100   Unicharm Corporation ............................         1,005
        891   Yahoo! Japan Corporation** ......................         1,905
     47,800   Yamada Denki Company, Ltd.** ....................         2,693
    297,500   Yamato Transport Company Ltd. ...................         3,946
                                                                 ------------
                                                                      182,051
                                                                 ------------

     UNITED KINGDOM - 13.9%
     50,900   Anglo American PLC ..............................         1,287
    437,000   ARM Holdings PLC ................................           909
    156,400   AstraZeneca PLC .................................         7,068
    160,200   AstraZeneca PLC (F) .............................         7,272
    110,084   BHP Billiton PLC ................................         1,564
    212,500   Bradford & Bingley PLC ..........................         1,255
     27,300   Brambles Industries PLC .........................           150
    205,800   Diageo PLC ......................................         2,833
    135,400   Hanson PLC ......................................         1,359
    577,000   HBOS PLC ........................................         8,754
    253,600   HSBC Holdings PLC ...............................         4,100
    105,600   Johnston Press PLC ..............................           900
    278,400   Lloyds TSB Group PLC ............................         2,352
     92,000   Northern Rock PLC ...............................         1,315
    450,100   Pearson PLC .....................................         5,382
     35,900   Reckitt Benckiser PLC ...........................         1,077
    574,200   Reed Elsevier PLC ...............................         5,297
    239,000   Rolls-Royce Group PLC ...........................         1,403
    391,900   Royal Bank of Scotland Group PLC++ ..............        11,642
    140,200   Scottish & Southern Energy PLC ..................         2,411
    224,000   Standard Chartered PLC ..........................         4,363
    233,900   Tesco PLC .......................................         1,337
    194,000   TI Automotive Ltd., Class A+ ....................             0***
    530,500   Unilever PLC ....................................         5,128
  9,022,019   Vodafone Group PLC ..............................        23,238
     71,600   Wolseley PLC ....................................         1,490
    119,500   Xstrata PLC .....................................         2,539
                                                                 ------------
                                                                      106,425
                                                                 ------------

     FRANCE - 10.7%
     75,900   Accor SA ........................................         3,863
     61,500   AXA .............................................         1,678
    193,700   BNP Paribas SA** ................................        13,972
    193,500   Bouygues SA++ ...................................         8,453
     26,300   Carrefour SA ....................................         1,241
     19,600   Compagnie Generale des Etablissements
                Michelin, Class B** ...........................         1,207
     24,800   Dassault Systemes SA ............................         1,270
     28,100   Essilor International SA ........................         2,038
     42,900   Groupe Danone** .................................         4,227
     19,598   L'Air Liquide SA ................................         3,478
     35,000   L'Oreal SA ......................................         2,758
     33,300   Lafarge SA ......................................         3,150
    225,900   Sanofi-Aventis** ................................        19,500
     10,667   Sanofi-Aventis (F) ..............................           922


                    See Notes to Portfolio of Investments.                   21

--------------------------------------------------------------------------------
INTERNATIONAL GROWTH FUND

July 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                                     VALUE
     SHARES                                                         (000S)
     ------                                                         -------

 COMMON STOCKS - (CONTINUED)

     FRANCE - (CONTINUED)
     82,587   Schneider Electric SA ...........................  $      6,477
     17,900   Societe Generale Group** ........................         1,953
     70,100   STMicroelectronics NV ...........................         1,207
      6,700   Total SA ........................................         1,675
     81,800   Vivendi Universal SA ............................         2,598
                                                                 ------------
                                                                       81,667
                                                                 ------------

     NETHERLANDS - 8.9%
    395,203   ABN AMRO Holding NV** ...........................         9,836
    320,944   AEGON NV ........................................         4,591
     37,100   Euronext NV .....................................         1,455
     85,625   Heineken Holding NV .............................         2,513
    173,406   Heineken NV .....................................         5,517
    191,914   ING Groep NV ....................................         5,801
    958,800   Koninklijke (Royal) KPN NV** ....................         8,326
     31,000   Koninklijke (Royal) Numico NV+ ..................         1,307
     79,400   Reed Elsevier NV ................................         1,080
    446,400   Royal Dutch Shell PLC, A Shares .................        13,726
    163,435   Royal Dutch Shell PLC, B Shares .................         5,188
     14,900   Royal Dutch Shell PLC, Class A, ADR .............           913
     75,500   TNT NV ..........................................         1,915
     35,200   Unilever NV .....................................         2,359
    109,349   VNU NV ..........................................         3,132
                                                                 ------------
                                                                       67,659
                                                                 ------------

     SWITZERLAND - 8.4%
     19,900   Adecco SA** .....................................           994
    236,782   Compagnie Financiere Richemont AG, A
                Units** .......................................         8,346
    115,462   Credit Suisse Group .............................         4,826
    138,389   Holcim Ltd. .....................................         8,552
     25,131   Nestle SA .......................................         6,899
    279,589   Novartis AG .....................................        13,598
     41,970   Roche Holding AG-Genusschein ....................         5,691
     93,191   Swiss Reinsurance Company .......................         5,926
     11,589   Swisscom AG .....................................         3,825
     11,695   Syngenta AG .....................................         1,222
     10,500   Synthes, Inc. ...................................         1,139
     41,956   UBS AG ..........................................         3,438
                                                                 ------------
                                                                       64,456
                                                                 ------------

     GERMANY - 7.4%
     49,800   Allianz AG** ....................................         6,316
    107,700   Bayer AG** ......................................         3,838
    104,900   Bayerische Hypo-und Vereinsbank AG+ .............         2,757
     28,500   Bayerische Motoren Werke (BMW) AG** .............         1,333
     84,500   DaimlerChrysler AG ..............................         4,095
     32,200   Deutsche Bank AG ................................         2,779
     32,137   Deutsche Boerse AG ..............................         2,818
     42,300   Deutsche Post AG ................................         1,048
     73,800   E.ON AG .........................................         6,814
    193,900   Infineon Technologies AG+ .......................         1,900
     38,000   SAP AG** ........................................         6,512
     20,300   SAP AG, Sponsored ADR ...........................           869

                                                                     VALUE
     SHARES                                                         (000S)
     ------                                                        -------

    143,200   Siemens AG ......................................   $    11,023
     81,000   Volkswagen AG** .................................         4,392
                                                                 ------------
                                                                       56,494
                                                                 ------------

     SPAIN - 5.1%
     40,300   Altadis, SA** ...................................         1,699
    506,900   Banco Bilbao Vizcaya Argentaria SA** ............         8,529
    452,600   Banco Santander Central Hispano SA** ............         5,590
     85,000   Iberdrola SA** ..................................         2,161
    117,100   Industria de Diseno Textil SA (Inditex)** .......         3,127
    295,900   Repsol YPF SA** .................................         8,263
    557,274   Telefonica SA** .................................         9,364
                                                                 ------------
                                                                       38,733
                                                                 ------------

     CANADA - 4.4%
    153,900   Abitibi-Consolidated Inc. .......................           731
    152,800   Alcan Inc. ......................................         5,168
     59,700   Cameco Corporation ..............................         2,804
     77,031   Falconbridge Ltd.** .............................         1,589
     86,400   Inco Ltd. (F) ...................................         3,541
     14,200   Magna International Inc., Class A** .............         1,093
     25,800   Manulife Financial Corporation** ................         1,295
     81,100   Methanex Corporation** ..........................         1,318
     30,100   National Bank of Canada** .......................         1,409
     59,800   Potash Corporation of Saskatchewan Inc. .........         6,365
     44,800   Suncor Energy Inc. ..............................         2,194
    134,900   TELUS Corporation** .............................         4,715
     39,700   Thomson Corporation .............................         1,389
                                                                 ------------
                                                                       33,611
                                                                 ------------

     AUSTRALIA - 2.4% ****
    195,100   Amcor Ltd. ......................................         1,031
     60,162   Australia & New Zealand Banking Group Ltd. ......           974
    228,138   Brambles Industries Ltd.** ......................         1,432
    319,702   Foster's Group Ltd. .............................         1,317
    296,500   Insurance Australia Group Ltd. ..................         1,366
    169,100   Promina Group Ltd. ..............................           637
    178,468   QBE Insurance Group Ltd. ........................         2,275
    329,460   Rinker Group Ltd. ...............................         3,761
     55,300   Wesfarmers Ltd. .................................         1,665
     81,200   Westpac Banking Corporation .....................         1,210
    196,297   Woolworths Ltd. .................................         2,428
                                                                 ------------
                                                                       18,096
                                                                 ------------

     SWEDEN - 1.7%
     92,100   Assa Abloy AB, B Shares .........................         1,256
    128,100   Atlas Copco AB, Class A .........................         2,172
     35,400   Sandvik AB ......................................         1,413
  2,012,000   Telefonaktiebolaget LM Ericsson, B Shares .......         6,888
     34,000   Telefonaktiebolaget LM Ericsson,
                Sponsored ADR .................................         1,168
                                                                 ------------
                                                                       12,897
                                                                 ------------

     HONG KONG - 1.6% ****
    836,000   Hang Lung Group Ltd. ............................         1,663
    850,000   Hang Lung Properties Ltd. .......................         1,347


22                     See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
INTERNATIONAL GROWTH FUND

July 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                                     VALUE
     SHARES                                                         (000S)
     ------                                                        -------

 COMMON STOCKS - (CONTINUED)

     HONG KONG - (CONTINUED)
    911,500   Johnson Electric Holdings Ltd. ..................   $       871
  1,780,000   Li & Fung Ltd. ..................................         3,751
  2,408,000   PCCW Ltd. .......................................         1,618
    181,000   Sung Hung Kai Properties Ltd. ...................         1,862
    117,800   Swire Pacific Ltd., Class A .....................         1,123
                                                                 ------------
                                                                       12,235
                                                                 ------------
     SOUTH KOREA - 1.3% ****
     17,616   Samsung Electronics Company Ltd. ................         9,654
                                                                 ------------

     MEXICO - 1.1%
    387,000   America Movil SA de CV, Series L, ADR ...........         8,615
                                                                 ------------

     SINGAPORE - 1.0% ****
    149,000   DBS Group Holdings Ltd. .........................         1,438
  3,252,675   Singapore Telecommunications Ltd.++ .............         5,432
    122,000   United Overseas Bank Ltd. .......................         1,106
     12,200   United Overseas Land Ltd.** .....................            17
                                                                 ------------
                                                                        7,993
                                                                 ------------

     SOUTH AFRICA - 0.8%
    212,700   Sasol Ltd. ......................................         6,364
                                                                 ------------

     DENMARK - 0.8%
     51,800   Novo Nordisk A/S, Class B .......................         2,676
     78,300   TDC A/S .........................................         3,517
                                                                 ------------
                                                                        6,193
                                                                 ------------

     BELGIUM - 0.6%
     31,200   Fortis ..........................................           910
     63,600   SES GLOBAL, FDR .................................           997
     42,400   UCB Group SA ....................................         2,286
                                                                 ------------
                                                                        4,193
                                                                 ------------
     TAIWAN - 0.5% ****
    430,696   Taiwan Semiconductor Manufacturing
                Company Ltd., Sponsored ADR ...................         3,700
                                                                 ------------

     ITALY - 0.4%
     108,850   Eni SpA .........................................        3,084
                                                                 ------------

     AUSTRIA - 0.4%
     23,600   Erste Bank der oesterreichischen
                Sparkassen AG .................................         1,202
     11,900   Raiffeisen International Bank Holding AG+ .......           671
     58,808   Telekom Austria AG** ............................         1,186
                                                                 ------------
                                                                        3,059
                                                                 ------------

     FINLAND - 0.4%
    101,100   Nokia Oyj** .....................................         1,610
     95,500   Stora Enso Oyj - R Shares .......................         1,263
                                                                 ------------
                                                                        2,873
                                                                 ------------
     IRELAND - 0.3%
     93,268   CRH PLC .........................................         2,641
                                                                 ------------

                                                                     VALUE
     SHARES                                                         (000S)
     ------                                                        -------

     NORWAY - 0.3%
    127,700   DnB NOR ASA .....................................  $      1,333
     53,700   Norske Skogindustrier ASA .......................           942
                                                                 ------------
                                                                        2,275
                                                                 ------------

     INDIA - 0.2%
     24,000   Infosys Technologies Ltd., Sponsored ADR ........         1,708
                                                                 ------------

     BRAZIL - 0.2%
     43,591   Companhia Vale do Rio Doce, ADR .................         1,419
                                                                 ------------

     UNITED STATES - 0.1%
     60,197   News Corporation (F), CDI** .....................           989
                                                                 ------------

     PORTUGAL - 0.1%
    100,000   Portugal Telecom, SGPS, SA ......................           951
                                                                 ------------

     RUSSIA - 0.0% +++
     10,700   YUKOS, ADR+** ...................................            27
                                                                 ------------

              Total Common Stocks
                (Cost $620,697) ...............................       740,062
                                                                 ------------

 PREFERRED STOCK - 0.0% +++
   (COST $51)

     SOUTH KOREA - 0.0% +++ ****
        900   Samsung Electronics Company Ltd. ................           338
                                                                 ------------


                    See Notes to Portfolio of Investments.                    23

--------------------------------------------------------------------------------
INTERNATIONAL GROWTH FUND

July 31, 2005 (unaudited)
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                            VALUE
   (000S)                                                            (000S)
  ---------                                                         --------

 CONVERTIBLE BONDS - 0.1%
   (COST $617)

     SWITZERLAND - 0.1%
$       826   Credit Suisse Group Financial, Conv. Jr. Bond,
                6.000% due 12/23/2005 .........................  $        940
                                                                 ------------
 REPURCHASE AGREEMENT - 3.4%
   (COST $25,855)
     25,855   Agreement with Morgan Stanley,
                3.250% dated 07/29/2005, to be
                repurchased at $25,862,000 on
                08/01/2005 (Collateralized by
                U.S. Treasury Note, 3.375% due
                01/15/2012, market value
                $26,597,000) ..................................        25,855
                                                                 ------------

 SHORT-TERM INVESTMENT - 15.6%
   (COST $119,590)
    119,590   Mellon GSL DBT II
                Collateral Fund++++ ...........................       119,590
                                                                 ------------
TOTAL INVESTMENTS (Cost $766,810*) ..................    115.9%       886,785
OTHER ASSETS (LIABILITIES) (NET) ....................    (15.9)      (121,910)
                                                         -----   ------------
NET ASSETS ..........................................    100.0%  $    764,875
                                                         =====   ============

---------------------------------------
    * Aggregate cost for federal tax purposes.
   ** Some or all of these securities are on loan at July 31, 2005, and have an aggregate market value of $112,969,000, representing 16.6% of the total net assets of the Fund (Collateral Value $119,590,000).
  *** Value of security is $0.
 **** Investments in the areas of the Pacific Rim at July 31, 2005, are 30.6% of the total net assets of the Fund.
    + Non-income producing security.
   ++ Security acquired in a transaction exempt from registration under Rule
      144A of the Securities Act of 1933, as amended.
  +++ Amount represents less than 0.1% of the total net assets of the Fund.
 ++++ Represents investment purchased with cash collateral for securities loaned.
    # Amount represents less than $500.

--------------------------------------------------------------------------------
                                GLOSSARY OF TERMS
    ADR          -- American Depositary Receipt
    CAD          -- Canadian Dollar
    CDI          -- CHESS Depositary Interest
    CHF          -- Swiss Franc
    EUR          -- EURO
    (F)          -- Foreign Shares
    FDR          -- Fiduciary Depositary Receipt
    GBP          -- Great Britain Pounds Sterling
    JPY          -- Japanese Yen
    ZAR          -- South African Rand
--------------------------------------------------------------------------------

24                    See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
INTERNATIONAL GROWTH FUND

July 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                 SCHEDULE OF FORWARD FOREIGN CURRENCY CONTRACTS

                    FORWARD FOREIGN CURRENCY CONTRACTS TO BUY
                              CONTRACTS TO RECEIVE
                                     (000S)
                    -----------------------------------------

                                                              NET
                                                           UNREALIZED
                                              IN          APPRECIATION/
 EXPIRATION      LOCAL       VALUE IN      EXCHANGE      (DEPRECIATION)
    DATE       CURRENCY       U.S. $       FOR U.S. $      OF CONTRACTS
 ----------    --------      --------     -----------    --------------
08/01/2005     EUR    619         751             752          $   (1)
08/02/2005     CAD    531         434             432               2
08/02/2005     EUR    386         468             468              --#
08/02/2005     JPY  3,045          27              27              --#
08/02/2005     ZAR  1,324         201             198               3
08/03/2005     CAD    451         368             367               1
08/03/2005     EUR     24          29              29              --#
08/03/2005     GBP    268         470             470              --#
08/03/2005     JPY  2,609          23              23              --#
08/05/2005     ZAR    197          30              30              --#
09/28/2005     GBP  3,506       6,152           6,321            (169)
10/12/2005     GBP    768       1,348           1,320              28
10/14/2005     GBP  2,076       3,642           3,659             (17)
                                                               ------
                                                               $ (153)
                                                               ------

                    FORWARD FOREIGN CURRENCY CONTRACTS TO SELL
                              CONTRACTS TO DELIVER
                                      (000S)
                    -----------------------------------------
                                                              NET
                                                           UNREALIZED
                                              IN          APPRECIATION/
 EXPIRATION      LOCAL       VALUE IN      EXCHANGE      (DEPRECIATION)
    DATE       CURRENCY       U.S. $       FOR U.S. $      OF CONTRACTS
 ----------    --------      --------     -----------    --------------
08/01/2005     JPY   2,845         25              25          $   --#
08/18/2005     CHF   1,977      1,537           1,626              89
09/20/2005     CHF   3,638      2,831           3,002             171
09/28/2005     CHF   8,059      6,271           6,321              50
10/07/2005     EUR   3,094      3,763           3,701             (62)
10/12/2005     CHF   1,719      1,341           1,320             (21)
10/14/2005     EUR   2,999      3,649           3,659              10
01/10/2006     JPY 437,454      3,962           3,991              29
                                                               ------
                                                               $  266
                                                               ------
Net Unrealized Appreciation of Forward Foreign
Currency Contracts ..........................................  $  113
                                                               ======



AT JULY 31, 2005, SECTOR DIVERSIFICATION IS AS FOLLOWS:

                                          % OF         VALUE
        SECTOR DIVERSIFICATION         NET ASSETS     (000S)
        ----------------------         ----------     ------

COMMON STOCKS:
Banks ..................................    16.8%  $  128,145
Telecommunication Services .............    10.8       82,884
Pharmaceuticals & Biotechnology ........     9.1       69,274
Materials ..............................     8.7       66,842
Energy .................................     5.4       41,434
Capital Goods ..........................     5.0       38,256
Food, Beverage & Tobacco ...............     4.4       33,799
Insurance ..............................     4.4       33,544
Semiconductors & Semiconductor Equipment     4.3       32,958
Automobiles & Components ...............     3.5       26,911
Media ..................................     2.8       21,764
Diversified Financials .................     2.3       17,788
Utilities ..............................     2.2       17,073
Retailing ..............................     2.1       16,017
Real Estate Investment Trusts (REITs) ..     2.0       15,365
Consumer Durables & Apparel ............     2.1       15,079
Commercial Services & Supplies .........     1.6       11,970
Internet Software & Services ...........     1.4       10,954
Communications Equipment ...............     1.3        9,666
Electronic Equipment & Instruments .....     1.2        8,888
Software ...............................     1.1        8,651
Other ..................................     4.3       32,800
                                          ------   ----------
TOTAL COMMON STOCKS ....................    96.8      740,062
PREFERRED STOCK ........................     0.0+++       338
CONVERTIBLE BONDS ......................     0.1          940
REPURCHASE AGREEMENT ...................     3.4       25,855
SHORT-TERM INVESTMENT ..................    15.6      119,590
                                          ------   ----------
TOTAL INVESTMENTS ......................   115.9      886,785
OTHER ASSETS AND LIABILITIES (NET) .....   (15.9)    (121,910)
                                          ------   ----------
NET ASSETS .............................   100.0%  $  764,875
                                          ======   ==========


                    See Notes to Portfolio of Investments.                    25

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
SHORT TERM INCOME FUND

July 31, 2005 (unaudited)
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                           VALUE
   (000S)                                                           (000S)
  ---------                                                        --------

 CORPORATE BONDS AND NOTES - 56.9%

     FINANCIAL SERVICES - 10.6%
 $    6,000   Berkshire Hathaway Inc., Note,
                3.375% due 10/15/2008 .........................  $      5,778
              CIT Group Inc., Sr. Note:
      1,500   7.375% due 04/02/2007 ...........................         1,570
      2,000   7.625% due 08/16/2005 ...........................         2,003
      3,750   Countrywide Home Loans, Inc., Company
                Guarantee, Series K,
                5.500% due 02/01/2007 .........................         3,806
      2,500   Goldman Sachs Group, Inc., Note,
                4.125% due 01/15/2008 .........................         2,482
              Household Finance Corporation, Note:
      3,500   5.750% due 01/30/2007 ...........................         3,571
      1,500   7.875% due 03/01/2007 ...........................         1,580
      3,500   Rollins Truck Leasing Corporation, Deb.,
                8.375% due 02/15/2007 .........................         3,681
      4,000   SLM Corporation, MTN,
                4.000% due 01/15/2009 .........................         3,928
                                                                 ------------
                                                                       28,399
                                                                 ------------
     BANKS - 8.4%
      5,750   Fifth Third Bank, Note,
                2.700% due 01/30/2007 .........................         5,601
      3,000   JPMorgan Chase & Company, Note,
                5.350% due 03/01/2007 .........................         3,046
      3,500   MBNA America Bank N.A., Note,
                6.500% due 06/20/2006 .........................         3,569
      5,000   SB Treasury Company LLC, Bond,
                9.400% to 06/30/2008;,
                10.925% due 12/29/2049** ......................         5,548
      5,000   U.S. Bank N.A., Note,
                2.850% due 11/15/2006 .........................         4,901
                                                                 ------------
                                                                       22,665
                                                                 ------------
     REAL ESTATE INVESTMENT TRUSTS/PROPERTY - 7.3%
      4,000   CPG Partners LP, Note,
                3.500% due 03/15/2009 .........................         3,812
      4,250   Developers Diversified Realty Corporation,
                Sr. Note,
                6.625% due 01/15/2008 .........................         4,413
      4,000   Duke-Weeks Realty Corporation, Note,
                7.375% due 08/01/2007 .........................         4,203
      3,750   EOP Operating LP, Note,
                7.750% due 11/15/2007 .........................         3,994
      3,000   Nationwide Health Properties Inc., Note,
                9.750% due 03/20/2008 .........................         3,288
                                                                 ------------
                                                                       19,710
                                                                 ------------
     CABLE TV - 4.2%
      4,000   AOL Time Warner Inc., Note,
                6.150% due 05/01/2007 .........................         4,117
      4,000   Cox Enterprises, Inc., Note,
                4.375% due 05/01/2008** .......................         3,942
      3,000   Univision Communications Inc.,
                Company Guarantee,
                7.850% due 07/15/2011 .........................         3,353
                                                                 ------------
                                                                       11,412
                                                                 ------------

  PRINCIPAL
   AMOUNT                                                           VALUE
   (000S)                                                           (000S)
  ---------                                                        --------

     GAMING/LEISURE - 4.0%
$     5,750   Carnival Corporation, Company Guarantee,
                3.750% due 11/15/2007 .........................  $      5,655
      5,000   Harrah's Operating Company, Inc., Company
                Guarantee,
                5.500% due 07/01/2010 .........................         5,093
                                                                 ------------
                                                                       10,748
                                                                 ------------
     UTILITIES - 3.8%
      4,000   Constellation Energy Group, Inc., Note,
                6.350% due 04/01/2007 .........................         4,114
      1,650   Pacific Gas & Electric Company,
                First Mortgage,
                3.600% due 03/01/2009 .........................         1,595
      1,650   Sempra Energy, Note,
                4.750% due 05/15/2009 .........................         1,645
      2,750   Texas-New Mexico Power Company,
                Sr. Note,
                6.250% due 01/15/2009 .........................         2,861
                                                                 ------------
                                                                       10,215
                                                                 ------------
     HEALTH CARE - 3.6%
      5,500   Amgen Inc., Sr. Note,
                4.000% due 11/18/2009 .........................         5,390
      4,000   Cardinal Health, Inc., Note,
                6.250% due 07/15/2008 .........................         4,154
                                                                 ------------
                                                                        9,544
                                                                 ------------
     AUTO MANUFACTURING & PARTS - 3.4%
      4,000   Ford Motor Credit Company, Note,
                6.500% due 01/25/2007 .........................         4,043
      5,000   Toyota Motor Credit Corporation, Note,
                5.650% due 01/15/2007 .........................         5,086
                                                                 ------------
                                                                        9,129
                                                                 ------------
     CONSUMER PRODUCTS/SERVICES - 2.4%
      3,500   PHH Corporation, Note,
                6.000% due 03/01/2008 .........................         3,574
      3,000   Sealed Air Corporation,
                Conv. Sr. Note,
                3.000% due 06/30/2033** .......................         3,007
                                                                 ------------
                                                                        6,581
                                                                 ------------
     FOOD - 2.3%
      2,000   ConAgra Inc., Sr. Note,
                9.875% due 11/15/2005 .........................         2,029
      4,000   Safeway Inc., Sr. Note,
                6.150% due 03/01/2006 .........................         4,034
                                                                 ------------
                                                                        6,063
                                                                 ------------
     PAPER/FOREST PRODUCTS - 1.9%
      5,000   Weyerhaeuser Company, Note,
                6.000% due 08/01/2006 .........................         5,074
                                                                 ------------
     TELECOMMUNICATIONS - 1.9%
      1,500   TELUS Corporation, Note,
                7.500% due 06/01/2007 .........................         1,578


26                    See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
SHORT TERM INCOME FUND

July 31, 2005 (unaudited)
--------------------------------------------------------------------------------


  PRINCIPAL
   AMOUNT                                                           VALUE
   (000S)                                                           (000S)
  ---------                                                        --------

 CORPORATE BONDS AND NOTES - (CONTINUED)

     TELECOMMUNICATIONS - (CONTINUED)
 $    3,500   Verizon Global Funding Corporation, Note,
                4.000% due 01/15/2008 .........................  $      3,467
                                                                 ------------
                                                                        5,045
                                                                 ------------
     AIRLINES - 1.5%
      4,000   Southwest Airlines Company,
                Pass-through Certificates,
                5.496% due 11/01/2006 .........................         4,050
                                                                 ------------
     DIVERSIFIED MANUFACTURING - 0.7%
      2,000   United Technologies Corporation, Note,
                4.375% due 05/01/2010 .........................         1,989
                                                                 ------------
     RETAIL - 0.5%
      1,500   CVS Corporation, Note,
                4.000% due 09/15/2009 .........................         1,467
                                                                 ------------
     AEROSPACE/DEFENSE - 0.4%
      1,000   Boeing Capital Corporation, Sr. Note,
                5.650% due 05/15/2006 .........................         1,013
                                                                 ------------
              Total Corporate Bonds and Notes
                (Cost $153,427) ...............................       153,104
                                                                 ------------
 ASSET-BACKED SECURITIES (ABSS) - 4.8%
      3,106   Atlantic City Electric Transition Funding LLC,
                Series 2003-1, Class A1,
                2.890% due 07/20/2011 .........................         3,018
      5,000   Capital One Multi-Asset Execution Trust,
                Series 2003-A6, Class A6,
                2.950% due 08/17/2009 .........................         4,927
        120   Green Tree Financial Corporation,
                Series 1995-6, Class B1,
                7.700% due 09/15/2026 .........................           112
         36   Residential Asset Mortgage Products, Inc.,
                Series 2003-RS4, Class AI3,
                2.742% due 11/25/2028 .........................            36
      4,750   WFS Financial Owner Trust,
                Series 2004-3, Class A4,
                3.930% due 02/17/2012 .........................         4,677
                                                                 ------------
              Total ABSs
                (Cost $13,009) ................................        12,770
                                                                 ------------
 U.S. GOVERNMENT AGENCY OBLIGATIONS - 10.1%
              Federal Home Loan Bank, Bond:
      4,000   1.875% due 06/15/2006 ...........................         3,926
      4,000   2.500% due 12/15/2005 ...........................         3,983
              Federal Home Loan Mortgage Corporation:
      3,500     Bond,
                3.250% due 02/25/2008 .........................         3,410
      1,000     Note,
                4.125% due 07/12/2010 .........................           988
              Federal National Mortgage Association:
                Note:
      4,000   4.250% due 07/15/2007 ...........................         4,008
      3,000   5.500% due 02/15/2006 ...........................         3,024
      3,000   3.000% to 07/16/2006;,
                5.800% due 07/16/2013 .........................         2,966


  PRINCIPAL
   AMOUNT                                                           VALUE
   (000S)                                                           (000S)
  ---------                                                        --------

$     5,000   Sub. Note,
                4.000% due 09/02/2008 .........................  $      4,941
                                                                 ------------
              Total U.S. Government Agency Obligations
                (Cost $27,528) ................................        27,246
                                                                 ------------
 U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
   SECURITIES - 1.7%

     ADJUSTABLE RATE MORTGAGE-BACKED SECURITIES (ARMS) - 0.7%
         87   Federal Home Loan Mortgage Corporation
                (FHLMC),
                3.756% due 11/01/2021+ ........................            88
              Federal National Mortgage Association
                (FNMA):
         19   4.000% due 11/01/2021+ ..........................            20
         36   4.213% due 01/01/2019+ ..........................            36
          8   4.441% due 11/01/2022+ ..........................             8
      1,670   4.649% due 11/01/2032+ ..........................         1,686
         59   4.863% due 11/01/2035+ ..........................            60
         10   5.610% due 04/01/2019+ ..........................            10
                                                                 ------------
              Total ARMs
                (Cost $1,955) .................................         1,908
                                                                 ------------
     FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) - 0.6%
      1,373   6.000% due 04/01/2017-05/01/2017 ................         1,417
         27   9.500% due 08/01/2016 ...........................            30
                                                                 ------------
              Total FHLMC
                (Cost $1,424) .................................         1,447
                                                                 ------------
     FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 0.3%
        764   6.500% due 01/01/2012-01/01/2014 ................           795
         40   8.500% due 11/01/2017 ...........................            44
         27   10.000% due 05/01/2022 ..........................            30
                                                                 ------------
              Total FNMA
                (Cost $833) ...................................           869
                                                                 ------------
     GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) - 0.1%
          9   8.000% due 03/15/2012 ...........................             9
          8   9.000% due 04/20/2025 ...........................             9
        140   10.000% due 01/15/2019-02/15/2019 ...............           158
        141   11.000% due 02/15/2010-08/15/2020 ...............           154
                                                                 ------------
              Total GNMA
                (Cost $318) ...................................           330
                                                                 ------------
              Total U.S. Government Agency
                Mortgage-Backed Securities
                (Cost $4,530) .................................         4,554
                                                                 ------------
 COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS) - 14.1%
      4,000   Banc of America Mortgage Securities,
                Inc., Pass-through Certificates,
                Series 2003-6, Class 1A30,
                4.750% due 08/25/2033 .........................         3,957
      5,030   Cendant Mortgage Corporation,
                Series 2003-3P, Class A1,
                5.500% due 04/25/2020** .......................         5,060
      4,929   Chase Mortgage Finance Corporation,
                Series 2005-S1, Class 1A8,
                5.500% due 05/25/2035 .........................         4,973


                     See Notes to Portfolio of Investments.                   27

--------------------------------------------------------------------------------
SHORT TERM INCOME FUND

July 31, 2005 (unaudited)
--------------------------------------------------------------------------------


  PRINCIPAL
   AMOUNT                                                           VALUE
   (000S)                                                           (000S)
  ---------                                                        --------

 COLLATERALIZED MORTGAGE OBLIGATIONS
   (CMOS)  - (CONTINUED)
$     3,207   Credit Suisse First Boston Mortgage
                Securities Corporation,
                Pass-through Certificates,
                Series 2003-29, Class 4A1,
                6.000% due 12/25/2033 .........................  $      3,261
              Federal Home Loan Mortgage Corporation:
      4,896     Series 2442, Class PG,
                6.000% due 06/15/2030 .........................         4,956
      3,876     Series 2552, Class KB,
                4.250% due 06/15/2027 .........................         3,871
      2,263     Series 2575, Class LM,
                4.500% due 05/15/2032 .........................         2,260
      2,018   Federal National Mortgage Association,
                Series 2002-58, Class HB,
                5.500% due 11/25/2015 .........................         2,031
      3,092   Government National Mortgage Association,
                Series 2002-70, Class PA,
                4.500% due 08/20/2032 .........................         3,074
      4,342   GSR Mortgage Loan Trust,
                Pass-through Certificates,
                Series 2005-1F, Class 2A1,
                6.000% due 02/25/2035 .........................         4,416
                                                                 ------------
              Total CMOs
                (Cost $38,349) ................................        37,859
                                                                 ------------
 U.S. TREASURY NOTES - 4.3%
      6,000   2.000% due 05/15/2006 ...........................         5,917
      6,000   2.625% due 03/15/2009 ...........................         5,706
                                                                 ------------
              Total U.S. Treasury Notes
                (Cost $11,690) ................................        11,623
                                                                 ------------

  PRINCIPAL
   AMOUNT                                                           VALUE
   (000S)                                                           (000S)
  ---------                                                        --------

 COMMERCIAL MORTGAGE-BACKED SECURITIES
   (CMBS) - 0.5%
   (COST $1,218)
$     1,218   GMAC Commercial Mortgage Securities Inc.,
                Series 1999-CTL1, Class A,
                7.150% due 12/15/2016** .......................  $      1,255
                                                                 ------------
 REPURCHASE AGREEMENT - 6.7%
   (COST $18,149)
     18,149   Agreement with Morgan Stanley,
                3.250% dated 07/29/2005, to be
                repurchased at $18,154,000 on
                08/01/2005 (Collateralized by
                U.S. Treasury Note, 3.375% due
                01/15/2012, market value $18,670,000) .........        18,149
                                                                 ------------
TOTAL INVESTMENTS++ (Cost $267,900*) ....................  99.1%      266,560
OTHER ASSETS (LIABILITIES) (Net) ........................   0.9         2,456
                                                          -----  ------------
NET ASSETS .............................................. 100.0% $    269,016
                                                          =====  ============

------------------------
    * Aggregate cost for federal tax purposes.
   ** Security acquired in a transaction exempt from registration under Rule
      144A of the Securities Act of 1933, as amended.
    + Variable rate security. The interest rate shown reflects the rate in effect at July 31, 2005.
   ++ All securities segregated as collateral for futures contracts.

--------------------------------------------------------------------------------
                                GLOSSARY OF TERMS
         MTN       -- Medium Term Note
--------------------------------------------------------------------------------

28                  See Notes to Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES FUND

July 31, 2005 (unaudited)
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                           VALUE
   (000S)                                                           (000S)
  ---------                                                        --------

 U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
   SECURITIES - 69.7%

     FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) - 32.4%
$    17,149   4.000% due 08/01/2018 ...........................   $    16,560
     89,898   4.500% due 04/01/2018-06/01/2035 ................        87,528
    165,251   5.000% due 04/01/2018-07/01/2035 ................       163,129
    168,208   5.500% due 11/01/2018-11/01/2034 ................       169,774
     97,901   6.000% due 04/01/2017-02/01/2035 ................       100,215
     33,740   6.500% due 02/01/2011-01/01/2032 ................        35,115
      9,793   7.000% due 07/01/2024-04/01/2032 ................        10,311
      4,559   7.500% due 12/01/2006-02/01/2031 ................         4,815
        261   8.000% due 12/01/2030 ...........................           280
        568   8.500% due 04/01/2019-07/01/2029 ................           613
         42   8.750% due 01/01/2013 ...........................            44
        109   9.000% due 12/01/2008-08/01/2022 ................           118
         83   9.500% due 06/01/2016-04/01/2017 ................            92
                                                                 ------------
              Total FHLMC
                (Cost $593,571) ...............................       588,594
                                                                 ------------

     FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 29.8%
     41,940   4.500% due 12/01/2018-11/01/2019 ................        41,321
    125,070   5.000% due 04/01/2018-06/01/2035 ................       124,669
    226,588   5.500% due 02/01/2009-03/01/2035 ................       228,262
     80,569   6.000% due 12/01/2016-09/01/2034** ..............        82,571
     51,403   6.500% due 09/01/2024-07/01/2034 ................        53,293
      7,756   7.000% due 06/01/2010-07/01/2032 ................         8,170
      2,241   7.500% due 12/01/2024-02/01/2030 ................         2,398
        319   8.000% due 05/01/2022-01/01/2025 ................           334
         47   8.500% due 02/01/2023-09/01/2025 ................            50
        425   9.000% due 03/01/2017-09/01/2030 ................           469
                                                                 ------------
              Total FNMA
                (Cost $546,124) ...............................       541,537
                                                                 ------------

     GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) - 7.5%
     49,073   5.500% due 07/20/2033-03/20/2034 ................        49,639
     59,530   6.000% due 04/20/2026-08/15/2034 ................        61,241
     15,553   6.500% due 03/15/2024-05/20/2034 ................        16,203
        171   6.800% due 04/20/2025 ...........................           179
      3,093   7.000% due 07/15/2008-06/20/2031 ................         3,268
      2,617   7.500% due 03/15/2024-11/15/2029 ................         2,801
         90   7.750% due 12/15/2029 ...........................            96
        615   8.000% due 04/15/2022-06/20/2030 ................           661
        578   9.000% due 11/15/2021 ...........................           633
      1,109   9.500% due 04/15/2016-08/15/2021 ................         1,229
         12   13.500% due 09/15/2014-12/15/2014 ...............            14
                                                                 ------------
              Total GNMA
                (Cost $135,896) ...............................       135,964
                                                                 ------------

     ADJUSTABLE RATE MORTGAGE-BACKED SECURITIES
       (ARMS) - 0.0% +++
       (COST $163)
        163   Federal National Mortgage Association,
                5.054% due 03/01/2028+ ........................           168
                                                                 ------------
              Total U.S. Government Agency
                Mortgage-Backed Securities
                (Cost $1,275,754) .............................     1,266,263
                                                                 ------------

  PRINCIPAL
   AMOUNT                                                           VALUE
   (000S)                                                           (000S)
  ---------                                                        --------

 COLLATERALIZED MORTGAGE OBLIGATIONS
   (CMOS) - 16.5%
              Banc of America Mortgage Securities, Inc.,
                Pass-through Certificates:
$    21,500     Series 2003-6, Class 1A30,
                4.750% due 08/25/2033 .........................  $     21,272
     16,201     Series 2004-4, Class 2A1,
                5.500% due 05/25/2034 .........................        16,207
      8,240   Countrywide Alternative Loan Trust,
                Series 2003-13T1, Class A1,
                4.000% due 08/25/2033 .........................         8,089
              Countrywide Home Loans:
     17,762     Series 2003-50, Class A1,
                5.000% due 11/25/2018 .........................        17,718
     21,500     Series 2004-4, Class A5,
                5.250% due 05/25/2034 .........................        21,539
              Credit Suisse First Boston Mortgage Securities
                Corporation, Pass-through Certificates:
     17,814     Series 2003-11, Class 1A3,
                4.500% due 06/25/2033 .........................        17,779
     10,855     Series 2003-29, Class 4A1,
                6.000% due 12/25/2033 .........................        11,036
     13,465     Series 2003-8, Class 1A1,
                5.750% due 04/25/2033 .........................        13,601
              Federal Home Loan Mortgage Corporation:
        243     Series 1049, Class F,
                4.338% due 02/15/2021++ .......................           243
        836     Series 1981, Class C,
                6.500% due 08/15/2027 .........................           865
     10,000     Series 2435, Class GE,
                6.500% due 06/15/2031 .........................        10,223
      5,386     Series 2442, Class PG,
                6.000% due 06/15/2030 .........................         5,452
     24,000     Series 2449, Class ND,
                6.500% due 05/15/2030 .........................        24,456
     12,122     Series 2481, Class VC,
                6.000% due 06/15/2017 .........................        12,443
      9,000     Series 2551, Class QK,
                5.500% due 01/15/2033 .........................         9,133
      7,696     Series 2575, Class LM,
                4.500% due 05/15/2032 .........................         7,685
     30,574     Series 2634, Class IN,
                5.000% due 09/15/2027 .........................         3,655
              Federal National Mortgage Association:
      7,000     Grantor Trust, Series 2000-T5, Class B,
                7.300% due 05/25/2010 .........................         7,814
     13,723     Series 2002-16, Class TM,
                7.000% due 04/25/2032 .........................        14,230
     21,000     Series 2003-58, Class PI,
                5.000% due 02/25/2027 .........................         1,494
        602     Trust 259 STRIP,
                7.000% due 04/01/2024 .........................           118
              Federal National Mortgage Association,
                REMIC, Pass-through Certificates:
        136     Series 1990-49, Class G,
                9.000% due 05/25/2020 .........................           146
        113     Series 1993-162, Class E,
                6.000% due 08/25/2023 .........................           114
        126     Series 1997-32, Class FA,
                4.070% due 04/25/2027++ .......................           128


                    See Notes to Portfolio of Investments.                    29

--------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES FUND

July 31, 2005 (unaudited)
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                           VALUE
   (000S)                                                           (000S)
  ---------                                                        --------

 COLLATERALIZED MORTGAGE OBLIGATIONS
   (CMOS) - (CONTINUED)
              GSR Mortgage Loan Trust, Pass-through
                Certificates:
$    15,619     Series 2003-4F, Class 2A3,
                5.000% due 05/25/2033 .........................  $     15,649
     19,106     Series 2005-1F, Class 2A1,
                6.000% due 02/25/2035 .........................        19,433
         85   L.F. Rothschild Mortgage Trust,
                Series 3, Class Z,
                9.950% due 09/01/2017 .........................            91
     23,529   Prime Mortgage Trust,
                Series 2004-2, Class A2,
                4.750% due 11/25/2019 .........................        23,179
     17,000   Residential Funding Mortgage Security,
                Series 2003-S20, Class 1A4,
                5.500% due 12/25/2033 .........................        16,843
                                                                 ------------
              Total CMOs
                (Cost $302,973) ...............................       300,635
                                                                 ------------

 U.S. GOVERNMENT AGENCY OBLIGATIONS - 4.3%
     10,000   Federal Home Loan Bank, Bond,
                2.875% due 09/15/2006 .........................         9,868
     10,000   Federal Home Loan Mortgage Corporation,
                 Sub. Note,
                5.875% due 03/21/2011 .........................        10,616
              Federal National Mortgage Association:
     10,000     Bond,
                3.250% due 01/15/2008 .........................         9,771
      1,250     Deb.,
                6.210% due 08/06/2038 .........................         1,532
                Note:
      7,500     6.000% due 05/15/2008 .........................         7,840
     20,000     6.000% due 02/03/2020 .........................        20,007
     18,000     3.000% to 07/16/2006;
                5.800% due 07/16/2013 .........................        17,800
                                                                 ------------
              Total U.S. Government Agency Obligations
                (Cost $76,180) ................................        77,434
                                                                 ------------

 U.S. TREASURY NOTES - 6.6%
     15,000   3.000% due 11/15/2007 ...........................        14,673
     10,000   3.250% due 08/15/2007 ...........................         9,855
     25,000   3.500% due 12/15/2009 ...........................        24,376
     20,000   4.000% due 04/15/2010 ...........................        19,872
     17,000   4.000% due 02/15/2014 ...........................        16,694
     20,000   4.125% due 05/15/2015 ...........................        19,753
     15,000   4.250% due 08/15/2014 ...........................        14,972
                                                                 ------------
              Total U.S. Treasury Notes
                (Cost $122,078) ...............................       120,195
                                                                 ------------

  PRINCIPAL
   AMOUNT                                                           VALUE
   (000S)                                                           (000S)
  ---------                                                        --------

 REPURCHASE AGREEMENT - 3.5%
   (COST $62,898)
$    62,898   Agreement with Morgan Stanley,
                3.250% dated 07/29/2005, to be
                repurchased at $62,915,000 on
                08/01/2005 (Collateralized by
                U.S. Treasury Note, 3.375% due
                01/15/2012, market value
                $64,703,000) ..................................  $     62,898
                                                                 ------------
TOTAL INVESTMENTS (Cost $1,839,883*) ..................  100.6%     1,827,425
OTHER ASSETS (LIABILITIES) (NET) ......................   (0.6)       (11,188)
                                                         -----   ------------
NET ASSETS ............................................  100.0%  $  1,816,237
                                                         =====   ============
------------------------------
    * Aggregate cost for federal tax purposes.
   ** A portion of these securities has been purchased on a when-issued basis.
    + Variable rate security. The interest rate shown reflects the rate in effect at July 31, 2005.
   ++ Floating rate security whose interest rate is reset periodically based on an index.
  +++ Amount represents less than 0.1% of the total net assets of the Fund.

--------------------------------------------------------------------------------
                                GLOSSARY OF TERMS
       REMIC    --  Real Estate Mortgage Investment Conduit
       STRIP    --  Separate trading of registered interest and
                    principal of securities
--------------------------------------------------------------------------------


30                    See Notes to Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
INCOME FUND

July 31, 2005 (unaudited)
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                           VALUE
   (000S)                                                           (000S)
  ---------                                                        --------

 CORPORATE BONDS AND NOTES - 64.8%

     FINANCIAL SERVICES/BANKS - 10.9%
$     1,500   Aetna Inc., Company Guarantee,
                7.625% due 08/15/2026 .........................  $      1,874
      6,500   American General Finance, Inc.,
                MTN, Series I,
                4.625% due 05/15/2009 .........................         6,449
        400   Banc One Corporation, Sub. Note,
                10.000% due 08/15/2010 ........................           488
      5,000   Bank of America Corporation, Sub. Note,
                7.800% due 02/15/2010 .........................         5,641
      1,000   BankAmerica Corporation, Sub. Note,
                6.625% due 08/01/2007 .........................         1,038
        690   BB&T Corporation, Sub. Note,
                7.250% due 06/15/2007 .........................           724
              CIT Group Inc., Sr. Note:
      2,000     5.000% due 02/01/2015 .........................         1,977
      2,500     7.750% due 04/02/2012 .........................         2,883
     10,000   Citigroup Inc., Note,
                6.000% due 02/21/2012 .........................        10,695
      6,000   Farmers Insurance Exchange,
                Note,
                6.000% due 08/01/2014** .......................         6,110
      1,000   First Nationwide Bank, Sub. Deb.,
                10.000% due 10/01/2006 ........................         1,060
        995   Fleet Financial Group, Inc., Sub. Deb.,
                6.875% due 01/15/2028 .........................         1,185
     10,000   Goldman Sachs Group, Inc., Note,
                6.600% due 01/15/2012 .........................        10,925
      7,500   Jefferies Group, Inc., Sr. Note,
                7.750% due 03/15/2012 .........................         8,439
      5,000   JPMorgan Chase & Company, Sub. Note,
                5.125% due 09/15/2014 .........................         5,039
      3,000   Legg Mason, Inc., Sr. Note,
                6.750% due 07/02/2008 .........................         3,189
      5,000   MBNA America Bank NA, Sub. Note,
                7.125% due 11/15/2012 .........................         5,661
              MBNA Corporation:
      3,000     Note,
                6.250% due 01/17/2007 .........................         3,076
      2,000     Sr. Note,
                7.500% due 03/15/2012 .........................         2,292
              Merrill Lynch & Company Inc., Note:
      5,000     6.000% due 02/17/2009 .........................         5,227
      1,450     6.500% due 07/15/2018 .........................         1,626
      2,000     6.750% due 06/01/2028 .........................         2,314
      7,500   Morgan Stanley Dean Witter & Company, Note,
                6.750% due 04/15/2011 .........................         8,174
        670   NationsBank Corporation, Sub. Note,
                6.800% due 03/15/2028 .........................           790
              Paine Webber Group, Inc., Sr. Note:
        415     7.390% due 10/16/2017 .........................           494
        830     8.060% due 01/17/2017 .........................         1,047
        500   PNC Institute Capital B, Company Guarantee,
                8.315% due 05/15/2027** .......................           543
     10,000   SB Treasury Company LLC, Bond,
                9.400% to 06/30/2008;
                10.925% due 12/29/2049** ......................        11,095
              U.S. Bank NA, Sub. Note:
      4,000     4.950% due 10/30/2014 .........................         4,023
      5,000     6.375% due 08/01/2011 .........................         5,437

  PRINCIPAL
   AMOUNT                                                           VALUE
   (000S)                                                           (000S)
  ---------                                                        --------

$    11,000   Wells Fargo & Company, Sub. Note,
                4.625% due 04/15/2014 .........................  $     10,787
                                                                 ------------
                                                                      130,302
                                                                 ------------

     UTILITIES - 9.3%
      5,000   Arizona Public Service Company, Note,
                6.500% due 03/01/2012 .........................         5,472
     10,000   Dominion Resources, Inc., Sr. Note,
                5.000% due 03/15/2013 .........................         9,969
      9,000   Illinois Power Company, First Mortgage,
                7.500% due 06/15/2009 .........................         9,897
      7,000   Metropolitan Edison Company, Sr. Note,
                4.950% due 03/15/2013 .........................         6,996
              NiSource Finance Corporation:
      5,000     Bond,
                5.400% due 07/15/2014 .........................         5,062
      5,000     Sr. Note,
                6.150% due 03/01/2013 .........................         5,321
      3,000   Ohio Edison Company, Sr. Note,
                5.450% due 05/01/2015 .........................         3,066
      5,000   Ohio Power Company, Sr. Note,
                5.500% due 02/15/2013 .........................         5,178
              Oncor Electric Delivery Company, Deb.:
      1,000     5.000% due 09/01/2007 .........................         1,006
      8,000     7.000% due 09/01/2022 .........................         9,193
     10,250   Pacific Gas & Electric Company, First
                Mortgage,
                4.200% due 03/01/2011 .........................         9,941
              PacifiCorp, First Mortgage:
      7,500     4.950% due 08/15/2014 .........................         7,495
      3,000     5.250% due 06/15/2035 .........................         2,934
      5,000   PPL Energy Supply LLC, Sr. Note,
                6.400% due 11/01/2011 .........................         5,382
      2,000   Public Service Company of New Mexico,
                Sr. Note,
                4.400% due 09/15/2008 .........................         1,981
      9,000   Sempra Energy, Note,
                6.000% due 02/01/2013 .........................         9,465
      6,500   Southwestern Electric Power Company, Note,
                5.375% due 04/15/2015 .........................         6,596
      6,845   Texas-New Mexico Power Company, Sr. Note,
                6.250% due 01/15/2009 .........................         7,122
                                                                 ------------
                                                                      112,076
                                                                 ------------

     OIL & GAS - 6.6%
      7,500   Consolidated Natural Gas Company, Sr. Note,
                6.850% due 04/15/2011 .........................         8,235
     10,000   El Paso Natural Gas Company, Deb.,
                7.500% due 11/15/2026 .........................        10,801
      6,000   Enterprise Products Partners LP, Company
                Guarantee,
                6.375% due 02/01/2013 .........................         6,411
      5,078   Express Pipeline LP, Sub. Note,
                7.390% due 12/31/2017** .......................         5,509
              Hanover Compressor Company:
      1,500     Conv. Sr. Note,
                4.750% due 03/15/2008 .........................         1,446
      9,000     Sr. Note,
                8.625% due 12/15/2010 .........................         9,540


                    See Notes to Portfolio of Investments.                    31

--------------------------------------------------------------------------------
INCOME FUND

July 31, 2005 (unaudited)
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                           VALUE
   (000S)                                                           (000S)
  ---------                                                        --------

 CORPORATE BONDS AND NOTES - (CONTINUED)

     OIL & GAS - (CONTINUED)
              Petro-Canada:
$     8,500     Deb.,
                9.250% due 10/15/2021 .........................  $     11,697
      3,000     Note,
                4.000% due 07/15/2013 .........................         2,792
      8,000   Petrobras International Finance Company,
                Sr. Note,
                9.750% due 07/06/2011 .........................         9,520
              Southern Natural Gas Company, Sr. Note:
      4,000     8.000% due 03/01/2032 .........................         4,620
      1,000     8.875% due 03/15/2010 .........................         1,096
      2,000   Tennessee Gas Pipeline Company, Bond,
                8.375% due 06/15/2032 .........................         2,384
      4,500   Tesoro Petroleum Corporation, Note,
                8.000% due 04/15/2008 .........................         4,776
                                                                 ------------
                                                                       78,827
                                                                 ------------

     CONSUMER PRODUCTS/SERVICES - 6.0%
              Allied Waste North America, Inc., Sr. Note:
      9,000     7.250% due 03/15/2015** .......................         8,910
      1,000     7.875% due 04/15/2013 .........................         1,045
      4,000   Cendant Corporation, Note,
                6.875% due 08/15/2006 .........................         4,098
      5,000   ConAgra, Inc., Sr. Note,
                7.125% due 10/01/2026 .........................         5,889
      7,000   Corn Products International, Inc., Sr. Note,
                8.450% due 08/15/2009 .........................         7,852
        350   CPC International, Inc., Note,
                6.150% due 01/15/2006 .........................           353
      1,250   Great Lakes Dredge & Dock Company, Sr.
                Sub. Note,
                7.750% due 12/15/2013 .........................         1,075
      1,000   Mattel, Inc., Note,
                7.300% due 06/13/2011 .........................         1,096
     10,000   Reed Elsevier Capital Inc., Company
                Guarantee,
                6.750% due 08/01/2011 .........................        10,921
              Royal Caribbean Cruises Ltd.:
      2,000     Deb.,
                7.250% due 03/15/2018 .........................         2,200
                Sr. Note:
      3,000     6.875% due 12/01/2013 .........................         3,232
      1,250     8.000% due 05/15/2010 .........................         1,381
      3,000     8.750% due 02/02/2011 .........................         3,442
              Sealed Air Corporation:
      7,250     Conv. Sr. Note,
                3.000% due 06/30/2033** .......................         7,268
      4,000     Note,
                5.625% due 07/15/2013** .......................         4,050
              USA Waste Services, Inc., Sr. Note:
      1,000     7.000% due 07/15/2028 .........................         1,133
        495     7.125% due 10/01/2007 .........................           520
              Waste Management Inc.:
      3,450     Company Guarantee,
                6.875% due 05/15/2009 .........................         3,691
      3,500     Sr. Note,
                7.375% due 08/01/2010 .........................         3,885
                                                                 ------------
                                                                       72,041
                                                                 ------------
  PRINCIPAL
   AMOUNT                                                           VALUE
   (000S)                                                           (000S)
  ---------                                                        --------

     REAL ESTATE INVESTMENT TRUSTS (REITS) - 5.8%
$     2,000   American Health Properties, Inc., Note,
                7.500% due 01/15/2007 .........................  $      2,074
              Arden Realty LP, Note:
      3,000     5.200% due 09/01/2011 .........................         2,982
      7,000     5.250% due 03/01/2015 .........................         6,877
     10,000   Developers Diversified Realty Corporation,
                Note,
                4.625% due 08/01/2010 .........................         9,773
              Franchise Finance Corporation:
      3,000     MTN,
                7.070% due 01/15/2008 .........................         3,195
      1,100     Sr. Note,
                7.875% due 11/30/2005 .........................         1,114
              Health Care Property Investors, Inc.:
      1,750     Note,
                6.000% due 03/01/2015 .........................         1,815
                Sr. Note:
      3,000     6.450% due 06/25/2012 .........................         3,215
      1,000     6.500% due 02/15/2006 .........................         1,012
              Health Care REIT, Inc.:
                Sr. Note:
      8,000     6.000% due 11/15/2013 .........................         8,079
      1,500     7.500% due 08/15/2007 .........................         1,571
      7,500   Healthcare Realty Trust, Inc., Sr. Note,
                8.125% due 05/01/2011 .........................         8,434
              Nationwide Health Properties Inc., Note:
      1,500     7.060% due 12/05/2006 .........................         1,530
      8,500     9.750% due 03/20/2008 .........................         9,317
      9,000   Shurgard Storage Centers, Inc., Note,
                5.875% due 03/15/2013 .........................         9,033
                                                                 ------------
                                                                       70,021
                                                                 ------------

     HEALTH CARE - 5.0%
      4,500   Aetna Inc., Sr. Note,
                7.375% due 03/01/2006 .........................         4,579
      1,500   American Home Products Corporation, Deb.,
                7.250% due 03/01/2023 .........................         1,783
     11,000   Athena Neurosciences Finance LLC,
                Company Guarantee,
                7.250% due 02/21/2008 .........................        10,588
     10,000   Cardinal Health, Inc., Note,
                6.750% due 02/15/2011 .........................        10,904
              DVI, Inc., Sr. Note, (in default):
        400     9.875% due 02/01/2004++ .......................            28
      8,125     9.875% due 02/01/2004++ .......................           569
              HCA Inc.:
      3,000     Note,
                5.250% due 11/06/2008 .........................         2,992
      5,000     Sr. Note,
                6.950% due 05/01/2012 .........................         5,286
      4,850   HIH Capital Ltd., Conv. Note,
                7.500% due 09/25/2006 .........................         4,826
      7,350   IVAX Corporation, Conv. Sr. Sub. Note,
                4.500% due 05/15/2008 .........................         7,414
     12,000   Tenet Healthcare Corporation, Sr. Note,
                6.375% due 12/01/2011 .........................        11,460
                                                                 ------------
                                                                       60,429
                                                                 ------------


32                       See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
INCOME FUND

July 31, 2005 (unaudited)
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                           VALUE
   (000S)                                                           (000S)
  ---------                                                        --------

 CORPORATE BONDS AND NOTES - (CONTINUED)

     TRANSPORTATION/AUTO - 4.8%
$             Burlington Northern Santa Fe Corporation:
      5,000     Deb.,
                8.125% due 04/15/2020 .........................  $      6,426
      1,500     Note,
                8.750% due 02/25/2022 .........................         2,040
      1,273   CSX Transportation, Inc., Deb.,
                9.750% due 06/15/2020 .........................         1,801
      2,000   Ford Holdings Inc., Company Guarantee,
                9.300% due 03/01/2030 .........................         1,821
              Ford Motor Company, Deb.:
        825     7.400% due 11/01/2046 .........................           640
      3,750     8.900% due 01/15/2032 .........................         3,425
      5,000   Ford Motor Credit Company, Sr. Note,
                5.800% due 01/12/2009 .........................         4,814
      8,000   General Motors Corporation, Deb.,
                9.400% due 07/15/2021 .........................         7,640
              Norfolk Southern Corporation:
      1,757     Deb.,
                9.750% due 06/15/2020 .........................         2,495
      5,000     Sr. Note,
                6.200% due 04/15/2009 .........................         5,255
      7,650   Northwest Airlines Corporation, Conv. Sr. Note,
                Conv. Sr. Note,
                6.625% due 05/15/2023 .........................         3,462
      7,500   Trailer Bridge, Inc.,
                Sr. Sec. Note,
                9.250% due 11/15/2011 .........................         7,584
      5,000   Union Pacific Corporation,
                3.875% due 02/15/2009 .........................         4,868
              United Air Lines Inc.:
      5,000     Equipment Trust Certificates, (in default),
                10.850% due 07/05/2014 ........................         2,188
                Pass-through Certificates, (in default):
      3,000     9.080% due 10/26/2015 .........................           844
      4,806     9.560% due 10/19/2018 .........................         1,950
                                                                 ------------
                                                                       57,253
                                                                 ------------

     GAMING - 3.8%
      6,250   CCM Merger Inc., Note,
                8.000% due 08/01/2013** .......................         6,398
      5,000   Circus Circus Enterprise Inc., Deb.,
                7.000% due 11/15/2036 .........................         5,250
      3,500   Harrah's Operating Company Inc., Company
                Guarantee,
                8.000% due 02/01/2011 .........................         3,969
      3,000   Mandalay Resort Group, Sr. Sub. Note, Series B,
                10.250% due 08/01/2007 ........................         3,293
     12,000   Old Evangeline Downs LLC / Diamond Jo LLC,
                Company Guarantee,
                8.750% due 04/15/2012 .........................        11,685
              Park Place Entertainment Corporation, Sr. Note:
      1,500     7.500% due 09/01/2009 .........................         1,635
      5,000     8.500% due 11/15/2006 .........................         5,248
      7,900   Riviera Holdings Corporation, Company
                Guarantee,
                11.000% due 06/15/2010 ........................         8,710
                                                                 ------------
                                                                       46,188
                                                                 ------------
  PRINCIPAL
   AMOUNT                                                           VALUE
   (000S)                                                           (000S)
  ---------                                                        --------

     TELECOMMUNICATIONS - 2.8%
$     5,000   Deutsche Telephone Finance, Bond,
                8.500% due 06/15/2010 .........................  $      5,712
      8,000   Qwest Corporation, Note,
                8.875% due 03/15/2012 .........................         8,800
      9,000   TELUS Corporation, Note,
                8.000% due 06/01/2011 .........................        10,404
      8,000   Vodafone Group PLC, Note,
                7.750% due 02/15/2010 .........................         9,006
                                                                 ------------
                                                                       33,922
                                                                 ------------

     MEDIA - 2.7%
              Comcast Cable Communications Inc.:
        550     Note,
                6.200% due 11/15/2008 .........................           576
      7,000     Sr. Note,
                7.125% due 06/15/2013 .........................         7,904
      7,500   Cox Communications, Inc., Note,
                6.750% due 03/15/2011 .........................         8,049
      2,500   FrontierVision Holdings LP,
                Sr. Disc. Note, (in default),
                11.875% due 09/15/2007 ........................         3,500
      2,000   FrontierVision Operating Partners LP,
                Sr. Sub. Note, (in default),
                11.000% due 10/15/2006 ........................         2,720
      2,000   Tele-Communications, Inc., Sr. Deb.,
                7.875% due 08/01/2013 .........................         2,337
      5,260   Time Warner Inc., Deb.,
                9.150% due 02/01/2023 .........................         7,103
                                                                 ------------
                                                                       32,189
                                                                 ------------

     INDUSTRIAL PRODUCTS - 1.5%
      5,000   Champion International Corporation, Deb.,
                7.200% due 11/01/2026 .........................         5,699
      8,000   Noranda Inc., Note,
                6.000% due 10/15/2015 .........................         8,303
              Weyerhaeuser Company:
      1,500     Deb.,
                7.375% due 03/15/2032 .........................         1,763
      1,500     Note,
                6.750% due 03/15/2012 .........................         1,634
                                                                 ------------
                                                                       17,399
                                                                 ------------

     INDEX PRODUCT - 1.4%
     16,250   Dow Jones CDX High Yield Series 4 Trust 1,
                Pass-through Certificates,
                8.250% due 06/29/2010** .......................        16,413
                                                                 ------------
     FOREIGN GOVERNMENT (U.S. DOLLAR DENOMINATED) - 1.3%
              Federal Republic of Brazil:
      2,750     Bond,
                9.250% due 10/22/2010 .........................         3,041
      1,500     Note,
                8.750% due 02/04/2025 .........................         1,519
      6,000   Republic of Ecuador, Bond,
                8.000% to 08/15/2005;
                9.000% to 08/15/2006;
                10.000% due 08/15/2030 ........................         5,220
      5,000   United Mexican States, Bond,
                9.875% due 02/01/2010 .........................         5,988
                                                                 ------------
                                                                       15,768
                                                                 ------------

                    See Notes to Portfolio of Investments.                    33

-------------------------------------------------------------------------------
INCOME FUND

July 31, 2005 (unaudited)
-------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                           VALUE
   (000S)                                                           (000S)
  ---------                                                        --------

 CORPORATE BONDS AND NOTES - (CONTINUED)

     INFORMATION TECHNOLOGY - 1.3%
$    11,250   Conexant Systems Inc., Conv. Sub. Note,
                4.000% due 02/01/2007 .........................  $     10,730
      5,000   Extreme Networks, Inc., Conv. Sub. Note,
                3.500% due 12/01/2006 .........................         4,906
                                                                 ------------
                                                                       15,636
                                                                 ------------

     RETAIL - 0.9%
      5,000   Fred Meyer Inc., Company Guarantee,
                7.450% due 03/01/2008 .........................         5,330
      5,000   Safeway Inc., Note,
                7.500% due 09/15/2009 .........................         5,431
                                                                 ------------
                                                                       10,761
                                                                 ------------

     AEROSPACE/DEFENSE - 0.7%
      3,000   Lockheed Martin Corporation,
                Company Guarantee,
                7.750% due 05/01/2026 .........................         3,870
      1,000   Loral Corporation, Deb.,
                7.625% due 06/15/2025 .........................         1,258
      2,750   Orbital Sciences Corporation, Sr. Note,
                9.000% due 07/15/2011 .........................         2,997
                                                                 ------------
                                                                        8,125
                                                                 ------------
              Total Corporate Bonds and Notes
                (Cost $752,954) ...............................       777,350
                                                                 ------------

 U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
   SECURITIES - 22.8%

     FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) - 11.9%
     45,097   4.500% due 08/01/2033 ...........................        43,281
     49,685   5.000% due 04/01/2018-05/01/2033 ................        49,544
     38,567   5.500% due 11/01/2017-06/01/2035 ................        38,960
      4,419   6.000% due 03/01/2031-05/01/2032 ................         4,517
      4,690   6.500% due 01/01/2029-08/01/2029 ................         4,866
      1,188   7.000% due 01/01/2032 ...........................         1,248
                                                                 ------------
              Total FHLMC
                (Cost $143,029) ...............................       142,416
                                                                 ------------

     FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 10.4%
     42,656   4.000% due 09/01/2018-10/01/2018 ................        41,218
     11,941   5.000% due 01/01/2018-10/01/2032 ................        11,913
     54,460   5.500% due 03/01/2033-02/01/2035 ................        54,813
      1,850   6.000% due 04/01/2032 ...........................         1,891
      6,034   6.500% due 09/01/2028-05/01/2032 ................         6,254
        126   7.000% due 01/01/2030 ...........................           133
        190   7.451% due 06/01/2016 ...........................           194
      8,000   7.630% due 02/01/2010 ...........................         8,805
                                                                 ------------
              Total FNMA
                (Cost $125,777) ...............................       125,221
                                                                 ------------


  PRINCIPAL
   AMOUNT                                                           VALUE
   (000S)                                                           (000S)
  ---------                                                        --------

     GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) - 0.5%
$     5,083   6.000% due 05/20/2032 ...........................   $     5,215
        687   7.000% due 06/20/2031 ...........................           723
                                                                 ------------
              Total GNMA
                (Cost $5,742) .................................         5,938
                                                                 ------------

              Total U.S. Government Agency Mortgage-
                Backed Securities
                (Cost $274,548) ...............................       273,575
                                                                 ------------

 U.S. TREASURY OBLIGATIONS - 6.9%

     U.S. TREASURY NOTES - 5.7%
     44,000   4.000% due 06/15/2009 ...........................        43,821
     25,000   4.250% due 08/15/2014 ...........................        24,954
                                                                 ------------
              Total U.S. Treasury Notes .......................        68,775
                                                                 ------------

     U.S. TREASURY BOND - 1.2%
     12,000   5.375% due 02/15/2031 ...........................        13,640
                                                                 ------------
              Total U.S. Treasury Obligations
                (Cost $83,632) ................................        82,415
                                                                 ------------

 COMMERCIAL MORTGAGE-BACKED SECURITIES
   (CMBS) - 0.0% +++
   (COST $487)
        487   Reilly Mortgage FHA, Series 1982,
                (Partial default),
                7.430% due 08/01/2022 .........................           487--
                                                                 ------------

     SHARES
    --------

 CONVERTIBLE PREFERRED STOCK - 0.3%
   (COST $4,534)
     88,900   Ford Motor Company Capital Trust II,
                Conv. Pfd.,
                6.500% due 01/15/2032 .........................         3,708
                                                                 ------------

 RIGHTS - 0.1%
   (COST $539)
    153,563   Danielson Holding Corporation-Rights+ ...........         1,904--
                                                                 ------------

34                   See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
INCOME FUND

July 31, 2005 (unaudited)
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                           VALUE
   (000S)                                                           (000S)
  ---------                                                        --------

 REPURCHASE AGREEMENT - 3.8%
   (COST $45,249)
$    45,249   Agreement with Morgan Stanley,
                3.250% dated 07/29/2005, to be
                repurchased at $45,261,000 on
                08/01/2005 (Collateralized by
                U.S. Treasury Note, 3.375% due
                01/15/2012, market value
                $46,548,000) ..................................  $     45,249
                                                                 ------------
TOTAL INVESTMENTS (Cost $1,161,943*) ..................    98.7%    1,184,688
OTHER ASSETS (LIABILITIES) (NET) ......................     1.3        15,100
                                                          -----  ------------
NET ASSETS ............................................   100.0% $  1,199,788
                                                          =====  ============
--------------------------------
    * Aggregate cost for federal tax purposes.
   ** Security acquired in a transaction exempt from registration under Rule
      144A of the Securities Act of 1933, as amended.
    + Non-income producing security.
   ++ Defaulted security is past maturity but continues to be valued in recognition of future potential worth.
  +++ Amount represents less than 0.1% of the total net assets of the Fund.
   -- Represents fair value as determined in good faith under the direction of the Board of Trustees.

--------------------------------------------------------------------------------
                                GLOSSARY OF TERMS
    FHA        -- Federal Housing Authority
    MTN        -- Medium Term Note
--------------------------------------------------------------------------------

                    See Notes to Portfolio of Investments.                    35

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
HIGH YIELD FUND

July 31, 2005 (unaudited)
--------------------------------------------------------------------------------


  PRINCIPAL
   AMOUNT                                                           VALUE
   (000S)                                                           (000S)
  ---------                                                        --------

 CORPORATE BONDS AND NOTES - 90.1%

     HEALTH CARE - 17.9%
$    21,500   Athena Neurosciences Finance LLC,
                Company Guarantee,
                7.250% due 02/21/2008 .........................  $     20,694
     12,000   CV Therapeutics, Inc., Conv. Sr. Sub. Deb.,
                2.000% due 05/16/2023 .........................        10,440
              DVI, Inc., Sr. Note, (in default):
     10,375     9.875% due 02/01/2004++ .......................           726
      6,850     9.875% due 02/01/2004++ .......................           479
              HEALTHSOUTH Corporation:
     15,250     Note,
                7.625% due 06/01/2012 .........................        15,021
      5,000     Sr. Note,
                8.500% due 02/01/2008 .........................         5,088
              HIH Capital Ltd., Conv. Note:
      3,500     7.500% due 09/25/2006 .........................         3,483
     10,050     7.500% due 09/25/2006** .......................        10,000
     13,000   ICOS Corporation, Conv. Sub. Note,
                2.000% due 07/01/2023 .........................        10,091
      5,000   Inhale Therapeutic Systems, Inc.,
                Conv. Sub. Note,
                5.000% due 02/08/2007 .........................         4,894
     14,850   IVAX Corporation, Conv. Sr. Sub. Note,
                4.500% due 05/15/2008 .........................        14,980
      6,000   Omnicare, Inc., Sr. Sub. Note,
                6.125% due 06/01/2013 .........................         5,925
     18,000   Quintiles Transnational Corporation,
                Sr. Sub. Note,
                10.000% due 10/01/2013 ........................        20,160
      4,000   Sepracor Inc., Conv. Sub. Deb.,
                5.000% due 02/15/2007 .........................         4,005
     14,000   Tenet Healthcare Corporation, Sr. Note,
                9.250% due 02/01/2015** .......................        14,490
      4,750   Vertex Pharmaceuticals Inc.,
                Conv. Sub. Note,
                5.000% due 09/19/2007 .........................         4,631
                                                                 ------------
                                                                      145,107
                                                                 ------------
     TELECOMMUNICATIONS - 9.8%
     14,250   Extreme Networks, Inc., Conv. Sub. Note,
                3.500% due 12/01/2006 .........................        13,983
     18,500   Nortel Networks Corporation,
                Conv. Company Guarantee,
                4.250% due 09/01/2008 .........................        17,367
     13,500   Qwest Corporation, Note,
                9.125% due 03/15/2012 .........................        14,850
     14,710   TriQuint Semiconductor, Inc.,
                Conv. Sub. Note,
                4.000% due 03/01/2007 .........................        14,287
     16,500   Western Wireless Corporation, Sr. Note,
                9.250% due 07/15/2013 .........................        18,892
                                                                 ------------
                                                                       79,379
                                                                 ------------


  PRINCIPAL
   AMOUNT                                                           VALUE
   (000S)                                                           (000S)
  ---------                                                        --------

     INDEX PRODUCT - 8.8%
$    38,363   Dow Jones CDX High Yield Series 4 Trust 1,
                Pass-through Certificates,
                8.250% due 06/29/2010** .......................  $     38,746
     31,000   TRAINS (Targeted Return Index
                Securities Trust), Series HY-2005-1,
                Grantor Trust,
                7.651% due 06/15/2015** .......................        32,645
                                                                 ------------
                                                                       71,391
                                                                 ------------
     OIL/ENERGY - 8.5%
              El Paso Natural Gas:
     12,500     Bond,
                8.375% due 06/15/2032 .........................        14,811
      2,750     Sr. Note,
                7.625% due 08/01/2010 .........................         2,909
              Hanover Compressor Company:
      7,950     Conv. Sr. Note,
                4.750% due 03/15/2008 .........................         7,662
     10,250     Sr. Note,
                8.625% due 12/15/2010 .........................        10,865
     11,000   Petrobras International Finance Company,
                Sr. Note,
                9.750% due 07/06/2011 .........................        13,090
      7,500   Southern Natural Gas Company, Sr. Note,
                8.000% due 03/01/2032 .........................         8,663
     10,000   Tesoro Petroleum Corporation, Sr. Sub. Note,
                9.625% due 04/01/2012 .........................        11,150
                                                                 ------------
                                                                       69,150
                                                                 ------------
     GAMING - 8.2%
      7,500   155E Tropicana Hooters LLC,
                8.750% due 04/01/2012** .......................         7,425
      7,500   CCM Merger Inc., Note,
                8.000% due 08/01/2013** .......................         7,678
     17,500   MGM Grand, Inc., Sr. Note,
                6.000% due 10/01/2009 .........................        17,631
     18,250   Old Evangeline Downs LLC / Diamond Jo
                LLC, Company Guarantee,
                8.750% due 04/15/2012 .........................        17,771
     14,000   Riviera Holdings Corporation,
                Company Guarantee,
                11.000% due 06/15/2010 ........................        15,435
                                                                 ------------
                                                                       65,940
                                                                 ------------
     INFORMATION TECHNOLOGY - 6.3%
     14,000   BEA Systems Inc., Conv. Sub. Note,
                4.000% due 12/15/2006 .........................        13,860
     20,500   Conexant Systems Inc., Conv. Sub. Note,
                4.000% due 02/01/2007 .........................        19,552
     17,500   Electronic Data Systems Corporation,
                Sr. Note, Series B,
                6.500% due 08/01/2013 .........................        17,762
                                                                 ------------
                                                                       51,174
                                                                 ------------
     FOREIGN GOVERNMENT (U.S. DOLLAR DENOMINATED) - 4.1%
              Federal Republic of Brazil:
     10,500     Bond,
                9.250% due 10/22/2010 .........................        11,613

36                    See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
HIGH YIELD FUND

July 31, 2005 (unaudited)
--------------------------------------------------------------------------------


  PRINCIPAL
   AMOUNT                                                           VALUE
   (000S)                                                           (000S)
  ---------                                                        --------

 CORPORATE BONDS AND NOTES - (CONTINUED)

     FOREIGN GOVERNMENT (U.S. DOLLAR
       DENOMINATED) - (CONTINUED)
$     6,000     Note,
                8.750% due 02/04/2025 .........................  $      6,075
     17,500   Republic of Ecuador, Bond,
                10.000% due 08/15/2030 ........................        15,225
                                                                 ------------
                                                                       32,913
                                                                 ------------
     LEISURE - 3.9%
     16,400   Carmike Cinemas, Inc., Sr. Sub. Note,
                7.500% due 02/15/2014 .........................        15,211
              Royal Caribbean Cruises Ltd.:
      3,000     Deb.,
                7.250% due 03/15/2018 .........................         3,300
     11,500     Sr. Note,
                8.750% due 02/02/2011 .........................        13,196
                                                                 ------------
                                                                       31,707
                                                                 ------------
     SERVICES - 3.8%
     18,000   Allied Waste North America, Inc., Sr. Note,
                7.875% due 04/15/2013 .........................        18,810
     14,050   Great Lakes Dredge & Dock Company,
                Sr. Sub. Note,
                7.750% due 12/15/2013 .........................        12,083
                                                                 ------------
                                                                       30,893
                                                                 ------------
     CABLE TV - 3.7%
      5,650   Adelphia Communications, Sr. Note,
                (in default),
                10.250% due 06/15/2011 ........................         5,120
      5,000   Echostar Communications, Conv. Sub. Note,
                5.750% due 05/15/2008 .........................         4,975
      9,250   FrontierVision Holdings LP,
                Sr. Disc. Note, (in default),
                11.875% due 09/15/2007 ........................        12,950
      5,000   FrontierVision Operating Partners LP,
                Sr. Sub. Note, (in default),
                11.000% due 10/15/2006 ........................         6,800
                                                                 ------------
                                                                       29,845
                                                                 ------------
     TRANSPORTATION - 3.6%
     10,000   Continental Airlines, Inc., Conv. Sr. Note,
                5.000% due 06/15/2023 .........................        10,062
     16,000   Northwest Airlines Corporation,
                Conv. Sr. Note,
                6.625% due 05/15/2023 .........................         7,240
              Northwest Airlines, Inc.,
                Pass-through Certificates:
      8,733     Series 1999-2, Class B,
                7.950% due 03/01/2015 .........................         6,434
      8,480     Series 2001-1, Class B,
                7.691% due 04/01/2017 .........................         5,593
                                                                 ------------
                                                                       29,329
                                                                 ------------


  PRINCIPAL
   AMOUNT                                                           VALUE
   (000S)                                                           (000S)
  ---------                                                        --------

     AEROSPACE/DEFENSE - 3.6%
$    17,000   Orbital Sciences Corporation, Sr. Note,
                9.000% due 07/15/2011 .........................  $     18,530
     10,000   Primus International Inc., Sr. Note,
                10.500% due 04/15/2009** ......................        10,650
                                                                 ------------
                                                                       29,180
                                                                 ------------
     UTILITIES - 2.7%
              Reliant Energy Inc., Sr. Note:
      4,000     6.750% due 12/15/2014 .........................         3,960
     16,000     9.500% due 07/15/2013 .........................        17,880
                                                                 ------------
                                                                       21,840
                                                                 ------------
     PAPER/CONTAINERS - 2.1%
              Jefferson Smurfit Corporation, Company Guarantee:
     11,500   7.500% due 06/01/2013 ...........................        11,126
      6,000   8.250% due 10/01/2012 ...........................         6,075
                                                                 ------------
                                                                       17,201
                                                                 ------------
     RETAILING - 1.7%
     13,500   Southern States Cooperative, Inc., Sr. Note,
                10.500% due 11/01/2010** ......................        13,500
                                                                 ------------
     MEDIA - 1.4%
              XM Satellite Radio Holdings Inc., Sr. Note:
      5,877     12.000% due 06/15/2010 ........................         6,722
      4,717     14.000% due 12/31/2009 ........................         4,906
                                                                 ------------
                                                                       11,628
                                                                 ------------
              Total Corporate Bonds and Notes
                (Cost $706,943) ...............................       730,177
                                                                 ------------

      UNITS
     -------

 LIMITED PARTNERSHIP - 2.2%
   (COST $10,893)
     10,642   TexCal, Series A, Common Units ..................        18,091
                                                                 ------------

     SHARES
    --------

 COMMON STOCKS - 5.6%
    313,800   Health Care Property Investors, Inc. ............         8,742
    354,500   Health Care REIT, Inc. ..........................        13,861
    180,460   ICO Global Communications Holdings Ltd.+ ........           905
    188,430   Life Sciences Research, Inc.+ ...................         2,676
     20,000   Mikohn Gaming Corporation+ ......................           280
    735,100   Nationwide Health Properties Inc. ...............        18,436
                                                                 ------------
              Total Common Stocks
                (Cost $25,941) ................................        44,900
                                                                 ------------
 RIGHTS - 0.2%
   (COST $461)
    131,250   Danielson Holding Corporation-Rights+ ...........         1,628--
                                                                 ------------


                    See Notes to Portfolio of Investments.                    37

--------------------------------------------------------------------------------
HIGH YIELD FUND

July 31, 2005 (unaudited)
--------------------------------------------------------------------------------



                                                                    VALUE
   SHARES                                                           (000S)
  --------                                                         --------

 WARRANTS - 0.0% +++
   (COST $12)
     45,327   ICO Global Communications Holdings Ltd.,
                Expires 05/16/2006+ ...........................  $          2
                                                                 ------------
  PRINCIPAL
   AMOUNT
   (000S)
   ------

 REPURCHASE AGREEMENT - 0.4%
   (COST $3,311)
$     3,311   Agreement with Morgan Stanley, 3.250%
                dated 07/29/2005, to be repurchased at
                $3,312,000 on 08/01/2005 (Collateralized
                by U.S. Treasury Note, 3.375% due
                01/15/2012, market value $3,406,000) ..........         3,311
                                                                 ------------
TOTAL INVESTMENTS (Cost $747,561*) ......................  98.5%      798,109
OTHER ASSETS (LIABILITIES) (Net) ........................   1.5        12,043
                                                          -----  ------------
NET ASSETS .............................................. 100.0% $    810,152
                                                          =====  ============

----------------------
    * Aggregate cost for federal tax purposes.
   ** Security acquired in a transaction exempt from registration under Rule
      144A of the Securities Act of 1933, as amended. + Non-income producing security.
   ++ Defaulted security is past maturity but continues to be valued in recognition of future potential worth.
  +++ Amount represents less than 0.1% of the total net assets of the Fund.
   -- Represents fair value as determined in good faith under the direction of the Board of Trustees.

38                    See Notes to Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
TAX-EXEMPT BOND FUND

July 31, 2005 (unaudited)
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                           VALUE
   (000S)                                                           (000S)
  ---------                                                        --------

 MUNICIPAL BONDS AND NOTES - 100.8%

     ALASKA - 4.5%
$     1,000   Alaska State Housing Finance Corporation,
                Housing Revenue, Series A, (FGIC Insured),
                5.250% due 12/01/2041 .........................  $      1,064
      4,500   Alaska State International Airports, Airport
                & Marina Revenue, Series B, (AMBAC
                Insured),
                5.250% due 10/01/2027 .........................         4,800
      1,235   Anchorage, Electric Utilities, Power & Light
                Revenue, Sr. Lien, (MBIA Insured),
                6.500% due 12/01/2013 .........................         1,477
      2,000   Anchorage, Ice Rink, Recreational Revenue,
                6.375% due 01/01/2020 .........................         2,258
                                                                 ------------
                                                                        9,599
                                                                 ------------
     ARIZONA - 2.6%
      2,000   Arizona Tourism & Sports Authority,
                Recreational Revenue, (Multipurpose
                Stadium Facility Project), Series A,
                (MBIA Insured),
                5.375% due 07/01/2019 .........................         2,214
      3,000   Salt River Project, Agricultural Improvement
                & Power District, Electric Systems Revenue,
                Series A,
                5.750% due 01/01/2009 .........................         3,251
                                                                 ------------
                                                                        5,465
                                                                 ------------
     CALIFORNIA - 11.4%
      1,000   Alameda County, Fremont Unified School
                District, GO, Series A, (FGIC Insured),
                5.000% due 08/01/2025 .........................         1,056
      1,000   California Educational Facilities Authority,
                College & University Revenue,
                (Pepperdine University), Series A,
                5.000% due 09/01/2033 .........................         1,048
              California State Department of Water
                Resources, Power Supply Revenue, Series A:
      1,000     6.000% due 05/01/2015 .........................         1,145
                (AMBAC Insured):
      2,000     5.375% due 05/01/2018 .........................         2,202
      1,000     5.500% due 05/01/2016 .........................         1,116
      3,000     (Inverse Floater), (MBIA-IBC Insured),
                7.508% due 05/01/2011+** ......................         3,553
      2,000   Center Unified School District, Capital
                Appreciation, GO, Series C,
                (MBIA Insured),
                Zero coupon due 09/01/2018 ....................         1,133
      2,000   El Dorado Irrigation District, COP, Series A,
                (FGIC Insured),
                5.000% due 03/01/2021 .........................         2,106
      2,000   Foothill Eastern Transportation Corridor
                Agency, Capital Appreciation, Toll Road
                Revenue, (MBIA Insured),
                Zero coupon due 01/15/2018 ....................         1,086
      1,000   Golden State Tobacco Securitization
                Corporation, Enhanced Tobacco Settlement
                Asset-Backed Bonds, Series A,
                5.000% due 06/01/2045 .........................         1,028
      2,700   Jurupa, Unified School District, GO, (FGIC
                Insured),
                5.125% due 08/01/2022 .........................         2,902


  PRINCIPAL
   AMOUNT                                                           VALUE
   (000S)                                                           (000S)
  ---------                                                        --------

$     2,000   Orange County, COP, Series A, (MBIA
                Insured),
                6.000% due 07/01/2026 .........................  $      2,092
      2,000   San Francisco City and County, International
                Airports Commission, Airport Revenue,
                Second Series, Issue 29B, (FGIC Insured),
                5.125% due 05/01/2020 .........................         2,136
      7,000   San Joaquin Hills, Transportation Corridor
                Agency, Toll Road Revenue, Series A,
                (MBIA Insured),
                Zero coupon due 01/15/2034 ....................         1,752
                                                                 ------------
                                                                       24,355
                                                                 ------------
     COLORADO - 0.8%
      1,650   Lakewood, COP, (AMBAC Insured),
                5.350% due 12/01/2017 .........................         1,797
                                                                 ------------
     CONNECTICUT - 0.8%
      1,500   Connecticut State Special Obligation Parking,
                Airport & Marina Revenue, (Bradley
                International Airport), Series A, AMT,
                (ACA Insured),
                6.600% due 07/01/2024 .........................         1,622
                                                                 ------------
     DISTRICT OF COLUMBIA - 0.3%
        500   District of Columbia, Water & Sewer Authority,
                Public Utilities Revenue, (FSA Insured),
                5.500% due 10/01/2017 .........................           578
                                                                 ------------
     FLORIDA - 6.7%
        110   Escambia County, Health Facilities Authority,
                Health Facilities Revenue, (Florida Health
                Care Facilities Loan-VHA Program),
                (AMBAC Insured),
                5.950% due 07/01/2020 .........................           111
        650   Escambia County, Utilities Authority, Utility
                Systems Revenue, (FGIC Insured),
                5.250% due 01/01/2029 .........................           689
        900   Florida Housing Finance Agency, Housing
                Revenue, (Spinnaker Cove Apartments
                Project), Series G, AMT, (AMBAC Insured),
                6.500% due 07/01/2036 .........................           929
        800   Florida State Board of Education, Lottery
                Revenue, Series A, (FGIC Insured),
                5.250% due 07/01/2017 .........................           869
        675   Florida State Municipal Power Agency,
                Power & Light Revenue, (Stanton Project),
                (FSA Insured),
                5.500% due 10/01/2014 .........................           752
      1,000   Hillsborough County, Port District Revenue,
                (Tampa Port Authority Project), Series A,
                AMT, (MBIA Insured),
                5.375% due 06/01/2027 .........................         1,070
         80   Manatee County, Housing Finance Authority,
                SFMR, Series 94-4, AMT, (GNMA/FNMA
                Collateral),
                6.875% due 11/01/2026 .........................            81
        500   Orange County, Housing Finance Authority,
                MFHR, (Hands Inc. Project), Series A,
                7.000% due 10/01/2025** .......................           533
      5,000   Orlando, Utilities Commission, Water &
                Electric Revenue,
                6.000% due 10/01/2010 .........................         5,627


                    See Notes to Portfolio of Investments.                    39

--------------------------------------------------------------------------------
TAX-EXEMPT BOND FUND

July 31, 2005 (unaudited)
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                           VALUE
   (000S)                                                           (000S)
  ---------                                                        --------

 MUNICIPAL BONDS AND NOTES - (CONTINUED)

     FLORIDA - (CONTINUED)
$     1,300   Osceola County, School Board, COP, Series A,
                (AMBAC Insured),
                5.125% due 06/01/2022 .........................  $      1,393
        900   Pasco County, Solid Waste Disposal &
                Resource Recovery System, Resource
                Recovery Revenue, AMT, (AMBAC Insured),
                6.000% due 04/01/2011 .........................           995
      1,275   UCF Athletics Association, Inc., COP, (Master
                Lease Program), Series A, (FGIC Insured),
                5.000% due 10/01/2035 .........................         1,340
                                                                 ------------
                                                                       14,389
                                                                 ------------
     GEORGIA - 5.7%
      5,000   Georgia State, GO, Series B,
                6.300% due 03/01/2009 .........................         5,531
              Monroe County, Development Authority, PCR,
                (Oglethorpe Power Corporation Project),
                Series A, (MBIA-IBC Insured):
      2,500     6.700% due 01/01/2009 .........................         2,776
      3,410     6.750% due 01/01/2010 .........................         3,876
                                                                 ------------
                                                                       12,183
                                                                 ------------
     HAWAII - 1.1%
              Honolulu City and County, GO, Series A:
      1,270     (Unrefunded Balance),
                6.000% due 01/01/2012 .........................         1,444
        730     ETM,
                6.000% due 01/01/2012 .........................           835
                                                                 ------------
                                                                        2,279
                                                                 ------------
     IDAHO - 1.2%
      2,000   Idaho Health Facilities Authority, Health Care
                Revenue, (IHC Hospitals Inc. Project),
                (Inverse Floater), ETM,
                6.650% due 02/15/2021+** ......................         2,603
                                                                 ------------
     ILLINOIS - 6.6%
      5,000   Chicago, O'Hare International Airport, Airport
                Revenue, (Inverse Floater), AMT, (FSA
                Insured),
                9.020% due 01/01/2020+** ......................         6,116
              Chicago, O'Hare International Airport, Special
                Facilities Revenue, Series B:
        965     (Second Lien Passenger Facility), (AMBAC
                Insured),
                5.500% due 01/01/2017 .........................         1,056
      1,000     (United Airlines Project), AMT, (in default),
                6.100% due 11/01/2035 .........................           156
        500   Illinois Finance Authority, Health Care Revenue,
                (Friendship Village Schaumburg), Series A,
                5.625% due 02/15/2037 .........................           507
              Metropolitan Pier & Exposition Authority, Capital
                Appreciation, Dedicated State Tax Revenue,
                Series A, (FGIC Insured):
                (Unrefunded Balance):
         85     Zero coupon due 06/15/2008 ....................            77
        130     Zero coupon due 06/15/2009 ....................           114
                ETM:
      5,055     Zero coupon due 06/15/2009 ....................         4,434
        815     Zero coupon due 06/15/2009 ....................           715

  PRINCIPAL
   AMOUNT                                                           VALUE
   (000S)                                                           (000S)
  ---------                                                        --------

$     1,000   Village of Pingree Grove, Special Service Area
                Number One, Special Tax, (Cambridge
                Lakes Project), Series 1,
                5.250% due 03/01/2015 .........................  $      1,015
                                                                 ------------
                                                                       14,190
                                                                 ------------
     INDIANA - 3.1%
      6,000   Indiana Municipal Power Agency, Power
                Supply System Revenue, Series A, ETM,
                (MBIA Insured),
                6.125% due 01/01/2013 .........................         6,747
                                                                 ------------
     LOUISIANA - 2.7%
      2,000   Ernest N. Morial, New Orleans Exhibit Hall
                Authority, Special Tax, Series A, (AMBAC
                Insured),
                5.000% due 07/15/2033 .........................         2,081
      2,680   Lafayette, Utility Revenue, (MBIA Insured),
                5.250% due 11/01/2023 .........................         2,927
      1,500   Louisiana Public Facilities Authority,
                Customer Receipts Revenue, Series B, ETM,
                Zero coupon due 12/01/2019 ....................           800
                                                                 ------------
                                                                        5,808
                                                                 ------------
     MARYLAND - 1.5%
      2,000   Baltimore, Port Facilities, Industrial Revenue,
                (Consolidated Coal Sales Project), Series B,
                6.500% due 10/01/2011 .........................         2,133
      1,150   Maryland State Economic Development
                Corporation, Student Housing Revenue,
                (University of Maryland College Park
                Project),
                5.625% due 06/01/2035 .........................         1,192
                                                                 ------------
                                                                        3,325
                                                                 ------------
     MASSACHUSETTS - 3.7%
      2,000   Massachusetts Bay Transportation Authority,
                Sales Tax Revenue, Series A,
                5.000% due 07/01/2035 .........................         2,063
      2,500   Massachusetts School Building Authority,
                Dedicated Sales Tax Revenue,  Series A,
                (MBIA Insured),
                5.000% due 08/15/2027 .........................         2,665
      1,000   Massachusetts State Development Finance
                Agency, Revenue Bonds, (Hillcrest
                Educational Centers Inc. Project),
                6.375% due 07/01/2029 .........................         1,011
      1,000   Massachusetts State Health & Educational
                Facilities Authority, Health Care Revenue,
                (Health Care System-Covenant Health),
                6.000% due 07/01/2031 .........................         1,073
      1,000   Massachusetts State Water Resources
                Authority, Water Revenue, Series J, (FSA
                Insured),
                5.000% due 08/01/2032 .........................         1,042
                                                                 ------------
                                                                        7,854
                                                                 ------------
     MICHIGAN - 1.0%
      1,000   Kent Hospital Finance Authority, Revenue
                Bonds, (Metropolitan Hospital Project),
                Series A,
                5.250% due 07/01/2030 .........................         1,018


40                   See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
TAX-EXEMPT BOND FUND

July 31, 2005 (unaudited)
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                           VALUE
   (000S)                                                           (000S)
  ---------                                                        --------

 MUNICIPAL BONDS AND NOTES - (CONTINUED)

     MICHIGAN - (CONTINUED)
$     1,000   Michigan State Strategic Fund, Limited
                Obligation Revenue, (Detroit Edison
                Company Exempt Facilities Project),
                Series C, AMT, (XLCA Insured),
                5.450% due 12/15/2032 .........................  $      1,064
                                                                 ------------
                                                                        2,082
                                                                 ------------
     MISSOURI - 2.4%
      2,250   Bi-State Development Agency of the Missouri-
                Illinois Metropolitan District, Mass Transit
                Sales Tax Revenue, (Metrolink Cross
                County Extension Project), Series B, (FSA
                Insured),
                5.250% due 10/01/2019 .........................         2,480
      1,000   Cape Girardeau County, Industrial
                Development  Authority, Health Care
                Facilities Revenue, (Southeast Hospital
                Association Project),
                5.625% due 06/01/2027 .........................         1,044
        600   Fenton, Tax Increment Revenue, (Gravois
                Bluffs Improvement Project),
                7.000% due 10/01/2021 .........................           647
      1,000   Missouri State Health and Education Facilities
                Authority, Education Facilities Revenue,
                (University of Missouri-Columbia Arena
                Project),
                5.000% due 11/01/2018 .........................         1,073
                                                                 ------------
                                                                        5,244
                                                                 ------------
     NEBRASKA - 3.7%
      7,000   Omaha Public Power District, Electric
                Revenue, Series B, ETM,
                6.150% due 02/01/2012 .........................         7,908
                                                                 ------------
     NEVADA - 1.0%
      1,000   Clark County, Airport Systems Subordinate
                Lien Revenue, Series A-2, (FGIC Insured),
                5.000% due 07/01/2036 .........................         1,042
      1,000   Reno, Sales & Room Tax Revenue, Sr. Lien,
                (ReTrac-Reno Transportation Rail Access
                Corridor Project), (AMBAC Insured),
                5.125% due 06/01/2037 .........................         1,045
                                                                 ------------
                                                                        2,087
                                                                 ------------
     NEW JERSEY - 3.6%
      2,000   Bergen County, Improvement Authority,
                School Improvement Revenue, (Wyckoff
                Township Board of Education Project),
                (County Guaranteed),
                5.000% due 04/01/2032 .........................         2,126
      1,000   New Jersey Economic Development Authority,
                Cigarette Tax Revenue,
                5.500% due 06/15/2031 .........................         1,050
      1,000   New Jersey Economic Development Authority,
                Economic Development Revenue,
                (Kapkowski Road Landfill Project),
                5.750% due 04/01/2031 .........................         1,105
      1,340   New Jersey Educational Facilities Authority,
                Government Fund Grant Revenue, (Higher
                Education Capital Improvement Project),
                Series A, (AMBAC Insured),
                5.250% due 09/01/2020 .........................         1,458


  PRINCIPAL
   AMOUNT                                                           VALUE
   (000S)                                                           (000S)
  ---------                                                        --------

$     2,000   New Jersey State Turnpike Authority, Transit
                Revenue, Series C-1, (AMBAC Insured),
                5.000% due 01/01/2035 .........................   $     2,077
                                                                 ------------
                                                                        7,816
                                                                 ------------
     NEW YORK - 5.3%
      1,265   Metropolitan Transportation Authority, Service
                Contract Revenue, (Transportation Facilities
                Project), Series 7,
                4.750% due 07/01/2019 .........................         1,374
      1,500   Metropolitan Transportation Authority,
                Transportation Revenue, Series A, (FGIC
                Insured),
                5.250% due 11/15/2031 .........................         1,619
      1,000   New York City Industrial Development Agency,
                Liberty Revenue Bonds, (7 World Trade
                Center, LLC Project), Series A,
                6.250% due 03/01/2015 .........................         1,065
      2,500   New York City Municipal Water Finance
                Authority, Water & Sewer Revenue, PA
                1289 Project, (MBIA Insured),
                7.031% due 06/15/2027+** ......................         2,818
      1,000   New York State Dormitory Authority, College
                & University Revenue, (State University
                Educational Facilities Project), (MBIA
                Insured),
                6.000% due 05/15/2016 .........................         1,129
      1,000   New York State Dormitory Authority, Mount
                Sinai NYU Health Revenue,
                5.500% due 07/01/2026 .........................         1,018
        535   New York State Housing Finance Agency,
                MFHR, (Secured Mortgage Program),
                Series F, AMT,
                6.625% due 08/15/2012 .........................           536
        620   New York State Mortgage Agency,
                Homeowner Mortgage Revenue, Series 82,
                AMT,
                5.650% due 04/01/2030 .........................           635
      1,000   New York State, GO, Series H,
                5.750% due 03/15/2013 .........................         1,108
                                                                 ------------
                                                                       11,302
                                                                 ------------
     NORTH CAROLINA - 1.5%
      1,000   Charlotte, COP, (Convention Facility Project),
                Series A,
                5.500% due 08/01/2019 .........................         1,109
      2,000   North Carolina Municipal Power Agency No. 1,
                Catawba Electric Revenue, Series A,
                (MBIA Insured),
                5.250% due 01/01/2018 .........................         2,179
                                                                 ------------
                                                                        3,288
                                                                 ------------
     OHIO - 1.5%
      1,000   Adams County, Hospital Facilities
                Improvement Revenue, (Adams County
                Hospital Project),
                6.250% due 09/01/2020 .........................         1,004
      1,000   Cuyahoga County, Hospital Facilities
                Revenue, (Canton Inc. Project),
                7.500% due 01/01/2030 .........................         1,128
      1,000   Ohio State University, General Receipts
                Revenue, Series A,
                5.125% due 12/01/2031 .........................         1,053
                                                                 ------------
                                                                        3,185
                                                                 ------------

                    See Notes to Portfolio of Investments.                    41

--------------------------------------------------------------------------------
TAX-EXEMPT BOND FUND

July 31, 2005 (unaudited)
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                           VALUE
   (000S)                                                           (000S)
  ---------                                                        --------

 MUNICIPAL BONDS AND NOTES - (CONTINUED)

     OKLAHOMA - 0.7%
$       270   Oklahoma Housing & Finance Authority,
                SFMR, Series B, AMT, (GNMA Collateral),
                7.997% due 08/01/2018 .........................  $        274
      1,000   Tulsa County, Public Facilities Authority,
                Capital Improvement Revenue, (AMBAC
                Insured),
                6.250% due 11/01/2022 .........................         1,128
                                                                 ------------
                                                                        1,402
                                                                 ------------
     OREGON - 2.6%
      1,000   Oregon Health Sciences University, College
                & University Revenue, Series A, (MBIA
                Insured),
                5.250% due 07/01/2022 .........................         1,090
      1,000   Oregon State Department of Administrative
                Services, COP, Series C, (MBIA Insured),
                5.250% due 11/01/2018 .........................         1,089
      2,000   Portland, Sewer System Revenue, Second
                Lien, Series A, (FSA Insured),
                5.250% due 06/01/2020 .........................         2,192
      1,000   Portland, Tax Allocation Revenue, (Downtown
                Waterfront Urban Renewal &
                Redevelopment Project), Series A,
                (AMBAC Insured),
                5.750% due 06/15/2016 .........................         1,114
                                                                 ------------
                                                                        5,485
                                                                 ------------
     PENNSYLVANIA - 4.5%
      1,000   Delaware County, IDR, (Resource Recovery
                Facility), Series A,
                6.100% due 07/01/2013 .........................         1,055
              Philadelphia, Gas Works Revenue,
                (FSA Insured):
                (1998 General Ordinance):
      1,000     Fourth Series,
                5.250% due 08/01/2020 .........................         1,082
      2,500     Second Series,
                5.250% due 07/01/2029 .........................         2,671
      2,500     (Inverse Floater), Series 384,
                8.100% due 07/01/2011+** ......................         2,949
        820   Philadelphia, Parking Authority, Auto
                Parking Revenue, Series A, (AMBAC
                Insured),
                5.250% due 02/15/2029 .........................           869
      1,000   Philadelphia, Redevelopment Authority
                Revenue, (Neighborhood Transformation
                Project), Series A, (FGIC Insured),
                5.500% due 04/15/2017 .........................         1,105
                                                                 ------------
                                                                        9,731
                                                                 ------------
     PUERTO RICO - 0.5%
      1,000   Puerto Rico Municipal Finance Agency,
                Revenue Bonds, Series A, (FSA Insured),
                5.250% due 08/01/2021 .........................         1,094
                                                                 ------------
     SOUTH CAROLINA - 1.2%
      1,300   Chesterfield County, School District, GO,
                (FSA Insured),
                5.375% due 03/01/2018 .........................         1,426

  PRINCIPAL
   AMOUNT                                                           VALUE
   (000S)                                                           (000S)
  ---------                                                        --------

$     1,000   South Carolina Jobs-Economic Development
                Authority, IDR, (Electric & Gas Company
                Project), Series A, (AMBAC Insured),
                5.200% due 11/01/2027 .........................  $      1,075
                                                                 ------------
                                                                        2,501
                                                                 ------------
     SOUTH DAKOTA - 0.6%
      1,250   South Dakota Health and Educational
                Facilities Authority, Health Care Revenue,
                (Sioux Valley Hospitals and Health System),
                Series A,
                5.250% due 11/01/2034 .........................         1,311
                                                                 ------------
     TENNESSEE - 1.2%
        600   Chattanooga, Health, Educational & Housing
                Facility Board, College & University
                Revenue, (CDFI Phase I, LLC Project),
                Series B,
                5.500% due 10/01/2020 .........................           598
      1,000   Johnson City, Health & Educational Facility
                Board, Hospital Revenue, (Mountain States
                Health Care Facilities First Mortgage
                Project), Series A,
                7.500% due 07/01/2033 .........................         1,186
        785   Tennessee Housing Development Agency,
                Housing Revenue, (Homeownership
                Program), Series 2A, AMT,
                5.700% due 07/01/2031 .........................           816
                                                                 ------------
                                                                        2,600
                                                                 ------------
     TEXAS - 6.3%
      1,000   Corpus Christi, GO, (FSA Insured),
                5.750% due 03/01/2018 .........................         1,106
      1,500   Dallas-Fort Worth International Airport Board,
                Airport & Marina Revenue, Series A, AMT,
                (FGIC Insured),
                5.500% due 11/01/2031 .........................         1,593
      2,000   Harris County, Houston Sports Authority,
                Special Revenue, Jr. Lien, Series B, (MBIA
                Insured),
                5.250% due 11/15/2040 .........................         2,097
         85   Houston, GO, (Public Improvement Project),
                (FSA Insured), (Unrefunded Balance),
                5.750% due 03/01/2015 .........................            94
      1,000   Houston, Hotel Occupancy Tax & Special
                Revenue, (Convention & Entertainment
                Project), Series B, (AMBAC Insured),
                5.750% due 09/01/2015 .........................         1,117
      1,000   Lower Colorado River Authority, Transmission
                Contract Revenue, (LCRA Transmission
                Services Corporation Project), (FGIC
                Insured),
                5.000% due 05/15/2033 .........................         1,031
      1,100   Metro Health Facilities Development
                Corporation, Health Care Revenue, (Wilson
                N. Jones Memorial Hospital Project),
                7.200% due 01/01/2021 .........................         1,141
              North Central, Health Facilities Development
                Corporation Revenue:
      1,000     (Baylor Health Care System Project),
                Series A,
                5.125% due 05/15/2029 .........................         1,031
      1,000     (Children's Medical Center of Dallas
                Project), (AMBAC Insured),
                5.250% due 08/15/2032 .........................         1,062


42                   See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
TAX-EXEMPT BOND FUND

July 31, 2005 (unaudited)
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                           VALUE
   (000S)                                                           (000S)
  ---------                                                        --------

 MUNICIPAL BONDS AND NOTES - (CONTINUED)

     TEXAS - (CONTINUED)
$     1,000   Texas Tech University System, Financing
                System Revenue, Seventh Series, (MBIA
                Insured),
                5.000% due 08/15/2025 .........................  $      1,049
      2,000   University of Texas Financing System,
                College & University Revenue, Series A,
                5.250% due 08/15/2019 .........................         2,195
                                                                 ------------
                                                                       13,516
                                                                 ------------
     WASHINGTON - 8.8%
      2,500   Energy Northwest, Electric Revenue,
                (Nuclear Project 3), Series A, (FSA Insured),
                5.500% due 07/01/2017 .........................         2,757
      5,000   Franklin County, Pasco School District No.1,
                GO, (FSA Insured),
                5.250% due 12/01/2019 .........................         5,469
      4,500   King County, Kent School District No. 415,
                GO, Series C,
                6.300% due 12/01/2008 .........................         4,846
      2,000   Seattle, Water System Revenue, (MBIA Insured),
                5.000% due 09/01/2034 .........................         2,096
      3,000   Washington State, GO, Series B & AT-7,
                6.400% due 06/01/2017 .........................         3,628
                                                                 ------------
                                                                       18,796
                                                                 ------------
     WEST VIRGINIA - 1.2%
      2,500   Harrison County, County Community Solid
                Waste Disposal Authority, IDR,
                (Monongahela Power Company Project),
                Series A, AMT, (MBIA-IBC Insured),
                6.875% due 04/15/2022 .........................         2,508
                                                                 ------------
     WISCONSIN - 0.5%
              Wisconsin State Health & Educational
                Facilities Authority, Health Care Revenue,
                Series A:
        600     (Beaver Dam Community Hospitals, Inc.
                Project),
                6.000% due 08/15/2019 .........................           617
        555     (Waukesha Memorial Hospital Project),
                (AMBAC Insured),
                7.125% due 08/15/2007 .........................           557
                                                                 ------------
                                                                        1,174
                                                                 ------------
              Total Municipal Bonds and Notes
                (Cost $199,736) ...............................       215,824
                                                                 ------------

  PRINCIPAL
   AMOUNT                                                           VALUE
   (000S)                                                           (000S)
  ---------                                                        --------

 SHORT-TERM MUNICIPAL BONDS - 0.4%
   (COST $800)
$       800   Jackson County, Mississippi, Pollution
                Control Revenue, (Chevron U.S. Inc.
                Project),
                2.300% due 12/01/2016++ .......................  $        800
                                                                 ------------
TOTAL INVESTMENTS+++ (Cost $200,536*) ..................  101.2%      216,624
OTHER ASSETS (LIABILITIES) (NET) .......................   (1.2)       (2,646)
                                                          -----  ------------
NET ASSETS .............................................  100.0% $    213,978
                                                          =====  ============

----------------------------
    * Aggregate cost for federal tax purposes.
   ** Security deemed illiquid by the Portfolio Manager.
    + Variable rate security. The interest rate shown reflects the rate in effect at July 31, 2005.
   ++ Variable rate securities payable upon demand with not more than five business days notice, and secured by bank letters of credit or guarantees by certain corporations. The interest rate shown reflects the rate in effect at July 31, 2005.
  +++ All securities segregated as collateral for futures contracts.

Tax-Exempt Bond Fund had the following bond sector concentrations greater than 10% at July 31, 2005 (as a percentage of the total net assets of the Fund) (unaudited):

                  Power                     17.8%
                  General Obligation        15.1%
                  Transportation            14.9%
                  General Purpose           10.3%

Tax-Exempt Bond Fund had the following insurance concentrations greater than 10% at July 31, 2005 (as a percentage of the total net assets of the Fund) (unaudited):

                  MBIA                      23.1%
                  FSA                       14.9%
                  AMBAC                     13.1%
                  FGIC                      11.2%


                                                                 UNREALIZED
  NUMBER OF                                          VALUE     APPRECIATION
  CONTRACTS                                          (000S)       (000S)
  -----------                                       --------   -------------
FUTURES CONTRACTS-SHORT POSITION
   54   U.S. 2 Year Treasury Note, September 2005   $ 11,150      $    68
  117   U.S. 5 Year Treasury Note, September 2005     12,543          185
                                                                  -------
        Net Unrealized Appreciation of
            Futures Contracts ................                    $   253
                                                                  =======

--------------------------------------------------------------------------------
                                GLOSSARY OF TERMS
      ACA               -- ACA Financial Guaranty Corporation
      AMBAC             -- American Municipal Bond Assurance Corporation
      AMT               -- Alternative Minimum Tax
      COP               -- Certificate of Participation
      ETM               -- Escrowed to Maturity
      FGIC              -- Federal Guaranty Insurance Corporation
      FNMA              -- Federal National Mortgage Association
      FSA               -- Financial Security Assurance
      GNMA              -- Government National Mortgage Association
      GO                -- General Obligation
      IBC               -- Insured Bond Certificate
      IDR               -- Industrial Development Revenue
      MBIA              -- Municipal Bond Investors Assurance
      MFHR              -- Multi-family Housing Revenue
      PCR               -- Pollution Control Revenue
      SFMR              -- Single Family Mortgage Revenue
      VHA               -- Veterans Housing Authority
      XLCA              -- XL Capital Assurance Inc.
--------------------------------------------------------------------------------

                    See Notes to Portfolio of Investments.                    43

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
CALIFORNIA MUNICIPAL FUND

July 31, 2005 (unaudited)
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                           VALUE
   (000S)                                                           (000S)
  ---------                                                        --------

 MUNICIPAL BONDS AND NOTES - 100.0%

     CALIFORNIA - 99.7%
              ABAG Financing Authority for Nonprofit
                Corporations, COP:
$       340     (Episcopal Homes Foundation),
                5.000% due 07/01/2007 .........................  $        348
                (O'Connor Woods Obligation Group),
                (ACA Insured):
        700     5.400% due 11/01/2009 .........................           724
      2,280     5.700% due 11/01/2013 .........................         2,434
      1,240   ABAG Financing Authority for Nonprofit
                Corporations, Revenue Bonds, (California
                School of Mechanical Arts),
                5.250% due 10/01/2026 .........................         1,298
      5,360   Alhambra, Improvement Board Act of 1915,
                Special Tax Revenue, (Public Works
                Assessment District No. 1), (MBIA
                Insured),
                6.125% due 09/02/2018 .........................         5,376
      2,000   Anaheim, Public Financing Authority, Tax
                Allocation Revenue, (Inverse Floater),
                (MBIA Insured),
                10.520% due 12/28/2018+ .......................         2,390
      2,210   Azusa, Community Facilities District No. 1,
                Special Tax Revenue, (Mountain Cove),
                Series A,
                6.000% due 09/01/2026 .........................         2,320
              Baldwin Park, Public Financing Authority,
                Lease Revenue, (Community Center Project),
                (AMBAC Insured):
      2,635     5.000% due 08/01/2027 .........................         2,769
      3,000     5.000% due 08/01/2034 .........................         3,143
              Barstow, Redevelopment Agency, Tax
                Allocation Revenue, (Central Redevelopment
                Project), Series A, (MBIA Insured):
        680     (Unrefunded Balance),
                7.000% due 09/01/2014 .........................           789
      1,320     ETM,
                7.000% due 09/01/2014 .........................         1,552
      2,000   Bay Area Government Association, Tax
                Allocation Revenue, (California
                Redevelopment Agency Pool), Series A,
                (XLCA Insured),
                5.250% due 09/01/2029 .........................         2,142
      2,000   Burbank, Glendale & Pasadena Airport
                Authority, Airport Revenue, Series B, AMT,
                (AMBAC Insured),
                5.000% due 07/01/2025 .........................         2,085
      3,155   Burbank, Waste Disposal Revenue, Series B,
                (FSA Insured),
                5.250% due 05/01/2024 .........................         3,410
      3,245   Butte-Glenn Community College District, GO,
                (Election of 2002), Series B, (MBIA
                Insured),
                5.000% due 08/01/2024 .........................         3,459
      2,000   California Department of Veteran Affairs,
                Home Purchase Revenue, Series A,
                (AMBAC Insured),
                5.400% due 12/01/2018 .........................         2,058
              California Educational Facilities Authority,
                College & University Revenue:
      5,000     (Pomona College), Series A,
                5.000% due 07/01/2045 .........................         5,264


  PRINCIPAL
   AMOUNT                                                           VALUE
   (000S)                                                           (000S)
  ---------                                                        --------

$     1,000     (Pooled College & University), Series B,
                6.625% due 06/01/2020 .........................  $      1,099
      1,000   California Educational Facilities Authority,
                Student Loan Revenue, (California Loan
                Program), Series A, AMT, (MBIA Insured),
                5.100% due 03/01/2014 .........................         1,050
        995   California Financing Authority for Resource
                Efficiency, Multiple Utility Revenue, (First
                Resource Efficiency Program), (AMBAC
                Insured),
                6.000% due 07/01/2017 .........................         1,008
        250   California Health Facilities Financing
                Authority, Health Care Revenue, (Adventist
                Health System Project), Series A,
                5.000% due 03/01/2028 .........................           254
      1,000   California Infrastructure & Economic
                Development Bank, Health Care Revenue,
                (The J. David Gladstone Institute Project),
                5.500% due 10/01/2015 .........................         1,078
      2,500   California Pollution Control Financing
                Authority, PCR, (San Diego Gas and
                Electric Company), Series A, AMT,
                (AMBAC Insured),
                5.850% due 06/01/2021 .........................         2,506
      1,500   California Pollution Control Financing
                Authority, Solid Waste Disposal Revenue,
                (Waste Management Inc. Project), Series B,
                5.000% due 07/01/2027 .........................         1,484
         80   California Rural Home Mortgage Finance
                Authority, SFMR, (Mortgage-Backed
                Securities Program), Issue A, Series 2, AMT,
                (GNMA/FHLMC Collateral),
                7.950% due 12/01/2024 .........................            82
      6,320   California State Department of Transportation,
                COP, Series A, (MBIA Insured),
                5.250% due 03/01/2016 .........................         6,660
              California State Department of Water
                Resources, Power Supply Revenue,
                Series A:
      5,000     5.750% due 05/01/2017 .........................         5,556
      5,500     5.875% due 05/01/2016 .........................         6,176
      7,000     (MBIA-IBC Insured),
                5.125% due 05/01/2018 .........................         7,602
      3,000     (XLCA Insured),
                5.375% due 05/01/2017 .........................         3,291
              California State Department of Water
                Resources, Water Revenue, Series W, (FSA
                Insured):
        330     (Pre-refunded to 12/01/2011 @ $100),
                5.000% due 12/01/2018 .........................           362
      1,670     (Unrefunded Balance),
                5.000% due 12/01/2018 .........................         1,792
      5,000   California State Economic Recovery, Sales
                Tax Revenue, Series A,
                5.000% due 07/01/2016 .........................         5,361
              California State Public Works Board, Lease
                Revenue:
      3,000     (California State University), Series C,
                5.400% due 10/01/2022 .........................         3,165
      1,980     (Department of Corrections - Kern County
                at Delano II State Prison), Series C,
                5.500% due 06/01/2023 .........................         2,167
      1,750     (Department of Corrections Program),
                Series A, (MBIA-IBC Insured),
                5.000% due 09/01/2018 .........................         1,846


44                   See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
CALIFORNIA MUNICIPAL FUND

July 31, 2005 (unaudited)
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                           VALUE
   (000S)                                                           (000S)
  ---------                                                        --------

 MUNICIPAL BONDS AND NOTES  - (CONTINUED)

     CALIFORNIA - (CONTINUED)
$     4,330     (Department of Corrections-Ten
                Administrative Segregation Housing Units),
                Series A, (AMBAC Insured),
                5.250% due 03/01/2019 .........................  $      4,642
                (Department of Mental Health - Coalinga
                State Hospital), Series A:
      3,000     5.000% due 06/01/2024 .........................         3,141
      1,750     5.000% due 06/01/2025 .........................         1,845
      4,200     (UC M.I.N.D. Institute), Series A,
                5.000% due 04/01/2023 .........................         4,361
              California State, GO:
      2,000     (CIFG-TCRS Insured),
                5.000% due 10/01/2022 .........................         2,089
      4,430     (FGIC-TCRS Insured),
                5.500% due 06/01/2025 .........................         4,786
      1,280     (Veterans), AMT,
                5.700% due 12/01/2032 .........................         1,325
      3,050     (XLCA Insured),
                6.750% due 08/01/2012 .........................         3,626
      2,815   California Statewide Communities
                Development Authority, COP, (Cedars-
                Sinai Medical Center), (MBIA-IBC Insured),
                6.500% due 08/01/2012 .........................         3,089
      1,260   California Statewide Communities Development
                Authority, Health Care Revenue, (Daughters
                of Charity Health System Project), Series A,
                5.000% due 07/01/2039 .........................         1,295
              California Statewide Communities Development
                Authority, MFHR, (Equity Residential
                Housing):
      1,000     Series B,
                5.200% due 12/01/2029 .........................         1,054
      3,300     Series C,
                5.200% due 06/15/2009 .........................         3,479
      1,000   Carson, Redevelopment Agency, Tax
                Allocation Revenue, (Area No. 1 Project),
                (MBIA Insured),
                5.500% due 10/01/2016 .........................         1,137
      3,195   Castaic Lake, Water Agency, COP, (1994
                Refunding Project), Series A, (AMBAC
                Insured),
                5.000% due 08/01/2019 .........................         3,413
              Cathedral City, Improvement Board Act of
                1915, Special Tax Revenue, (Cove
                Improvement District No. 04-02):
      1,000     5.000% due 09/02/2030 .........................           996
      1,350     5.050% due 09/02/2035 .........................         1,343
      2,800   Cerritos, Community College District, GO,
                (AMBAC Insured),
                5.000% due 08/01/2021 .........................         3,004
      3,000   Chula Vista, COP, (MBIA Insured),
                5.000% due 08/01/2027 .........................         3,145
        250   Chula Vista, IDR, (San Diego Gas and Electric
                Company), Series A, AMT,
                4.900% due 03/01/2023 .........................           252
      1,725   Chula Vista, Public Financing Authority,
                Special Tax Revenue, (Assessment Districts
                Refinancing), Sr. Lien, Series A, (FSA
                Insured),
                4.700% due 09/02/2014 .........................         1,841

  PRINCIPAL
   AMOUNT                                                           VALUE
   (000S)                                                           (000S)
  ---------                                                        --------

$     2,665   Chula Vista, Redevelopment Agency, Tax
                Allocation Revenue,
                8.625% due 09/01/2024 .........................  $      2,871
      2,000   Coachella, Redevelopment Agency, Tax
                Allocation Revenue, (Area No. 3 Project),
                5.875% due 12/01/2028 .........................         2,055
      2,160   Contra Costa County, Public Financing
                Authority, Lease Revenue, (Capital
                Projects), Series B, (MBIA Insured),
                5.250% due 06/01/2027 .........................         2,306
      5,000   Contra Costa, Community College District,
                GO, (Election of 2002), (MBIA Insured),
                5.000% due 08/01/2029 .........................         5,284
              Contra Costa, Water District Revenue,
                Series K, (FSA Insured):
      1,445     5.000% due 10/01/2017 .........................         1,553
      1,520     5.000% due 10/01/2018 .........................         1,630
      1,500   Culver City, Redevelopment Finance
                Authority, Tax Allocation Revenue,
                Series B,
                6.250% due 11/01/2025 .........................         1,520
      1,665   Davis, Public Facilities Finance Authority
                Local Agency, Special Tax Revenue,
                (Mace Ranch Area), Series A,
                6.600% due 09/01/2025 .........................         1,743
      1,215   Fairfield, Housing Authority, Mortgage
                Revenue, (Creekside Estates Mobile Homes),
                5.625% due 09/01/2023 .........................         1,225
      1,000   Fontana, Redevelopment Agency, Tax
                Allocation Revenue, (Southwest Industrial
                Park Project), (MBIA Insured),
                5.200% due 09/01/2030 .........................         1,056
              Foothill Eastern Transportation Corridor
                Agency, Toll Road Revenue:
      9,000     Zero coupon due 01/15/2026 ....................         7,658
     20,000     Zero coupon due 01/15/2030 ....................         4,812
     10,000     Zero coupon due 01/15/2032 ....................         2,126
     10,000     Zero coupon due 01/15/2033 ....................         1,999
     10,000     Zero coupon due 01/15/2034 ....................         1,876
     10,000     Zero coupon due 01/15/2036 ....................         1,661
     10,000     Zero coupon due 01/15/2037 ....................         1,562
      9,000     Zero coupon due 01/15/2038 ....................         1,323
      2,000   Fresno, Joint Powers Financing Authority,
                Lease Revenue, Series A, (FSA Insured),
                5.750% due 06/01/2026 .........................         2,234
      2,500   Golden State Tobacco Securitization
                Corporation, Enhanced Tobacco Settlement
                Asset-Backed Bonds, Series A,
                5.000% due 06/01/2045 .........................         2,569
      1,000   Hi Desert, Members Health Care District,
                Health Care Revenue,
                5.500% due 10/01/2015 .........................         1,012
      3,000   Highland, Redevelopment Agency, Tax
                Allocation Revenue, (Highland
                Redevelopment Project Area No. 1),
                Series A, (AMBAC Insured),
                5.000% due 12/01/2028 .........................         3,154
              Huntington Beach, Union High School
                District, GO, (Election of 2004), (FSA
                Insured):
      2,000     5.000% due 08/01/2027 .........................         2,118
      5,000     5.000% due 08/01/2029 .........................         5,292


                    See Notes to Portfolio of Investments.                    45

--------------------------------------------------------------------------------
CALIFORNIA MUNICIPAL FUND

July 31, 2005 (unaudited)
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                           VALUE
   (000S)                                                           (000S)
  ---------                                                        --------

 MUNICIPAL BONDS AND NOTES  - (CONTINUED)

     CALIFORNIA - (CONTINUED)
$     2,000   Huntington Park, Public Financing Authority,
                Lease Revenue, (Wastewater System
                Project),
                6.200% due 10/01/2025 .........................  $      2,082
      5,000   Imperial Irrigation District, COP, (Water
                System Projects), (AMBAC Insured),
                5.500% due 07/01/2029 .........................         5,506
      1,250   Imperial, Water Facilities Revenue, COP,
                (FGIC Insured),
                5.000% due 10/15/2020 .........................         1,321
              Irvine, Improvement Board Act of 1915,
                Special Tax Revenue:
      1,295     (Assessment District No. 00-18), Group 5,
                5.000% due 09/02/2026 .........................         1,292
      1,125     (Assessment District No. 03-19), Group 3,
                5.000% due 09/02/2025 .........................         1,126
        990   Irvine, Meadows Mobile Home Park,
                Mortgage Revenue, Series A,
                5.700% due 03/01/2018 .........................         1,030
              Irvine, Public Facilities & Infrastructure
                Authority, Assessment  Revenue,
                (AMBAC Insured):
                Series B:
      1,455     5.000% due 09/02/2020 .........................         1,501
      3,630     5.000% due 09/02/2021 .........................         3,745
      2,000     Series C,
                5.000% due 09/02/2023 .........................         2,061
      1,825   La Canada, Unified School District, GO,
                (Election of 2004), Series A, (MBIA Insured),
                5.500% due 08/01/2028 .........................         2,033
              La Quinta, Financing Authority, Local Agency
                Revenue, Series A, (AMBAC Insured):
      2,000     5.000% due 09/01/2029 .........................         2,114
      1,000     5.250% due 09/01/2024 .........................         1,089
      1,500   La Verne, Public Financing Authority,
                Revenue Bonds, (Capital Improvement
                Projects),
                7.250% due 09/01/2026 .........................         1,561
      1,000   Laguna Hills, COP, (Community Center
                Project), (MBIA Insured),
                5.000% due 12/01/2017 .........................         1,071
      1,975   Lake Elsinore, Public Financing Authority,
                Local Agency Revenue, Series G,
                5.800% due 09/02/2015 .........................         2,081
      3,135   Long Beach, Bond Finance Authority,
                Economic Development  Revenue,
                (Redevelopment, Housing & Gas Utility
                Financings), Series A-1, (AMBAC
                Insured),
                5.000% due 08/01/2035 .........................         3,274
      1,315   Long Beach, Bond Finance Authority,
                Tax Allocation Revenue, (North Long
                Beach Redevelopment Projects), Series A,
                (AMBAC Insured),
                5.000% due 08/01/2022 .........................         1,377
      2,000   Long Beach, Community Facilities District
                No. 5, Special Tax Revenue, (Towne
                Center),
                6.875% due 10/01/2025 .........................         2,075
      2,000   Long Beach, Harbor Revenue, Series A,
                AMT, (MBIA Insured),
                5.000% due 05/15/2025 .........................         2,094

  PRINCIPAL
   AMOUNT                                                           VALUE
   (000S)                                                           (000S)
  ---------                                                        --------

$       265   Los Angeles, Community Redevelopment
                Agency, Housing Revenue, Series C,
                (AMBAC Insured),
                6.750% due 07/01/2014 .........................  $        268
      2,500   Los Angeles, Community Redevelopment
                Agency, Tax Allocation Revenue, (North
                Hollywood Project), Series E, (MBIA
                Insured),
                5.400% due 07/01/2024 .........................         2,707
      1,000   Los Angeles, MFHR, (Ridgecroft Apartments
                Project), Series E, AMT, (GNMA
                Collateral),
                6.250% due 09/20/2039 .........................         1,037
      1,445   Los Angeles, Special Assessment Revenue,
                (Landscaping & Lighting District No. 96-1
                Project), (AMBAC Insured),
                5.000% due 03/01/2022 .........................         1,510
              Moreno Valley, Unified School District, COP,
                (FSA Insured):
      1,600     5.000% due 03/01/2025 .........................         1,685
      1,760     5.000% due 03/01/2027 .........................         1,846
      1,490   Mountain View, Shoreline Regional Park
                Community, Tax Allocation Revenue,
                Series A, (MBIA Insured),
                5.250% due 08/01/2015 .........................         1,625
      2,785   Needles, Public Utilities Authority, Utilities
                Revenue, (Utilities System Acquisition
                Project), Series A,
                6.500% due 02/01/2022 .........................         2,859
      1,100   Oakland, Revenue Bonds, (YMCA East Bay
                Project),
                7.100% due 06/01/2010 .........................         1,132
      1,565   Oakland, Unified School District, GO,
                (Alameda County School Improvements),
                (FSA Insured),
                5.000% due 08/01/2017 .........................         1,651
      1,485   Oceanside, Community Facilities District
                No. 01-1, Special Tax Revenue, (Morro
                Hills Development Project), Series A,
                5.500% due 09/01/2029 .........................         1,496
      1,500   Oceanside, COP, Series A, (AMBAC Insured),
                5.250% due 04/01/2018 .........................         1,624
      4,000   Orange County, COP, Series A, (MBIA
                Insured),
                5.800% due 07/01/2016 .........................         4,185
              Oxnard, Harbor District, Revenue Bonds:
      1,200     Series A, AMT,
                5.750% due 08/01/2020 .........................         1,249
      1,000     Series B,
                6.000% due 08/01/2024 .........................         1,057
      1,090   Pacifica, Wastewater Revenue, (AMBAC
                Insured),
                5.000% due 10/01/2024 .........................         1,155
      1,280   Palm Desert, Financing Authority, Tax
                Allocation Revenue, (Project Area No. 2),
                Series A, (MBIA Insured),
                5.000% due 08/01/2022 .........................         1,355
      1,995   Pomona, COP, (Mission Promenade Project),
                Series AE, (AMBAC Insured),
                5.375% due 10/01/2032 .........................         2,147
      5,000   Pomona, Public Financing Authority, Tax
                 Revenue, (Merged Redevelopment Project),
                Series AD, (MBIA Insured),
                5.000% due 02/01/2021 .........................         5,201


46                   See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
CALIFORNIA MUNICIPAL FUND

July 31, 2005 (unaudited)
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                           VALUE
   (000S)                                                           (000S)
  ---------                                                        --------

 MUNICIPAL BONDS AND NOTES  - (CONTINUED)

     CALIFORNIA - (CONTINUED)
$     1,000   Pomona, Unified School District, GO,
                (MBIA Insured),
                6.150% due 08/01/2030 .........................  $      1,224
      5,000   Port of Oakland, Airport & Marina Revenue,
                Series K, AMT, (FGIC Insured),
                5.750% due 11/01/2029 .........................         5,385
      1,000   Poway, Redevelopment Agency, Tax
                Allocation Revenue, (Paguay
                Redevelopment Project), (AMBAC Insured),
                5.375% due 06/15/2019 .........................         1,106
      2,750   Redding, Electrical Systems, COP, (Inverse
                Floater), (MBIA Insured),
                10.170% due 07/01/2022+ .......................         4,007
      1,000   Redondo Beach, Public Financing Authority,
                Revenue Bonds, (South Bay Center
                Redevelopment Project),
                7.125% due 07/01/2026 .........................         1,040
      1,160   Riverside County, COP, (Capital Improvement
                & Family Law Court Refunding Projects),
                Series A, (FGIC Insured),
                5.000% due 11/01/2025 .........................         1,228
      2,100   Riverside County, Public Financing Authority,
                COP,
                5.800% due 05/15/2029 .........................         2,177
              Rocklin, Unified School District, Capital
                Appreciation, GO, (FGIC Insured):
      1,030     Zero coupon due 08/01/2014 ....................           663
      1,210     Zero coupon due 08/01/2016 ....................           694
      1,255     Zero coupon due 08/01/2017 ....................           682
      1,360     Zero coupon due 08/01/2019 ....................           661
      1,415     Zero coupon due 08/01/2020 ....................           651
      1,225     Zero coupon due 08/01/2023 ....................           479
        925   Sacramento County, Airport System Revenue,
                Series A, (FSA Insured),
                5.250% due 07/01/2019 .........................         1,006
      2,000   Sacramento County, Sanitation District
                Financing Authority, Sewer Revenue, ETM,
                5.000% due 12/01/2016 .........................         2,029
              Saddleback Valley, Unified School District,
                GO, (Election of 2004), Series A, (FSA
                 Insured):
      3,000     5.000% due 08/01/2027 .........................         3,177
      4,000     5.000% due 08/01/2029 .........................         4,233
              Salinas Valley, Solid Waste Authority, Resource
                Recovery Revenue, AMT, (AMBAC Insured):
      2,475     5.250% due 08/01/2027 .........................         2,609
      2,000     5.250% due 08/01/2031 .........................         2,101
              San Bernardino, Redevelopment Agency, Tax
                Allocation Revenue, (San Sevaine
                Redevelopment Project), Series A:
      1,000     6.900% due 09/01/2018 .........................         1,092
      2,000     7.100% due 09/01/2029 .........................         2,194
      1,885   San Buenaventura, COP, Series B, (AMBAC
                Insured),
                5.500% due 01/01/2017 .........................         2,094
      3,520   San Diego County, COP, (Edgemoor &
                Regional Communications System
                Refunding Project), (AMBAC Insured),
                5.000% due 02/01/2027 .........................         3,701

  PRINCIPAL
   AMOUNT                                                           VALUE
   (000S)                                                           (000S)
  ---------                                                        --------

              San Diego, Redevelopment Agency, Auto
                Parking Revenue:
$     1,000     (Centre City Redevelopment Project),
                Series A,
                6.400% due 09/01/2019 .........................  $      1,071
      1,085     (Southcrest Redevelopment Project),
                6.500% due 10/01/2025 .........................         1,176
      4,000   San Diego, Water Authority Revenue, COP,
                Series B, (Inverse Floater), (MBIA Insured),
                9.920% due 04/08/2021+ ........................         4,364
              San Francisco City and County, International
                Airports Commission, Airport Revenue,
                Second Series, AMT, (MBIA Insured):
      4,000     Issue 27A,
                5.250% due 05/01/2026 .........................         4,172
      4,070     Issue 28A,
                5.250% due 05/01/2020 .........................         4,303
      2,300   San Francisco City and County,
                Redevelopment Agency, Lease Revenue,
                (George R. Moscone Convention Center
                Project), (XLCA Insured),
                Zero coupon due 07/01/2013 ....................         1,698
              San Francisco City and County,
                Redevelopment Financing Authority, Tax
                Allocation Revenue, (San Francisco
                Redevelopment Projects), Series A, (FSA
                Insured):
      3,150     5.000% due 08/01/2017 .........................         3,294
      3,320     5.000% due 08/01/2018 .........................         3,470
      3,215   San Jose, Airport Revenue, Series A, (FSA
                Insured),
                5.375% due 03/01/2017 .........................         3,549
      9,310   San Jose, Financing Authority, Lease Revenue,
                (Convention Center Project), Series F,
                (MBIA Insured),
                5.000% due 09/01/2018 .........................         9,961
      1,000   San Jose, MFHR, (Sixth & Martha Family
                Apartments), AMT, (FNMA Collateral),
                5.875% due 03/01/2033 .........................         1,046
      3,780   San Juan, Unified School District, GO,
                (Election of 2002), Series A, (MBIA
                Insured),
                5.000% due 08/01/2027 .........................         4,003
      4,000   San Marcos, Public Facilities Authority, Sr.
                Tax Incremental Revenue, (Project Area
                No. 3-A), (AMBAC Insured),
                5.000% due 10/01/2034 .........................         4,178
      4,475   San Marcos, Public Facilities Authority, Tax
                Allocation Revenue, (Project Areas No. 2
                & 3 Financing Project), Series C,
                (AMBAC Insured),
                5.000% due 08/01/2028 .........................         4,718
      1,350   Santa Monica-Malibu, Unified School
                District, GO,
                5.750% due 08/01/2025 .........................         1,517
      4,440   Santa Rosa, Mortgage Revenue, (Channate
                Lodge), (FHA Insured),
                6.700% due 12/01/2024 .........................         4,468
      2,000   Semitropic Improvement District of
                Semitropic Water Storage District, Water
                Banking Revenue, Series A, (XLCA
                 Insured),
                5.125% due 12/01/2035 .........................         2,101


                    See Notes to Portfolio of Investments.                    47

--------------------------------------------------------------------------------
CALIFORNIA MUNICIPAL FUND

July 31, 2005 (unaudited)
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                           VALUE
   (000S)                                                           (000S)
  ---------                                                        --------

 MUNICIPAL BONDS AND NOTES  - (CONTINUED)

     CALIFORNIA - (CONTINUED)
$     1,880   Simi Valley, Community Development
                Agency, Commonwealth Mortgage
                Revenue, (Sycamore Plaza II),
                6.000% due 09/01/2012** .......................  $      1,939
              South Gate, Public Financing Authority,
                Tax Allocation Revenue, (South Gate
                Redevelopment Project No. 1):
      2,090     (AMBAC Insured),
                5.250% due 09/01/2022 .........................         2,253
      1,500     (XLCA Insured),
                5.000% due 09/01/2016 .........................         1,609
      1,780   Stockton-East, Water District, COP, (1975 &
                1990 Projects), Series A, (FGIC Insured),
                5.250% due 04/01/2022 .........................         1,924
      3,270   Temecula, Redevelopment Agency, Tax
                Allocation Revenue, (Redevelopment
                Project No.1), (MBIA Insured),
                5.250% due 08/01/2036 .........................         3,479
      1,000   Torrance, Hospital Revenue, (Torrance
                Memorial Medical Center), Series A,
                6.000% due 06/01/2022 .........................         1,109
      1,900   Turlock, COP, (Emanuel Medical Center Inc.
                Project), Series A,
                5.375% due 10/15/2034 .........................         1,974
      1,000   Tustin, Community Facilities District No.
                04-1, Special Tax Revenue, (Tustin Legacy/
                John Laing Homes Project),
                5.375% due 09/01/2029 .........................         1,013
              University of California, College & University
                Revenue, (Multi-Purpose Projects),
                Series M, (FGIC Insured):
      2,260     5.125% due 09/01/2017 .........................         2,432
      4,635     5.125% due 09/01/2018 .........................         4,985
      2,000   Val Verde, Unified School District, COP,
                (FGIC Insured),
                5.250% due 01/01/2025 .........................         2,240
      2,035   Vallejo City, Unified School District, GO,
                Series A, (MBIA Insured),
                5.900% due 02/01/2021 .........................         2,461
      3,040   Ventura County, COP, (Public Financing
                Authority I), Series A, (FSA Insured),
                5.250% due 08/15/2016 .........................         3,259
      2,305   Walnut, Public Financing Authority, Tax
                Allocation Revenue, (Walnut Improvement
                Project), (AMBAC Insured),
                5.375% due 09/01/2022 .........................         2,515
      1,350   West Contra Costa, Unified School District,
                GO, Series A, (MBIA Insured),
                5.350% due 02/01/2017 .........................         1,528
                                                                 ------------
                                                                      416,866
                                                                 ------------
     VIRGIN ISLANDS - 0.3%
      1,000   Virgin Islands, Public Finance Authority,
                Revenue Bonds, (Gross Receipts of Taxes
                on Loan Notes), Series A,
                6.375% due 10/01/2019 .........................         1,134
                                                                 ------------
              Total Municipal Bonds and Notes
                (Cost $396,279) ...............................       418,000
                                                                 ------------

  PRINCIPAL
   AMOUNT                                                           VALUE
   (000S)                                                           (000S)
  ---------                                                        --------

 SHORT-TERM MUNICIPAL BONDS - 0.6%
$       100   California Housing Finance Agency, Housing
                Revenue, (Home Mortgages), Series U,
                AMT, (MBIA Insured),
                2.340% due 08/01/2032++ .......................  $        100
      2,400   California State Department of Water
                Resources, Power Supply Revenue,
                Series B-2,
                2.400% due 05/01/2022++ .......................         2,400
                                                                 ------------
              Total Short-Term Municipal Bonds
                (Cost $2,500) .................................         2,500
                                                                 ------------
TOTAL INVESTMENTS (Cost $398,779*) ...................   100.6%       420,500
OTHER ASSETS (LIABILITIES) (NET) .....................    (0.6)        (2,365)
                                                         -----   ------------
NET ASSETS ...........................................   100.0%  $    418,135
                                                         =====   ============

--------------------------------
    * Aggregate cost for federal tax purposes.
   ** Security deemed illiquid by the Portfolio Manager.
    + Variable rate security. The interest rate shown reflects the rate in effect at July 31, 2005.
   ++ Variable rate securities payable upon demand with not more than five business days notice, and secured by bank letters of credit or guarantees by certain corporations. The interest rate shown reflects the rate in effect at July 31, 2005.

California Municipal Fund had the following bond sector concentrations greater than 10% at July 31, 2005 (as a percentage of the total net assets of the Fund) (unaudited):

                  General Purpose           42.3%
                  General Obligation        13.5%
                  Transportation            11.0%

California Municipal Fund had the following insurance concentrations greater than 10% at July 31, 2005 (as a percentage of the total net assets of the Fund) (unaudited):

                  MBIA                      25.5%
                  AMBAC                     19.2%
                  FSA                       11.3%

--------------------------------------------------------------------------------
                                GLOSSARY OF TERMS
      ACA               -- ACA Financial Guaranty Corporation
      AMBAC             -- American Municipal Bond Assurance Corporation
      AMT               -- Alternative Minimum Tax
      CIFG              -- CDC IXIS Financial Guaranty North America, Inc.
      COP               -- Certificate of Participation
      ETM               -- Escrowed to Maturity
      FGIC              -- Federal Guaranty Insurance Corporation
      FHA               -- Federal Housing Authority
      FHLMC             -- Federal Home Loan Mortgage Corporation
      FNMA              -- Federal National Mortgage Association
      FSA               -- Financial Security Assurance
      GNMA              -- Government National Mortgage Association
      GO                -- General Obligation
      IBC               -- Insured Bond Certificate
      IDR               -- Industrial Development Revenue
      MBIA              -- Municipal Bond Investors Assurance
      MFHR              -- Multi-family Housing Revenue
      PCR               -- Pollution Control Revenue
      SFMR              -- Single Family Mortgage Revenue
      TCRS              -- Transferable Custodial Receipts
      XLCA              -- XL Capital Assurance Inc.
--------------------------------------------------------------------------------

48                   See Notes to Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
CALIFORNIA INSURED INTERMEDIATE MUNICIPAL FUND

July 31, 2005 (unaudited)
--------------------------------------------------------------------------------


  PRINCIPAL
   AMOUNT                                                           VALUE
   (000S)                                                           (000S)
  ---------                                                        --------

 MUNICIPAL BONDS AND NOTES - 96.6%

     CALIFORNIA - 93.5%
$     1,000   ABAG Financing Authority for Nonprofit
                Corporations, COP, (Episcopal Homes
                Foundation),
                6.250% due 08/15/2030 .........................  $      1,069
        905   Alameda County, COP, (MBIA Insured),
                (Santa Rita Jail Project),
                5.375% due 06/01/2009 .........................           948
      1,000   Alameda County, Public Financing Authority,
                Lease Revenue,
                5.000% due 09/02/2008 .........................         1,021
      2,000   Anaheim, Public Financing Authority, Lease
                Revenue, (Convention Center Project),
                Series A, (AMBAC Insured),
                5.250% due 08/01/2013 .........................         2,207
              Anaheim, Public Financing Authority, Power
                & Light Revenue, (Electric System
                Generation Project), Series B, (FSA Insured):
      2,000     5.000% due 10/01/2015 .........................         2,149
      2,000     5.250% due 10/01/2014 .........................         2,210
      1,130   Baldwin Park Public Financing Authority,
                Sales Tax & Tax Allocation Revenue,
                (Puente Merced Redevelopment Project),
                4.625% due 08/01/2016 .........................         1,156
      1,000   California Educational Facilities Authority,
                Student Loan Revenue, (California Loan
                Program), Series A, AMT, (MBIA Insured),
                5.100% due 03/01/2014 .........................         1,050
      1,000   California Health Facilities Financing
                Authority, Health Care Revenue, (Insured
                De Las Companas Project), Series A,
                (AMBAC Insured),
                5.875% due 07/01/2009 .........................         1,023
              California Housing Finance Agency, Mortgage
                Revenue, Series N, AMT, (AMBAC Insured):
      1,000     5.000% due 08/01/2008 .........................         1,044
      1,000     5.100% due 02/01/2009 .........................         1,047
              California State Department of Water
                Resources, Power Supply Revenue, Series A:
      1,675     (MBIA-IBC Insured),
                5.250% due 05/01/2015 .........................         1,832
      4,000     (XLCA Insured),
                5.375% due 05/01/2017 .........................         4,388
      3,000   California State Department of Water
                Resources, Water System Revenue,
                (Central Valley Project), Series Y, (FGIC
                Insured),
                5.250% due 12/01/2014 .........................         3,324
              California State Public Works Board, Lease
                Revenue:
      1,000     (California Community Colleges), Series A,
                (AMBAC Insured),
                5.250% due 12/01/2012 .........................         1,071
      2,000     (California State University), Series A,
                (AMBAC Insured),
                5.375% due 10/01/2017 .........................         2,096
      2,000     (Department of Corrections Program),
                5.250% due 06/01/2012 .........................         2,209

  PRINCIPAL
   AMOUNT                                                           VALUE
   (000S)                                                           (000S)
  ---------                                                        --------

$     1,000     (Department of Corrections-Ten
                Administrative Segregation Housing Units),
                Series A, (AMBAC Insured),
                5.250% due 03/01/2016 .........................  $      1,079
      2,750     (Department of General Services), (Capitol
                East End Complex-Blocks 171-174 & 225),
                Series A, (AMBAC Insured),
                5.250% due 12/01/2014 .........................         3,016
              California State, GO:
      2,000     (FGIC-TCRS Insured),
                7.000% due 10/01/2010 .........................         2,345
      1,000     (FSA Insured),
                5.500% due 03/01/2012 .........................         1,100
                (MBIA-IBC Insured):
      2,000     5.750% due 10/01/2010 .........................         2,233
      2,000     6.250% due 09/01/2012 .........................         2,332
      1,985     (XLCA Insured),
                5.500% due 03/01/2011 .........................         2,189
      1,600   California Statewide Communities
                Development Authority, COP, (Children's
                Hospital of Los Angeles Project), (MBIA
                Insured),
                6.000% due 06/01/2007 .........................         1,688
      1,845   California Statewide Communities
                Development Authority, Water Revenue,
                (Pooled Financing Program), Series C,
                (FSA Insured),
                5.250% due 10/01/2015 .........................         2,027
      1,240   Chino Valley, Unified School District, COP,
                Series A, (FSA Insured),
                5.250% due 09/01/2013 .........................         1,363
      1,095   Chula Vista, Public Financing Authority,
                Special Tax Revenue, (Assessment
                Districts Refinancing), Sr. Lien, Series A,
                (FSA Insured),
                4.500% due 09/02/2013 .........................         1,159
      1,160   Corona, COP, (Clearwater Cogeneration and
                Recycled Water Projects), (MBIA Insured),
                5.000% due 09/01/2016 .........................         1,244
      1,325   Cotati-Rohnert Park, Unified School District,
                GO, Series B, (FGIC Insured),
                5.000% due 08/01/2017 .........................         1,443
              Emeryville, Public Financing Authority,
                Revenue Bonds, (Emeryville
                Redevelopment Project), Series A, (MBIA
                Insured):
      1,265     5.250% due 09/01/2015 .........................         1,392
      1,400     5.250% due 09/01/2017 .........................         1,542
      1,000   Fresno, Unified School District, GO, Series B,
                (MBIA Insured),
                5.000% due 02/01/2018 .........................         1,096
      2,000   Golden State Tobacco Securitization
                Corporation, Tobacco Settlement Revenue,
                Series A, (AMBAC Insured),
                5.000% due 06/01/2013 .........................         2,187
        685   Golden West Schools Financing Authority,
                Revenue Bonds, Series A, (MBIA Insured),
                5.650% due 02/01/2012 .........................           773
      1,615   Inglewood, Unified School District, GO,
                (Election of 1998), Series C, (FSA Insured),
                5.250% due 10/01/2017 .........................         1,794


                    See Notes to Portfolio of Investments.                    49

--------------------------------------------------------------------------------
CALIFORNIA INSURED INTERMEDIATE MUNICIPAL FUND

July 31, 2005 (unaudited)
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                           VALUE
   (000S)                                                           (000S)
  ---------                                                        --------

 MUNICIPAL BONDS AND NOTES  - (CONTINUED)

     CALIFORNIA - (CONTINUED)
$     1,195   Kings Canyon, Joint Unified School District,
                GO, (FGIC Insured),
                5.375% due 08/01/2015 .........................  $      1,319
      1,080   Long Beach, Bond Financing Authority, Lease
                Revenue, (Public Safety Facilities Projects),
                (AMBAC Insured),
                5.250% due 11/01/2013 .........................         1,194
      3,000   Long Beach, Harbor Department Revenue,
                Series B, (FGIC Insured),
                5.000% due 05/15/2016 .........................         3,261
      1,300   Los Angeles, Department of Water & Power,
                Power System Revenue, Series A-2,
                (MBIA Insured),
                5.000% due 07/01/2017 .........................         1,411
      2,500   Los Angeles, Harbor Department Revenue,
                Series B, AMT,
                5.500% due 08/01/2008 .........................         2,584
      1,045   Los Angeles, Municipal Improvement
                Corporation, Lease Revenue, (City of Los
                Angeles Central Library Project), Series AT,
                (MBIA Insured),
                5.500% due 06/01/2017 .........................         1,161
      1,500   Los Angeles, State Building Authority, Lease
                Revenue, (State of California Department
                of General Services Lease Project), Series A,
                (MBIA-IBC Insured),
                5.625% due 05/01/2011 .........................         1,651
      2,105   M-S-R Public Power Agency, San Juan Project
                Revenue, Series I, (MBIA Insured),
                5.000% due 07/01/2015 .........................         2,259
      1,575   Oceanside, COP, Series A, (AMBAC Insured),
                5.250% due 04/01/2016 .........................         1,712
              Ontario, Redevelopment Financing Authority,
                Lease Revenue:
      1,055     (Capital Projects), (AMBAC Insured),
                5.500% due 08/01/2016 .........................         1,172
      1,060     (Project No.1, Center City & Cimarron
                Projects), (MBIA Insured),
                5.250% due 08/01/2016 .........................         1,161
      1,000   Orange County, Public Financing Authority,
                Lease Revenue, (Juvenile Justice Center
                Facility Project), (AMBAC Insured),
                5.375% due 06/01/2016 .........................         1,108
      1,000   Orange County, Water District Revenue, COP,
                Series B, (MBIA Insured),
                5.000% due 08/15/2018 .........................         1,072
        795   Palm Desert, Financing Authority, Tax
                Allocation Revenue, (Project Area No. 2),
                 Series A, (MBIA Insured),
                5.000% due 08/01/2012 .........................           866
      1,000   Port of Oakland, Airport & Marina Revenue,
                Series N, AMT, (MBIA Insured),
                5.000% due 11/01/2011 .........................         1,075
      1,210   Redding Joint Powers Financing Authority,
                Lease Revenue, (2004 Civic Center
                Refunding and Parks Project), Series B,
                (AMBAC Insured),
                5.000% due 03/01/2015 .........................         1,313
      1,590   Redlands, COP, (AMBAC Insured),
                5.000% due 09/01/2017 .........................         1,694


  PRINCIPAL
   AMOUNT                                                           VALUE
   (000S)                                                           (000S)
  ---------                                                        --------

$       200   Redondo Beach, Public Financing Authority,
                Revenue Bonds, (South Bay Center
                Redevelopment Project),
                6.750% due 07/01/2006 .........................  $        206
      2,090   Richmond, Joint Powers Financing Authority,
                Tax Allocation Revenue, Series A, (MBIA
                Insured),
                5.500% due 09/01/2017 .........................         2,295
              Riverside County, COP, (Historic Courthouse
                Refunding Project), Series B, (FGIC Insured):
      1,015     5.000% due 11/01/2018 .........................         1,092
      1,105     5.000% due 11/01/2019 .........................         1,185
      2,000   Riverside, Community College District, GO,
                (FSA Insured),
                5.000% due 08/01/2018 .........................         2,168
      1,100   Riverside, Special Tax Revenue, (Community
                Facilities District No. 90-1-A), (MBIA
                Insured),
                5.500% due 09/01/2013 .........................         1,220
      1,000   San Bernardino County, COP, (West Valley
                Detention Center Refinancing Project),
                Series B, (MBIA Insured),
                5.000% due 11/01/2009 .........................         1,072
      1,840   San Diego County, COP, (Motorola),
                (AMBAC Insured),
                5.000% due 02/01/2011 .........................         1,985
              San Francisco City and County, International
                Airports Commission, Airport Revenue,
                Second Series, AMT:
      1,000     Issue 22, (AMBAC Insured),
                6.000% due 05/01/2008 .........................         1,070
      2,290     Issue 28A, (MBIA Insured),
                5.000% due 05/01/2012 .........................         2,442
      2,000     Issue 30, (XLCA Insured),
                5.250% due 05/01/2015 .........................         2,199
      1,000   San Francisco City and County, Public
                Utilities Commission, Water Revenue,
                Series A, (FSA Insured),
                5.000% due 11/01/2016 .........................         1,078
      1,200   San Jose, Financing Authority, Lease Revenue,
                (Convention Center Project), Series F,
                (MBIA Insured),
                5.000% due 09/01/2016 .........................         1,290
              San Marcos, Public Facilities Authority, Tax
                Allocation Revenue, (Project Areas Nos. 2
                & 3 Financing Project), Series C,
                (AMBAC Insured):
      1,100     4.000% due 08/01/2012 .........................         1,131
      1,250     4.250% due 08/01/2013 .........................         1,301
      1,050   Santa Ana, COP, (Santa Ana Recycling Project),
                Series A, AMT, (AMBAC Insured),
                5.400% due 05/01/2007 .........................         1,077
              Santa Maria, Redevelopment Agency, Lease
                Revenue, (Town Center & Westside Parking
                Facilities Project), (AMBAC Insured):
        165     5.000% due 06/01/2013 .........................           180
      1,085     5.250% due 06/01/2015 .........................         1,189
      1,160   Shasta, Joint Powers Financing Authority,
                Lease Revenue, (County Administration
                Building Project), Series A, (MBIA Insured),
                5.250% due 04/01/2017 .........................         1,255


50                   See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
CALIFORNIA INSURED INTERMEDIATE MUNICIPAL FUND

July 31, 2005 (unaudited)
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                           VALUE
   (000S)                                                           (000S)
  ---------                                                        --------

 MUNICIPAL BONDS AND NOTES - (CONTINUED)

     CALIFORNIA - (CONTINUED)
$     1,000   South Gate, Public Financing Authority, Tax
                Allocation Revenue, (South Gate
                Redevelopment Project No. 1),
                (XLCA Insured),
                5.000% due 09/01/2016 .........................  $      1,073
      1,300   South Orange County, Public Financing
                Authority, Special Tax Revenue, (Foothill
                Area-Mello Roos), Series C, (FGIC
                Insured),
                6.500% due 08/15/2010 .........................         1,488
        995   Southern California Home Financing
                Authority, MFHR, (The Fountains Project),
                Series A, AMT, (FNMA Collateral),
                5.400% due 01/01/2027 .........................         1,010
      1,430   Southern California Public Power Authority,
                San Juan Power Revenue, (San Juan Unit 3
                Project), Series A, (FSA Insured),
                5.000% due 01/01/2020 .........................         1,536
        935   Stanton, MFHR, (Continental Gardens LP
                Project), AMT, (FNMA Collateral),
                5.625% due 08/01/2029 .........................           982
      1,305   Stockton, Community Facilities District No. 1,
                Supplemental Tax Revenue, (Mello Roos-
                Weston Ranch), Series A,
                5.500% due 09/01/2009 .........................         1,364
              Sunnyvale, Solid Waste Revenue, (AMBAC
                Insured):
      1,000     5.250% due 10/01/2012 .........................         1,083
      1,000     5.500% due 10/01/2014 .........................         1,097
      1,000     5.500% due 10/01/2016 .........................         1,091
      1,000   Tracy, Area Public Facilities Financing
                Agency, Special Tax Revenue,
                (Community Facilities District No. 87-1-H),
                (MBIA Insured),
                5.875% due 10/01/2013 .........................         1,055
      1,535   Westlands, Water District, COP, Series A,
                (MBIA Insured),
                5.000% due 09/01/2018 .........................         1,645
                                                                 ------------
                                                                      126,718
                                                                 ------------
     GUAM - 0.8%
      1,000   Guam Government, GO, Series A, (FSA
                Insured),
                5.500% due 12/01/2011 .........................         1,118
                                                                 ------------
     PUERTO RICO - 2.3%
      2,000   Puerto Rico Commonwealth, GO, Series E,
                (MBIA Insured),
                5.000% due 07/01/2028 .........................         2,104
      1,000   Puerto Rico Public Building Authority,
                Government Facilities Revenue,  Series K,
                (MBIA Insured),
                4.000% due 07/01/2026 .........................         1,019
                                                                 ------------
                                                                        3,123
                                                                 ------------
              Total Municipal Bonds and Notes
                (Cost $127,864) ...............................       130,959
                                                                 ------------


  PRINCIPAL
   AMOUNT                                                           VALUE
   (000S)                                                           (000S)
  ---------                                                        --------

 SHORT-TERM MUNICIPAL BONDS - 3.6%
$     1,700   California Housing Finance Agency, Home
                Mortgage Revenue, Series U, AMT, (FSA
                Insured),
                2.340% due 02/01/2032+ ........................  $      1,700
      3,195   California Housing Finance Agency, Housing
                Revenue, (Home Mortgages), Series U,
                AMT, (MBIA Insured),
                2.340% due 08/01/2032+ ........................         3,195
                                                                 ------------
              Total Short-Term Municipal Bonds
                (Cost $4,895) .................................         4,895
                                                                 ------------
TOTAL INVESTMENTS (Cost $132,759*) .....................  100.2%      135,854
OTHER ASSETS (LIABILITIES) (NET) .......................   (0.2)         (269)
                                                          -----  ------------
NET ASSETS .............................................  100.0% $    135,585
                                                          =====  ============

----------------------------
    * Aggregate cost for federal tax purposes.
    + Variable rate securities payable upon demand with not more than five business days notice, and secured by bank letters of credit or guarantees by certain corporations. The interest rate shown reflects the rate in effect at July 31, 2005.

California Insured Intermediate Municipal Fund had the following bond sector concentrations greater than 10% at July 31, 2005 (as a percentage of the total net assets of the Fund) (unaudited):

                  General Purpose           34.6%
                  General Obligation        17.2%
                  Power                     11.8%

California Insured Intermediate Municipal Fund had the following insurance concentrations greater than 10% at July 31, 2005 (as a percentage of the total net assets of the Fund) (unaudited):

                  MBIA                      33.5%
                  AMBAC                     25.2%
                  FSA                       14.3%
                  FGIC                      11.4%

--------------------------------------------------------------------------------
                                GLOSSARY OF TERMS
      AMBAC             -- American Municipal Bond Assurance Corporation
      AMT               -- Alternative Minimum Tax
      COP               -- Certificates of Participation
      FGIC              -- Federal Guaranty Insurance Corporation
      FNMA              -- Federal National Mortgage Association
      FSA               -- Financial Security Assurance
      GO                -- General Obligation
      IBC               -- Insured Bond Certificate
      MBIA              -- Municipal Bond Investors Assurance
      MFHR              -- Multi-family Housing Revenue
      TCRS              -- Transferable Custodial Receipts
      XLCA              -- XL Capital Assurance
--------------------------------------------------------------------------------

                    See Notes to Portfolio of Investments.                    51

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
MONEY MARKET FUND

July 31, 2005 (unaudited)
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                           VALUE
   (000S)                                                           (000S)
  ---------                                                        --------

 COMMERCIAL PAPER (DOMESTIC) - 3.2%
              Cooperative Association of Tractor Dealers
                Inc., Series A, (MBIA Insured):
$     7,700     3.600% due 12/12/2005+++ ......................  $      7,597
      6,700     3.720% due 12/22/2005+++ ......................         6,601
      7,400     3.720% due 01/04/2006+++ ......................         7,281
                                                                 ------------
              Total Commercial Paper (Domestic)
                (Cost $21,479) ................................        21,479
                                                                 ------------
 COMMERCIAL PAPER (YANKEE) - 5.5%
     14,500   ING America Insurance Holdings,
                3.200% due 08/16/2005+++ ......................        14,481
     23,058   Total Capital,
                3.280% due 08/01/2005+++** ....................        23,058
                                                                 ------------
              Total Commercial Paper (Yankee)
                (Cost $37,539) ................................        37,539
                                                                 ------------
 CERTIFICATES OF DEPOSIT (YANKEE) - 3.1%
              Canadian Imperial Bank of Commerce, Note:
     16,000     3.240% due 11/28/2005++ .......................        15,997
      5,000     3.266% due 04/28/2006++ .......................         4,999
                                                                 ------------
              Total Certificates of Deposit (Yankee)
                (Cost $20,996) ................................        20,996
                                                                 ------------
 MEDIUM TERM NOTES - 15.3%
     13,000   American Honda Finance Corporation, Note,
                3.430% due 03/13/2006++** .....................        13,006
      7,000   Bank One Corporation, Sr. Note, Series C,
                3.494% due 02/27/2006++ .......................         7,009
              Caterpillar Financial Service Corporation,
                Note, Series F:
     20,000     3.380% due 03/03/2006++ .......................        20,006
      8,000     3.580% due 04/07/2006++ .......................         8,003
      5,000   Citigroup Global Markets, Note, Series K,
                3.863% due 01/27/2006++ .......................         5,006
              General Electric Capital Corporation, Series A:
      9,736     3.410% due 02/03/2006++ .......................         9,748
      5,000     3.420% due 05/12/2006++ .......................         5,008
     12,000     3.480% due 03/29/2006++ .......................        12,004
     10,000   HSBC Finance Corporation, Note,
                3.375% due 02/21/2006 .........................         9,977
              Merrill Lynch & Company, Note, Series B:
      5,000     2.470% due 03/10/2006 .........................         4,956
      2,500     6.130% due 05/16/2006 .........................         2,540
      6,250     6.150% due 01/26/2006 .........................         6,322
                                                                 ------------
              Total Medium Term Notes
                (Cost $103,585) ...............................       103,585
                                                                 ------------
 CORPORATE BONDS AND NOTES - 40.9%
      1,150   2440 LLC, Note, (LOC: Fifth Third Bank),
                3.490% due 05/01/2024+** ......................         1,150
      6,500   2880 Stevens Creek LLC, Bond,
                (LOC: Bank of  the West),
                3.430% due 11/01/2033+ ........................         6,500
      4,950   American Express Credit Corporation, Sr. Note,
                3.579% due 05/16/2006++ .......................         4,958


  PRINCIPAL
   AMOUNT                                                           VALUE
   (000S)                                                           (000S)
  ---------                                                        --------

$     2,755   ASSK Properties LC, Note,
                (LOC: Wells Fargo Bank),
                3.520% due 12/01/2017+ ........................  $      2,755
      1,750   Avatar Corporation, Note,
                (LOC: Fifth Third Bank),
                3.490% due 05/01/2039+** ......................         1,750
      1,000   Banaba Properties LLC, Note,
                (LOC: Fifth Third Bank),
                3.490% due 03/01/2020+ ........................         1,000
     21,850   Bank One Corporation, Note,
                7.625% due 08/01/2005 .........................        21,850
      1,300   Bedford Hills Golf Club, Note,
                (LOC: Fifth Third Bank),
                3.490% due 04/01/2013+ ........................         1,300
      2,365   Boardwalk Enterprises, Note,
                (LOC: Fifth Third Bank),
                3.490% due 04/01/2024+** ......................         2,365
      1,450   Brookville Enterprises, Note,
                (LOC: Fifth Third Bank),
                3.490% due 10/01/2025+ ........................         1,450
      3,000   Campus Research Corporation, Note,
                Series A, (LOC: Wells Fargo Bank),
                3.570% due 06/01/2013+ ........................         3,000
      3,800   Chatham Capital Corporation, Note,
                (LOC: Fifth Third Bank),
                3.440% due 11/01/2028+ ........................         3,800
              Citigroup Inc.:
     14,000     Note,
                3.370% due 09/01/2005++ .......................        14,001
     14,000     Sr. Note,
                6.750% due 12/01/2005 .........................        14,148
      2,000   Community Housing Development, Bond,
                (LOC: Wells Fargo Bank),
                3.420% due 08/01/2024+ ........................         2,000
     12,310   Corporate Finance Managers, Note,
                (LOC: Wells Fargo Bank),
                3.420% due 02/02/2043+ ........................        12,310
      1,095   Corvasc Real Estate, Note,
                (LOC: Fifth Third Bank),
                3.490% due 05/01/2024+ ........................         1,095
      1,000   Crestmont Nursing Home, Note,
                (LOC: Fifth Third Bank),
                3.440% due 03/01/2024+** ......................         1,000
      1,500   D & I Properties LLC, Bond,
                (LOC: Wells Fargo Bank),
                3.430% due 11/01/2034+ ........................         1,500
        200   Derby Fabricating LLC, Bond,
                (LOC: Fifth Third Bank),
                3.490% due 06/01/2024+ ........................           200
      1,000   Elmhurst Memorial Healthcare, Note,
                (LOC: Fifth Third Bank),
                3.460% due 01/01/2034+** ......................         1,000
     26,746   Everett Clinic, P.S., Bond,
                (LOC: Bank of America),
                3.400% due 05/01/2022+ ........................        26,746
        800   Exal Corporation, Note,
                (LOC: Fifth Third Bank),
                3.490% due 03/01/2009+ ........................           800
        950   Family Express LLC, Note,
                (LOC: Fifth Third Bank),
                3.440% due 04/01/2028+ ........................           950


52                   See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
MONEY MARKET FUND

July 31, 2005 (unaudited)
--------------------------------------------------------------------------------


  PRINCIPAL
   AMOUNT                                                           VALUE
   (000S)                                                           (000S)
  ---------                                                        --------

 CORPORATE BONDS AND NOTES - (CONTINUED)
$     1,100   Fifth Third Bank, Note,
                (LOC: Fifth Third Bank),
                3.490% due 06/01/2018+** ......................  $      1,100
      7,490   Foster Schweihofer Real Estate Holdings
                Company, LLC, Note,
                (LOC: Fifth Third Bank),
                3.440% due 09/20/2033+ ........................         7,490
      1,630   Gold Key Processing Limited, Note,
                (LOC: Fifth Third Bank),
                3.490% due 07/01/2024+ ........................         1,630
      2,000   Gulf Gate Apartments, Bond,
                (LOC: Wells Fargo Bank),
                3.420% due 09/01/2028+** ......................         2,000
      3,900   Heller Financial Inc.,
                6.375% due 03/15/2006 .........................         3,959
        800   Henderson Regional Authority, Bond,
                (LOC: Fifth Third Bank),
                3.490% due 07/01/2023+ ........................           800
              Household Finance Corporation, Note:
     13,050     6.500% due 01/24/2006 .........................        13,225
      2,688     7.250% due 05/15/2006 .........................         2,754
      4,400   Iowa 80 Group Inc., Note,
                (LOC: Wells Fargo Bank),
                3.400% due 06/01/2016+ ........................         4,400
      1,000   ISO Building LLC, Note,
                (LOC: Fifth Third Bank),
                3.490% due 03/01/2023+** ......................         1,000
      1,000   JUL-Mark Investments LLC, Note,
                (LOC: Fifth Third Bank),
                3.490% due 10/01/2025+** ......................         1,000
      1,778   KAT LLC, Note,
                (LOC: Fifth Third Bank),
                3.490% due 06/01/2029+ ........................         1,778
      1,880   KL Morris Family LP, Note,
                (LOC: Fifth Third Bank),
                3.490% due 02/01/2020+ ........................         1,880
      1,500   LAL Holding Company, Note,
                (LOC: Fifth Third Bank),
                3.490% due 08/01/2019+ ........................         1,500
        955   Lauren Company LLC, Bond,
                (LOC: Wells Fargo Bank),
                3.420% due 07/01/2033+** ......................           955
      1,000   Lee Family Partnership, Note,
                (LOC: Fifth Third Bank),
                3.490% due 06/01/2034+ ........................         1,000
      2,200   Lincoln Parkway LLC, Note,
                (LOC: Fifth Third Bank),
                3.490% due 06/01/2044+ ........................         2,200
      1,800   Marsh Enterprises LLC, Note,
                (LOC: Fifth Third Bank),
                3.440% due 01/01/2028+ ........................         1,800
        900   Martin Road Investments, Bond,
                (LOC: Fifth Third Bank),
                3.490% due 10/01/2027+ ........................           900
      2,400   Medical Properties Inc., Revenue Bonds,
                (Dakota Clinic Ltd. Project),
                (LOC: ABN AMRO Bank NV),
                3.390% due 12/15/2024+ ........................         2,400
              Michigan Equity Group, Note,
                (LOC: Fifth Third Bank):
        900     3.490% due 04/01/2034+ ........................           900


  PRINCIPAL
   AMOUNT                                                           VALUE
   (000S)                                                           (000S)
  ---------                                                        --------

$     2,530     Series B,
                3.490% due 04/01/2034+** ......................  $      2,530
     20,000   National Rural Utilities, Note,
                3.000% due 02/15/2006 .........................        19,896
      2,300   NO S Properties LLC, Note,
                (LOC: Fifth Third Bank),
                3.490% due 08/01/2024+ ........................         2,300
      4,500   Pineview Estates LC, Note,
                (LOC: Fifth Third Bank),
                3.440% due 01/01/2023+ ........................         4,500
     14,028   Portland Clinic LLP, Bond,
                (LOC: U.S. Bank),
                3.390% due 11/20/2027+ ........................        14,028
      1,000   R.O. Davis Real Estate, Note,
                (LOC: Fifth Third Bank),
                3.490% due 04/01/2023+ ........................         1,000
      1,610   Realty Holding Company LLC,  Note,
                (LOC: Fifth Third Bank),
                3.490% due 05/01/2024+** ......................         1,610
      3,750   Robert C. Fox, Jr., Note,
                (LOC: Comerica Bank),
                3.430% due 06/01/2033+ ........................         3,750
      4,600   Rockwood Quarry LLC, Note,
                (LOC: Fifth Third Bank),
                3.440% due 12/01/2022+ ........................         4,600
      1,400   Sanders CRS Exchange LLC, Note,
                (LOC: Wells Fargo Bank),
                3.700% due 10/01/2023+** ......................         1,400
      1,000   SJD Service Company LLC, Note,
                (LOC: Fifth Third Bank),
                3.490% due 10/01/2023+ ........................         1,000
      1,000   Skeletal Properties, Note,
                (LOC: Fifth Third Bank),
                3.490% due 11/01/2014+ ........................         1,000
      1,250   Spartan Medical Facility, Note,
                (LOC: Fifth Third Bank),
                3.490% due 12/01/2026+** ......................         1,250
      3,000   Stephens & Stephens XI, Bond,
                (LOC: Bank of the West),
                3.430% due 11/01/2034+ ........................         3,000
      3,130   Tacoma Goodwill Industries, Bond,
                (LOC: Bank of America),
                3.380% due 02/01/2023+ ........................         3,130
      1,800   Titan Holdings Group LLC, Note,
                (LOC: Fifth Third Bank),
                3.490% due 05/01/2012+ ........................         1,800
        925   United Transportation Union, Bond,
                (LOC: Fifth Third Bank),
                3.490% due 06/01/2009+ ........................           925
      8,228   Wachovia Corporation, Sr. Note,
                7.550% due 08/18/2005 .........................         8,245
      1,303   Watts Brothers Frozen Foods, Bond,
                (LOC: U.S. Bank),
                3.430% due 07/01/2013+ ........................         1,303
              Wells Fargo & Company, Note:
     14,052     3.450% due 03/03/2006++ .......................        14,063
      2,000     3.480% due 06/12/2006++ .......................         2,002
      2,260   Westgate Investment Fund, Bond,
                (LOC: Wells Fargo Bank),
                3.420% due 02/01/2012+ ........................         2,260
                                                                 ------------
              Total Corporate Bonds and Notes
                (Cost $277,891) ...............................       277,891
                                                                 ------------


                    See Notes to Portfolio of Investments.                    53

--------------------------------------------------------------------------------
MONEY MARKET FUND

July 31, 2005 (unaudited)
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                           VALUE
   (000S)                                                           (000S)
  ---------                                                        --------

 TAXABLE MUNICIPAL BONDS - 28.8%
$     2,000   ABAG, California, Finance Authority for
                Nonprofit Corporations, Revenue Bonds,
                (Public Policy Institute of California
                Project), Series B,
                (LOC: Bank of New York),
                3.500% due 11/01/2031+ ........................  $      2,000
      6,940   Acworth, Georgia, Downtown Development
                Authority, IDR, (City of Acworth Cable
                Fiber Optic Project), (AMBAC Insured),
                3.380% due 01/01/2017+ ........................         6,940
      2,060   Alameda County, Cailfornia, IDR,
                (Convergent Laser Technologies Project),
                Series B, (LOC: Comerica Bank),
                3.430% due 06/01/2030+ ........................         2,060
      1,300   California Statewide Communities
                Development Authority, MFHR, (Pavilions
                at Sunrise Apartments), Series M-T,
                (FNMA Collateral),
                3.420% due 08/15/2034+ ........................         1,300
      2,085   Collier County, Florida, MFHR, (Brittany
                Bay Apartments Project), Series B,
                (FNMA Collateral),
                3.370% due 07/15/2034+ ........................         2,085
      1,225   Colorado Housing & Finance Authority,
                Economic Development Revenue, (G.A.
                Wright Asset Management, LLC Project),
                (LOC: Wells Fargo Bank),
                3.420% due 04/01/2029+ ........................         1,225
     25,000   Connecticut State Housing Finance Authority,
                Housing Revenue, (Housing Mortgage
                Finance Program), Subseries B-6,
                (AMBAC Insured),
                3.350% due 11/15/2027+ ........................        25,000
              Fairfield California Pension Obligation,
                Revenue Bonds, Series A-2,
                (LOC: Landesbank Hessen-Thuringen):
      5,000     3.500% due 06/01/2034+ ........................         5,000
      2,000     3.500% due 06/01/2034+ ........................         2,000
      4,150   Four Dam Pool Power Agency, Alaska,
                Electric Revenue, Series B,
                (LOC: Dexia Bank),
                3.370% due 07/01/2026+ ........................         4,150
      4,000   Kansas City, Missouri, Tax Increment
                Financing Commission, Tax Increment
                Revenue, (909 Walnut Parking Facility
                Project), (AMBAC Insured),
                3.400% due 02/01/2024+ ........................         4,000
      2,800   Kern Water Bank Authority, California,
                Water Revenue, Series B,
                (LOC: Wells Fargo Bank),
                3.420% due 07/01/2028+ ........................         2,800
      2,500   Kit Carson County, Colorado, Agricultural
                Development Revenue, (Midwest Farms
                LLC), (LOC: Wells Fargo Bank),
                3.380% due 06/01/2027+ ........................         2,500
      1,380   Lake Oswego, Oregon, Redevelopment
                Agency, Tax Increment Revenue, Series B,
                (LOC: Wells Fargo Bank),
                3.420% due 06/01/2020+ ........................         1,380

  PRINCIPAL
   AMOUNT                                                           VALUE
   (000S)                                                           (000S)
  ---------                                                        --------

$     3,000   Long Beach, California, Revenue Bonds,
                (Long Beach Towne Center Site
                Refinancing Project), Series A,
                (LOC: Allied Irish Bank PLC),
                3.430% due 11/01/2030+ ........................  $      3,000
      2,310   Massachusetts State Development Finance
                Agency, Solid Waste Disposal Revenue,
                (The Newark Group Project), Series D,
                (LOC: JPMorgan Chase Bank),
                3.380% due 07/01/2016+ ........................         2,310
      2,000   Memorial Health System, Illinois, Health
                Care Revenue, (LOC: Bank One NA),
                3.380% due 10/01/2024+ ........................         2,000
      3,005   Michigan State Strategic Fund, Limited
                Obligation Revenue, (Environmental
                Research Institute of Michigan Project),
                Series B, (LOC: Fifth Third Bank),
                3.430% due 10/01/2025+ ........................         3,005
        800   Montrose County, Colorado, Economic
                Development Revenue, (Gordon
                Development Project), Series A,
                (LOC: Wells Fargo Bank),
                3.420% due 06/01/2010+ ........................           800
      4,000   New Hampshire State Housing Finance
                Authority, MFHR, (Pheasant Run
                Properties Limited Partnership Project),
                (FNMA Collateral),
                3.370% due 04/15/2016+ ........................         4,000
     20,000   New York City, GO, Subseries A-11,
                (FGIC Insured),
                3.350% due 11/01/2020+ ........................        20,000
     28,000   New York State Housing Finance Agency,
                Housing Revenue, (900 8th Avenue
                Housing Project), Series B,
                (LOC: KeyBank National Association),
                3.340% due 11/01/2035+ ........................        28,000
      4,800   New York State Housing Finance Agency,
                Housing Revenue, (West 33rd Street
                Project), Series B, (FNMA Collateral),
                3.320% due 11/15/2036+ ........................         4,800
      6,685   North Carolina Capital Facilities Finance
                Agency, College & University Revenue,
                (Wolfpack Towers Project), Series B,
                (LOC: Bank of America),
                3.380% due 09/01/2018+ ........................         6,685
              Orange County, Florida, Housing Finance
                Authority, MFHR, Series B:
      2,320     (Northbridge At Millenia - Phase II Project),
                (LOC: SouthTrust Bank),
                3.420% due 09/15/2036+ ........................         2,320
      1,445     (The Landings on Millenia Blvd.
                Apartments),  (FNMA Collateral),
                3.370% due 08/15/2035+ ........................         1,445
      2,305   Plymouth, Minnesota, Health Facilities
                Revenue, (Westhealth Project), Series B,
                (FSA Insured),
                3.380% due 06/01/2024+ ........................         2,305
      3,200   Richmond, California, MFHR, (Bay Cliff
                Apartments Project), Series B, (FNMA
                Collateral),
                3.410% due 08/15/2037+ ........................         3,200


54                   See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
MONEY MARKET FUND

July 31, 2005 (unaudited)
--------------------------------------------------------------------------------


  PRINCIPAL
   AMOUNT                                                           VALUE
   (000S)                                                           (000S)
  ---------                                                        --------

 TAXABLE MUNICIPAL BONDS - (CONTINUED)
$     4,950   Santa Rosa, California, Pension Obligation,
                Revenue Bonds, Series A,
                (LOC: Landesbank Hessen-Thuringen),
                3.500% due 09/01/2024+ ........................  $      4,950
      2,800   Savannah College of Art & Design, Inc.,
                Georgia, Revenue Bonds,
                (LOC: Bank of America),
                3.490% due 04/01/2024+ ........................         2,800
     10,200   South Fulton, Georgia, Municipal Regional
                Jail Authority, Lease Revenue, (Union City
                Justice Center Project), (MBIA Insured),
                3.430% due 11/01/2017+ ........................        10,200
      5,750   Union County Improvement Authority, New
                Jersey, Revenue Bonds, (Cedar Glen
                Housing Corporation - Hanover Township
                Housing Project), Series B, (FNMA
                Collateral),
                3.320% due 12/15/2014+ ........................         5,750
      7,000   Utah Telecommunication Open Infrastructure
                Agency, Telecommunications Revenue,
                (LOC: Bank of America),
                3.380% due 07/01/2026+ ........................         7,000
      3,600   Val Verde Unified School District, California,
                COP, (Land Bank Program), Series B,
                (LOC: Bank of America),
                3.380% due 09/01/2010+ ........................         3,600
              Washington State Housing Finance
                Commission, MFHR, Series B:
      1,810     (Boardwalk Apartments Project), (FNMA
                Collateral),
                3.420% due 09/01/2028+ ........................         1,810
      2,260     (Highland Park Apartments Project),
                (LOC: Bank of America),
                3.370% due 07/15/2038+ ........................         2,260
        975     (Oxford Square Project),
                (LOC: U.S. Bank),
                3.430% due 12/01/2028+ ........................           975
      2,020     (Queen Anne Project),
                (LOC: Bank of America),
                3.420% due 12/01/2040+ ........................         2,020
      5,250     (Silver Creek Apartment Project),
                (FNMA Collateral),
                3.410% due 12/20/2037+ ........................         5,250
      2,730     (Washington Terrace Senior Apartments
                Project), (FNMA Collateral),
                3.410% due 09/15/2037+ ........................         2,730
                                                                 ------------
              Total Taxable Municipal Bonds
                (Cost $195,655) ...............................       195,655
                                                                 ------------

  PRINCIPAL
   AMOUNT                                                           VALUE
   (000S)                                                           (000S)
  ---------                                                        --------

 FUNDING AGREEMENT - 4.7%
   (COST $32,000)
$    32,000   New York Life Insurance,
                3.240% due 08/03/2005++*** ....................  $     32,000--
                                                                 ------------
TOTAL INVESTMENTS (Cost $689,145*) ...................... 101.5%      689,145
OTHER ASSETS (LIABILITIES) (NET) ........................  (1.5)      (10,404)
                                                          -----  ------------
NET ASSETS .............................................. 100.0% $    678,741
                                                          =====  ============

------------------------------
    * Aggregate cost for federal tax purposes.
   ** Security acquired in a transaction exempt from registration under Rule
      144A of the Securities Act of 1933, as amended.
  *** Security is restricted and illiquid.  It was acquired on August 4, 2004, and has a value of $0.05 per share to the Fund at July 31, 2005.
    + Variable rate securities payable upon demand with not more than five business days notice, and secured by bank letters of credit or guarantees by certain corporations. The interest rate shown reflects the rate in effect at July 31, 2005.
   ++ Floating rate security whose interest rate is reset periodically based on an index.
  +++ Rate represents discount rate on purchase date.
   -- Represents fair value as determined in good faith under the direction of the Board of Trustees.

--------------------------------------------------------------------------------
                                GLOSSARY OF TERMS
      AMBAC             -- American Municipal Bond Assurance Corporation
      COP               -- Certificate of Participation
      FGIC              -- Federal Guaranty Insurance Corporation
      FNMA              -- Federal National Mortgage Association
      FSA               -- Financial Security Assurance
      GO                -- General Obligation
      IDR               -- Industrial Development Revenue
      LOC               -- Letter of Credit
      MBIA              -- Municipal Bond Investors Assurance
      MFHR              -- Multi-family Housing Revenue
--------------------------------------------------------------------------------

                    See Notes to Portfolio of Investments.                    55

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
TAX-EXEMPT MONEY MARKET FUND

July 31, 2005 (unaudited)
--------------------------------------------------------------------------------


  PRINCIPAL
   AMOUNT                                                           VALUE
   (000S)                                                           (000S)
  ---------                                                        --------

 MUNICIPAL BONDS AND NOTES - 100.4%

     ARIZONA - 5.1%
$     1,200   Apache County, Industrial Development
                Authority, IDR, Tucson Electric Power
                Company, (LOC: Toronto Dominion Bank),
                2.300% due 12/01/2020+ ........................  $      1,200
                                                                 ------------
     COLORADO - 1.8%
        430   Boulder County, Revenue Bonds, (The
                Humane Society of Boulder Valley, Inc.
                Project), (LOC: Wells Fargo Bank),
                2.450% due 05/01/2020+ ........................           430
                                                                 ------------
     DISTRICT OF COLUMBIA - 1.3%
        300   District of Columbia, IDR, (Resources for
                the Future Inc. Project),
                (LOC: Wachovia Bank),
                2.390% due 08/01/2029+,++ .....................           300
                                                                 ------------
     FLORIDA - 7.8%
        400   Orange County, Health Facilities Authority,
                Health Care Revenue, (Presbyterian
                Retirement Community Project),
                (LOC: Bank of America),
                2.390% due 11/01/2028+ ........................           400
        600   Orange County, IDR, (Central Florida
                YMCA Project), Series A,
                (LOC: Bank of America),
                2.390% due 05/01/2027+ ........................           600
        510   Palm Beach County, Recreational Revenue,
                (Zoological Society Inc. Project),
                (LOC: Northern Trust Company),
                2.390% due 05/01/2031+ ........................           510
        330   St. Lucie County, Solid Waste System
                Disposal Revenue, (AMBAC Insured),
                2.000% due 09/01/2005 .........................           330
                                                                 ------------
                                                                        1,840
                                                                 ------------
     GEORGIA - 5.3%
        300   Bibb County, Development Authority, Health
                Care Revenue, (Ronald McDonald House
                Project), (LOC: SunTrust Bank),
                2.410% due 06/01/2026+ ........................           300
        950   Dahlonega, Downtown Development
                Authority, Student Housing Revenue,
                (North Georgia Student Housing LLC
                Project), Series A, (LOC: Wachovia Bank),
                2.350% due 06/01/2028+ ........................           950
                                                                 ------------
                                                                        1,250
                                                                 ------------
     ILLINOIS - 7.5%
        350   IIlinois Health Facilities Authority, Health
                Care Revenue, (Blessing Hospital Project),
                Series B, (FSA Insured),
                2.400% due 11/15/2029+ ........................           350
      1,000   Illinois International Port District Facilities,
                Revenue Bonds,
                (LOC: ABN AMRO Bank NV),
                2.350% due 01/01/2023+ ........................         1,000

  PRINCIPAL
   AMOUNT                                                           VALUE
   (000S)                                                           (000S)
  ---------                                                        --------

$       400   Warren County, Health Care Revenue,
                (Community Medical Center of Western
                Illinois, Inc. Project),
                (LOC: Wells Fargo Bank),
                2.450% due 12/01/2013+ ........................  $        400
                                                                 ------------
                                                                        1,750
                                                                 ------------
     INDIANA - 4.7%
      1,100   Mt. Vernon, Industrial Pollution & Solid
                Waste Disposal Revenue, (General Electric
                Company Project Guarantee),
                2.270% due 12/01/2014+ ........................         1,100
                                                                 ------------
     IOWA - 5.3%
        850   Iowa Finance Authority, Revenue Bonds,
                Private School Facility, (Regis Schools
                Project), (LOC: Allied Irish Bank PLC),
                2.400% due 06/01/2019+ ........................           850
        385   Linn County, Revenue Bonds, (Goodwill
                Industries of Southeast Iowa Project),
                (LOC: Wells Fargo Bank),
                2.450% due 12/01/2021+ ........................           385
                                                                 ------------
                                                                        1,235
                                                                 ------------
     KANSAS - 5.1%
      1,200   Shawnee, IDR, (Shawnee Village
                Association LP),
                (LOC: JPMorgan Chase Bank),
                2.430% due 12/01/2009+ ........................         1,200
                                                                 ------------
     KENTUCKY - 3.9%
        410   Kenton County, Industrial Building Revenue,
                (Baptist Convalescent Center Project),
                (LOC: Fifth Third Bank),
                2.590% due 07/01/2018+,++ .....................           410
        500   Lexington-Fayette Urban County Government,
                Educational Facilities Revenue,
                (Lexington School Project),
                (LOC: Fifth Third Bank),
                2.350% due 05/01/2025+ ........................           500
                                                                 ------------
                                                                          910
                                                                 ------------
     MISSOURI - 5.1%
      1,200   Kansas City, Industrial Development
                Authority, MFHR, (Gatehouse Apartments
                Project), (FNMA Collateral),
                2.340% due 11/15/2026+ ........................         1,200
                                                                 ------------
     NEW MEXICO - 4.9%
      1,150   New Mexico Housing Authority, Region III
                MFHR,  (Arbors Courtyard Apartments
                Project), Series A-1, (FNMA Collateral),
                2.340% due 01/15/2033+ ........................         1,150
                                                                 ------------
     NORTH CAROLINA - 1.6%
        380   North Carolina Capital Facilities Finance
                Agency, Capital Facilities Revenue, (The
                O'Neal School Project),
                (LOC: Wachovia Bank),
                2.390% due 09/01/2023+ ........................           380
                                                                 ------------


56                   See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
TAX-EXEMPT MONEY MARKET FUND

July 31, 2005 (unaudited)
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                           VALUE
   (000S)                                                           (000S)
  ---------                                                        --------

 MUNICIPAL BONDS AND NOTES - (CONTINUED)

     NORTH DAKOTA - 5.2%
              Grand Forks, Hospital Facilities Revenue,
                (The United Hospital Obligated Group
                Project), (LOC: LaSalle Bank):
$       580     2.300% due 12/01/2016+ ........................  $        580
        630     2.300% due 12/01/2025+ ........................           630
                                                                 ------------
                                                                        1,210
                                                                 ------------
     OHIO - 5.1%
      1,200   Mercer County, Healthcare Facilities Revenue,
                (Grand Lake Cancer Center), Series A,
                (LOC: Fifth Third Bank),
                2.350% due 04/01/2023+ ........................         1,200
                                                                 ------------
     OKLAHOMA - 1.7%
        400   Oklahoma State Industrial Authority, Health
                Care Revenue, (Tealridge Manor
                Corporation Project),
                (LOC: Bank of America),
                2.390% due 11/01/2018+ ........................           400
                                                                 ------------
     TENNESSEE - 2.1%
        500   Metropolitan Government Nashville &
                Davidson County, Industrial Development
                Board, MFHR, (Chimneytop II Project),
                (LOC: Bank of America),
                2.420% due 09/01/2006+ ........................           500
                                                                 ------------
     TEXAS - 6.2%
        500   Ames, Higher Education Facilities
                Corporation, Private Schools Revenue,
                (Saint Gabriel's Catholic School Project),
                (LOC: Allied Irish Bank PLC),
                2.400% due 12/01/2033+ ........................           500
        155   Houston, Independent School District Public
                Facility, Lease Revenue, (Cesar E. Chavez
                High School Project), Series A, (AMBAC
                Insured),
                Zero coupon due 09/15/2005 ....................           155
        795   Keller, Independent School District, UTGO,
                (PSF-GTD Insured),
                2.500% due 08/15/2005 .........................           795
                                                                 ------------
                                                                        1,450
                                                                 ------------
     UTAH - 7.8%
      1,200   Eagle Mountain, Gas & Electric Revenue
                Bonds, (LOC: BNP Paribas),
                2.360% due 12/01/2025+ ........................         1,200
        620   Salt Lake County, Training Facilities Revenue,
                (Community Foundation for the Disabled,
                Inc. Project), (LOC: Wells Fargo Bank),
                2.450% due 08/01/2030+ ........................           620
                                                                 ------------
                                                                        1,820
                                                                 ------------
     WASHINGTON - 12.9%
      1,000   King County, Economic Enterprise
                Corporation Revenue, (Puget Sound Blood
                Center Project), (LOC: U.S. Bank),
                2.390% due 04/01/2023+ ........................         1,000


  PRINCIPAL
   AMOUNT                                                           VALUE
   (000S)                                                           (000S)
  ---------                                                        --------

$       500   Port of Vancouver, Industrial Revenue,
                (United Grain Corporation of Oregon),
                Series 84B, (LOC: Bank of America),
                2.380% due 12/01/2009+ ........................  $        500
        925   Seattle, Low Income Housing Assistance
                Authority, Health Care Revenue, (Bayview
                Manor Homes Project), Series B,
                (LOC: U.S. Bank),
                2.390% due 05/01/2019+ ........................           925
        275   Washington State Health Care Facilities
                Authority, Health Care Revenue, (Virginia
                Mason Medical Center), Series A, (MBIA
                Insured),
                6.000% due 08/15/2005 .........................           275
        330   Washington State Housing Finance
                Commission, Elderly Housing Revenue,
                (Riverview Retirement Project),
                (LOC: U.S. Bank),
                2.390% due 07/01/2022+ ........................           330
                                                                 ------------
                                                                        3,030
                                                                 ------------
              Total Municipal Bonds and Notes
                (Cost $23,555) ................................        23,555
                                                                 ------------
     SHARES
     ------

 INVESTMENT COMPANY SECURITIES - 0.1%
     29,386   Dreyfus Tax-Exempt Cash Management
                Fund ..........................................            29
      1,000   Wells Fargo Tax-Free Money Market Fund ..........             1
                                                                 ------------
              Total Investment Company Securities
                (Cost $30) ....................................            30
                                                                 ------------
TOTAL INVESTMENTS (Cost $23,585*) ....................... 100.5%       23,585
OTHER ASSETS (LIABILITIES) (NET) ........................  (0.5)         (110)
                                                          -----  ------------
NET ASSETS .............................................. 100.0% $     23,475
                                                          =====  ============

---------------------------------
    * Aggregate cost for federal tax purposes.
    + Variable rate securities payable upon demand with not more than five business days notice, and secured by bank letters of credit or guarantees by certain corporations. The interest rate shown reflects the rate in effect at July 31, 2005.
   ++ Security is a private placement.

--------------------------------------------------------------------------------
                                GLOSSARY OF TERMS
      AMBAC             -- American Municipal Bond Assurance Corporation
      FNMA              -- Federal National Mortgage Association
      FSA               -- Financial Security Assurance
      IDR               -- Industrial Development Revenue
      LOC               -- Letter of Credit
      MBIA              -- Municipal Bond Investors Assurance
      MFHR              -- Multi-family Housing Revenue
      PSF-GTD           -- Permanent School Fund Guaranteed
      UTGO              -- Unlimited Tax General Obligation
--------------------------------------------------------------------------------

                    See Notes to Portfolio of Investments.                    57

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
CALIFORNIA MONEY FUND

July 31, 2005 (unaudited)
--------------------------------------------------------------------------------


  PRINCIPAL
   AMOUNT                                                           VALUE
   (000S)                                                           (000S)
  ---------                                                        --------

 MUNICIPAL BONDS AND NOTES - 94.2%

     CALIFORNIA - 94.2%
              ABAG Financing Authority For Nonprofit
                Corporation, Revenue Bonds:
$     1,000     (Hamlin School Project), Series A,
                (LOC: BNP Paribas SA),
                2.320% due 08/01/2032+ ........................  $      1,000
      1,000     (Point Loma Nazarene University Project),
                (LOC: Allied Irish Bank PLC),
                2.350% due 10/01/2033+ ........................         1,000
      1,000     (Public Policy Institute of California
                Project), Series A, (LOC: California State
                Teachers Retirement System),
                2.320% due 11/01/2031+ ........................         1,000
              Alameda County, IDR, AMT:
      1,000     (Bema Electronic Manufacturing, Inc.
                Project), Series A, (LOC: Comerica Bank),
                2.430% due 04/01/2034+ ........................         1,000
        700     (Heat and Control Inc. Project), Series A,
                (LOC: Wells Fargo Bank),
                2.400% due 11/01/2025+ ........................           700
        905     (P.J.'s Lumber, Inc. Project),
                (LOC: Comerica Bank),
                2.430% due 12/01/2033+ ........................           905
        800   California Health Facilities Financing
                Authority, Hospital & Nursing Home
                Revenue, (Catholic Healthcare West
                Project), Series J, (LOC: Bank One NA),
                2.290% due 07/01/2033+ ........................           800
        945   California State Economic Development
                Financing Authority, IDR, (Wesflex Pipe
                Manufacturing Project), AMT,
                (LOC: Wells Fargo Bank),
                2.380% due 04/01/2018+ ........................           945
              California State, UTGO:
      1,000     Series A-4, (LOC: Citibank N.A. &
                California State Teachers Retirement
                System) ,
                2.080% due 05/01/2034+ ........................         1,000
      1,200     Series C-1, (LOC:  Bank of America),
                2.230% due 05/01/2033+ ........................         1,200
        500   California Statewide Communities
                Development Authority, Recreational
                Revenue, (The Painted Turtle Gang Camp
                Foundation), (LOC: Allied Irish Bank PLC),
                2.320% due 04/01/2033+ ........................           500
        500   California Statewide Communities
                Development Authority, Revenue Bonds,
                (Archer School For Girls, Inc.),
                (LOC: Allied Irish Bank PLC),
                2.320% due 05/01/2035+ ........................           500
        900   Contra Costa County Housing Authority,
                MFHR, (Lakeshore Project), Series C,
                (FHLMC Collateral),
                2.320% due 11/15/2017+ ........................           900
        600   Hesperia, Public Financing Authority,
                Revenue Bonds, (1993 Street Improvement
                Project), (LOC: Bank of America),
                2.340% due 10/01/2023+ ........................           600

  PRINCIPAL
   AMOUNT                                                           VALUE
   (000S)                                                           (000S)
  ---------                                                        --------

$     1,000   Hesperia, Unified School District, COP,
                (Interim School Facility Funding Project),
                (FSA Insured),
                2.320% due 02/01/2028+ ........................  $      1,000
              Irvine Ranch, Water District, UTGO:
        300     (Consolidated Improvement Districts Nos.
                102, 103, 105 & 106), (LOC: State Street
                Bank & Trust),
                2.170% due 09/01/2006+ ........................           300
        100     (Improvement District Nos. 105, 140, 240
                & 250), (LOC: State Street Bank & Trust),
                2.200% due 01/01/2021+ ........................           100
              Los Angeles, Community Redevelopment
                Agency, MFHR:
        700     (Promenade Towers Project), (FHLMC
                Collateral),
                2.250% due 04/01/2030+ ........................           700
        500     (Views at 270 Project), Series A, AMT,
                (LOC: Citibank NA),
                2.380% due 09/01/2019+ ........................           500
        900   Los Angeles, Wastewater System Revenue,
                (Multimodal Project), Series C, (FGIC
                Insured),
                2.150% due 12/01/2031+ ........................           900
      1,000   Novato, MFHR, (Nova-Ro III Senior
                Housing Project), (LOC: BNP Paribas SA),
                2.330% due 10/01/2032+ ........................         1,000
        800   Pasadena, COP, (Rose Bowl Improvements
                Project), (LOC: California State Teachers
                Retirement System),
                2.300% due 12/01/2016+ ........................           800
        230   Rancho Cucamonga, Redevelopment Agency,
                Tax Allocation Revenue, (Rancho
                Redevelopment Project), (AMBAC Insured),
                2.000% due 09/01/2005 .........................           230
      1,000   San Francisco City & County Redevelopment
                Agency, Economic Development Revenue,
                (Community Facilities District No. 4),
                (LOC: Bank of America),
                2.320% due 08/01/2031+ ........................         1,000
      1,000   Santa Rosa, Wastewater Revenue Bond,
                Series A, (LOC: Landesbank Baden-
                Wuerttemberg),
                2.320% due 09/01/2033+ ........................         1,000
        570   Vallejo, Public Financing Authority, Revenue
                Bonds, (Glen Cove Project), Series A,
                (AMBAC Insured),
                1.500% due 09/02/2005 .........................           570
                                                                 ------------
                                                                       20,150
                                                                 ------------
              Total Municipal Bonds and Notes
                (Cost $20,150) ................................        20,150
                                                                 ------------

58                   See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
CALIFORNIA MONEY FUND

July 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                                    VALUE
     SHARES                                                         (000S)
     ------                                                         ------

 INVESTMENT COMPANY SECURITIES - 6.4%
    361,489   Dreyfus Basic California Municipal
                Money Market Fund .............................  $        361
  1,000,000   Wells Fargo California Tax-Free Money
                Market Fund ...................................         1,000
                                                                 ------------
              Total Investment Company Securities
                (Cost $1,361) .................................         1,361
                                                                 ------------
TOTAL INVESTMENTS (Cost $21,511*) ......................  100.6%       21,511
OTHER ASSETS (LIABILITIES) (NET) .......................   (0.6)         (124)
                                                          -----  ------------
NET ASSETS .............................................  100.0% $     21,387
                                                          =====  ============

-----------------------------------
    * Aggregate cost for federal tax purposes.
    + Variable rate securities payable upon demand with not more than five business days notice, and secured by bank letters of credit or guarantees by certain corporations. The interest rate shown reflects the rate in effect at July 31, 2005.

--------------------------------------------------------------------------------
                                GLOSSARY OF TERMS
      AMBAC             -- American Municipal Bond Assurance Corporation
      AMT               -- Alternative Minimum Tax
      COP               -- Certificate of Participation
      FGIC              -- Federal Guaranty Insurance Corporation
      FSA               -- Financial Security Assurance
      IDR               -- Industrial Development Revenue
      LOC               -- Letter of Credit
      MFHR              -- Multi-family Housing Revenue
      UTGO              -- Unlimited Tax General Obligation
      FHLMC             -- Federal Home Loan Mortgage Corporation
--------------------------------------------------------------------------------

                    See Notes to Portfolio of Investments.                    59

NOTES TO PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
WM GROUP OF FUNDS
--------------------------------------------------------------------------------

1.   VALUATION AND INVESTMENT PRACTICES

PORTFOLIO VALUATION:
Securities that are primarily traded on a U.S. exchange (excluding securities traded through the NASDAQ National Market System, which are valued at the NASDAQ official closing price) are valued at the last reported sales price on that exchange or, if there were no sales during the day (and no official closing price on such day), at the mean of the current day's bid and asked prices. Securities traded only on over-the-counter markets (other than the NASDAQ National Market System and the U.S. Government Securities System) are valued at the mean of the current day's bid and asked prices.

The value of a foreign security is determined in its functional currency as of the close of trading on the foreign exchange on which it is traded or at the close of the New York Stock Exchange, if that is earlier, or if there has been movement in the U.S. market and/or other economic indicators that exceed a specified threshold, the foreign security is fair valued. The value is then converted into its U.S. dollar equivalent using prevailing exchange rates on the day the value of the foreign security is determined.

Options are generally valued at the last sale price or, in the absence of a last sale price, at the mean of the current day's bid and asked prices. The value of a futures contract equals the unrealized gain or loss on the contract, which is determined by marking the contract to the current settlement price for a like contract acquired on the day on which the futures contract is being valued.

Debt securities of U.S. issuers (other than short-term investments), including municipal securities, are valued by one or more independent pricing services retained by the Trusts. When, in the judgment of a pricing service, market quotations for these securities are readily available, they are valued at the mean between the quoted bid and asked prices. Short-term debt securities that mature in 60 days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined by, or under the direction of, the Board of Trustees which may rely on the assistance of one or more pricing services.

The investments of the Money Funds are valued on the basis of amortized cost in accordance with Rule 2a-7 of the 1940 Act, which approximates market value and does not take into account unrealized capital gains or losses. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, as long as the amortized cost fairly reflects the market-based net asset value per share. Certain other assets may be valued by the Advisor under the supervision of the Board of Trustees.

REPURCHASE AGREEMENTS:
Each Fund may enter into repurchase agreement transactions. A repurchase agreement is a purchase of an underlying debt obligation subject to an agreement by the seller to repurchase the obligation at an agreed upon price and time. It is each Fund's policy that its custodian take possession of the underlying collateral securities. The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of counterparty default, the Fund would seek to use the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. WM Advisors, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and broker-dealers with whom each Fund enters into repurchase agreements.

FUTURES CONTRACTS:
Certain Funds may enter into futures transactions. The underlying value of a futures contract is incorporated within the unrealized appreciation/(depreciation) shown in the Portfolio of Investments under the caption "Futures Contracts."

Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount (known as an initial margin deposit). Subsequent payments (known as variation margins) are made or received by the Fund each day, depending on the daily fluctuation of the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses and the Fund recognizes a realized gain or loss when the contract is closed. Should market conditions change unexpectedly, the Funds may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

--------------------------------------------------------------------------------
WM GROUP OF FUNDS
--------------------------------------------------------------------------------

PURCHASED OPTION CONTRACTS:
Certain Funds may enter into put and call option contracts. These Funds may use option contracts to manage their exposure to the stock and bond markets and to fluctuations in interest rates and currency values. Upon entering into a put or call option, the premium paid is recorded as an investment. The daily changes in contract value are recorded as unrealized gains or losses. When a purchased option expires, the Fund will realize a loss in the amount of the cost of the option. When the Fund enters into a closing sale transaction, the Fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option plus related transaction costs. When the Fund exercises a put option, the Fund will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Fund exercises a call option, the cost of the security, which the Fund purchases upon exercise, will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

FOREIGN CURRENCY:
The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars on a daily basis using prevailing exchange rates. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

Unrealized gains and losses, not relating to securities, which result from changes in foreign currency exchange rates have been included in unrealized appreciation/(depreciation) of investments. Unrealized gains and losses of securities, which result from changes in foreign currency exchange rates as well as changes in market prices of securities, have been included in unrealized appreciation/(depreciation) of investments. Net realized foreign currency gains and losses, which result from changes in exchange rates between trade date and settlement date on investment transactions as well as the difference between the amounts of interest and dividends recorded on the books of the Funds and the amount actually received, have been included in realized gains/(losses) on investment transactions. Foreign currency gains and losses, which result from fluctuations in exchange rates between the initial purchase trade date and subsequent sale trade date, have been included in realized gains/(losses) on investment transactions.

FORWARD FOREIGN CURRENCY CONTRACTS:
Certain Funds may enter into forward foreign currency contracts. Forward foreign currency contracts are agreements to exchange one currency for another at a future date and at a specified price. These Funds may use forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Funds' foreign currency exposure. These contracts are valued daily, and a Fund's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date. Due to the risks, the Funds could incur losses up to the entire contract amount, which may exceed the net unrealized value.

ILLIQUID INVESTMENTS:
Each Fund may invest a portion of its net assets in securities that are not readily marketable, including: (1) repurchase agreements with maturities greater than seven calendar days; (2) time deposits maturing in more than seven calendar days; (3) certain futures contracts and options; (4) certain variable rate demand notes having a demand period of more than seven calendar days; (5) securities, the disposition of which are restricted under Federal securities laws, excluding certain Rule 144A securities, as defined in the following paragraph; and (6) certain over-the-counter options.

Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days) at approximately the value at which the Funds have valued the investments. This may have an adverse effect on the Fund's ability to dispose of particular illiquid securities at fair market value and may limit the Fund's ability to obtain accurate market quotations for purposes of valuing the securities and calculating the net asset value of shares of the Fund. The Funds may also purchase securities that are not registered under the Securities Act of 1933, as amended (the "Act"), but that can be sold to qualified institutional buyers in accordance with Rule 144A under the Act ("Rule 144A Securities"). Rule 144A Securities generally must be sold only to other qualified institutional buyers. If a particular investment in Rule 144A Securities is not determined to be liquid under the guidelines established by the Board of Trustees, the investment will be subject to a Fund's limitation on investment in illiquid securities as indicated above.

SECURITIES TRANSACTIONS:
Securities transactions are recorded on a trade date basis. Realized gains and losses from securities sold are recorded on the identified cost basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income is not accrued until settlement date. Each Fund instructs the custodian to segregate assets of the Fund with a current value at least equal to the amount of its when-issued purchase commitments.

--------------------------------------------------------------------------------
WM GROUP OF FUNDS
--------------------------------------------------------------------------------

2.   LENDING OF SECURITIES

Certain Funds may lend securities to brokers, dealers and other financial organizations to earn additional income. The Funds also continue to receive interest or dividends on the securities loaned. Each security loan is collateralized with collateral assets in an amount equal to or greater than the current market value of the loaned securities. There is a risk of delay in receiving collateral, that the collateral could lose value or become valueless, or in recovering the securities loaned or even a loss of rights in collateral should the borrower fail financially.

At July 31, 2005, each of the Funds with outstanding loans of securities to certain brokers, dealers or other financial institutions has segregated cash and/or securities at least equal to the market value of securities loaned with the Funds' custodian.

3.   UNREALIZED APPRECIATION/(DEPRECIATION)

At July 31, 2005, the aggregate gross unrealized appreciation/(depreciation) on a tax basis are as follows:


                                                                       (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
                                                EQUITY     GROWTH &    WEST COAST     MID CAP                 SMALL CAP    SMALL CAP
                                      REIT      INCOME      INCOME       EQUITY        STOCK      GROWTH        VALUE       GROWTH
                                      FUND       FUND        FUND         FUND         FUND        FUND         FUND         FUND
                                   ---------   ---------    ---------   ---------   ----------   ----------    ---------   ---------
Tax basis unrealized appreciation  $ 155,082   $ 476,355    $ 544,694   $ 509,112   $  210,610   $  242,344    $  69,327   $ 52,866
Tax basis unrealized depreciation       (903)    (21,554)     (58,995)    (60,604)      (4,778)     (29,404)     (22,117)    (5,856)
                                   ---------   ---------    ---------   ---------   ----------   ----------    ---------   --------
Net tax unrealized appreciation .. $ 154,179   $ 454,801    $ 485,699   $ 448,508   $  205,832   $  212,940    $  47,210   $ 47,010
                                   =========   =========    =========   =========   ==========   ==========    =========   ========



                                                                                                                          CALIFORNIA
                                                             U.S.                                                           INSURED
                                 INTERNATIONAL SHORT TERM GOVERNMENT                  HIGH     TAX-EXEMPT   CALIFORNIA  INTERMEDIATE
                                    GROWTH      INCOME   SECURITIES     INCOME        YIELD       BOND       MUNICIPAL    MUNICIPAL
                                     FUND        FUND       FUND         FUND         FUND        FUND         FUND         FUND
                                  ---------    --------    --------    ---------   ----------    --------    ---------   ----------
Tax basis unrealized appreciation $ 123,433    $  1,705    $  7,020    $  49,931   $   71,468    $ 16,953    $  21,917   $    3,244
Tax basis unrealized depreciation    (3,458)     (3,045)    (19,478)     (27,186)     (20,920)       (865)        (196)        (149)
                                  ---------    --------    --------    ---------   ----------    --------    ---------   ----------
Net tax unrealized appreciation/
   (depreciation) ............... $ 119,975    $ (1,340)   $(12,458)   $  22,745   $   50,548    $ 16,088    $  21,721   $    3,095
                                  =========    ========    ========    =========   ==========    ========    =========   ==========

62